UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Total Return Bond Strategies Fund
Institutional Class / CTRZX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 51	0.49%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by exposure to non-benchmark sectors including high-yield bonds, collateralized loan obligations and non-agency mortgage-backed securities.
Security selection
| Security selection within investment-grade corporates was a significant positive. An overweight to the financial sector was particularly additive as credit spreads narrowed throughout the period and robust new issuance provided many opportunities to participate. Issue selection in commercial mortgage-backed securities was also positive.
Interest rate positioning
| The Fund’s positioning with respect to interest rates was a small positive, as interest rates declined over the one-year period and the yield curve flattened. Positioning emphasized the front end of the yield curve where interest rates declined the most.
Top Performance Detractors
Investment grade corporates
| The Fund’s underweight positioning with respect to investment-grade corporate bonds detracted from relative performance, as this was the benchmark’s top performing sector.
Treasury securities
| Positioning within the Treasury sector was a small detractor amid a volatile interest rate environment that required ongoing interest rate re-positioning using both Treasury bonds and derivatives.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	8.13	0.32	1.70
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
(a)
The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund's performance prior to October 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current principal investment strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 13,349,030,907
Total number of portfolio holdings	3,801
Management services fees (represents 0.44% of Fund average net assets)	$ 54,180,309
Portfolio turnover for the reporting period	236%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a
percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined
by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	22.6%
Short
Credit Risk	0.5%
Interest Rate Risk	6.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	52,505	50,490	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Total Return Bond Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Total Return Bond Strategies Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO 4 Ltd.(a),(b)
Series 2023-4A Class A
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2036	7.282%	2,350,000	2,360,073
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	575,000	576,952
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,105,951
Series 2023-X1 Class A
11/15/2028	7.110%	443,494	445,012
Series 2024-A Class 1A
02/15/2029	5.610%	4,690,000	4,735,017
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,246,854
Subordianted Series 2024-A Class 1C
02/15/2029	6.160%	500,000	503,430
Subordinated Series 2024-A Class 1B
02/15/2029	5.930%	500,000	504,755
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612% Floor 1.350% 04/15/2034	6.913%	12,200,000	12,151,773
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/20/2034	7.394%	1,000,000	1,000,157
AIG CLO(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/22/2034	7.294%	1,750,000	1,751,526
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 10/25/2033	6.646%	12,500,000	12,517,212
Series 2021-2A Class A
3-month Term SOFR + 1.432% Floor 1.170% 07/20/2034	6.714%	6,950,000	6,958,861
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	6.000%	8,800,000	8,800,194
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	355,210	357,916
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,750,000	2,761,494
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	1,695,000	1,713,161
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,131,525
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,185,836
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	500,000	497,334
Series 2021-2 Class B
01/19/2027	0.690%	1,387,278	1,373,143
Series 2022-2 Class A3
04/18/2028	4.380%	1,599,963	1,593,236
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,615,191
Series 2024-1 Class A3
01/18/2029	5.430%	3,165,000	3,208,349
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,938,168
AMMC CLO Ltd.(a),(b)
Series 2022-25A Class A1R
3-month Term SOFR + 1.350% Floor 1.350% 04/15/2035	6.651%	8,670,000	8,670,329
Series 2023-26A Class A1
3-month Term SOFR + 1.950% Floor 1.950% 04/15/2036	7.251%	2,200,000	2,207,740
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	6.882%	4,670,000	4,671,266
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	6.971%	5,250,000	5,292,047
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anchorage Capital CLO Ltd.(a),(b)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462% Floor 1.200% 10/27/2034	6.725%	11,500,000	11,510,154
Series 2021-21A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	7.294%	10,000,000	10,004,350
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	7.594%	2,900,000	2,902,720
Apidos CLO XXV(a),(b)
Series 2016-25A Class A1R2
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	6.432%	4,889,913	4,908,856
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1R
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2033	6.382%	6,000,000	5,999,946
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	482,268
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,876,678
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	245,487	225,274
Series 2021-A Class A
07/17/2046	1.540%	1,296,061	1,184,521
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1R
3-month Term SOFR + 1.312% Floor 1.050% 04/22/2031	6.594%	3,554,492	3,568,330
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/20/2035	7.482%	7,500,000	7,539,277
Atlas Senior Loan Fund XXIII Ltd.(a),(b)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	6.867%	25,000,000	24,989,100
Auxilior Term Funding LLC(a)
Series 2023-1A Class A2
12/15/2028	6.180%	1,110,154	1,120,751
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,541,046
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	8,121,810
Series 2024-1A Class A
06/20/2030	5.360%	5,325,000	5,429,470
Subordinated Series 2024-1A Class B
06/20/2030	5.850%	500,000	510,522
Bain Capital CLO Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	6.875%	3,750,000	3,773,438
Bain Capital Credit CLO Ltd.(a),(b)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	7.494%	7,000,000	7,026,264
Series 2019-3A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 10/21/2034	6.704%	17,250,000	17,271,562
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	6.000%	8,050,000	8,052,729
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2020-1A Class AR
3-month Term SOFR + 1.382% Floor 1.120% 01/20/2032	6.664%	13,613,050	13,623,260
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	6.829%	14,000,000	13,998,278
Barings CLO Ltd.(a),(b)
Series 2018-4A Class A1R
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2030	6.190%	8,411,029	8,416,866
Series 2020-4A Class A
3-month Term SOFR + 1.482% Floor 1.220% 01/20/2032	6.764%	5,654,216	5,654,216
Battalion CLO XII Ltd.(a),(b)
Series 2018-12A Class A1
3-month Term SOFR + 1.332% Floor 1.070% 05/17/2031	6.433%	2,316,120	2,319,341
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month Term SOFR + 2.412% Floor 2.150% 04/20/2034	7.694%	2,810,000	2,814,207
BHG Securitization Trust(a)
Series 2022-C Class A
10/17/2035	5.320%	155,410	155,254
Series 2024-1CON Class A
04/17/2035	5.810%	1,193,213	1,211,563
Birch Grove CLO Ltd.(a),(b)
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	6.000%	3,150,000	3,151,058
BlueMountain CLO Ltd.(a),(b)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	7.174%	8,500,000	8,493,761
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	6.057%	7,055,991	7,060,119
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/15/2034	7.563%	1,300,000	1,300,000
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 04/19/2034	6.941%	3,600,000	3,602,423
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% 10/20/2030	6.544%	6,855,485	6,858,844
BMW Vehicle Lease Trust
Series 2023-2 Class A4
02/25/2027	5.980%	4,500,000	4,584,023
BOF URSA Funding(a)
Series 2024-SN1 Class A3
03/15/2028	5.660%	5,800,000	5,844,735
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,572,000	1,518,013
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	6,325,000	6,365,474
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2 Class A3
06/15/2028	5.840%	6,515,000	6,584,101
Series 2024-3 Class B
10/16/2028	5.370%	1,185,000	1,193,658
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2030	6.663%	1,262,936	1,263,832
Series 2014-1A Class A1R2
3-month Term SOFR + 1.232% Floor 0.970% 04/17/2031	6.517%	1,171,757	1,176,428
Series 2014-3RA Class A1A
3-month Term SOFR + 1.312% 07/27/2031	6.575%	12,034,552	12,063,880
Series 2015-4A Class A1RR
3-month Term SOFR + 1.220% Floor 1.220% 07/20/2032	6.502%	9,730,000	9,746,901
Carlyle US CLO Ltd.(a),(b)
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	7.882%	3,650,000	3,694,928
Series 2020-1A Class BR
3-month Term SOFR + 2.262% Floor 2.000% 07/20/2034	7.544%	1,250,000	1,250,929
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,835,000	3,851,975
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,075,542
CarMax Auto Owner Trust
Series 2024-2 Class A3
01/16/2029	5.500%	2,015,000	2,060,574
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	2,327,095	2,286,123
Series 2024-P2 Class A3
07/10/2029	5.330%	1,735,000	1,765,091
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	1,023,923	1,026,437
Series 2023-P1 Class A3
12/10/2027	5.980%	4,829,628	4,850,156
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	2,187,928	2,202,862
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1A Class A1
05/15/2036	5.520%	1,660,295	1,675,969
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	7.444%	6,300,000	6,302,218
CIFC Funding Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.302% 04/20/2031	6.584%	2,154,622	2,156,452
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	7.028%	2,000,000	1,995,564
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	5.915%	268,886	240,049
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A3
04/17/2028	5.110%	1,235,000	1,245,637
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	95,442	87,562
Series 2020-AGS Class A
08/25/2050	1.980%	820,522	713,770
Compass Datacenters Issuer II LLC(a)
Series 2024-2A Class A1
08/25/2049	5.022%	2,845,000	2,855,113
CQS US CLO Ltd.(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	7.175%	20,000,000	20,136,940
Credit Acceptance Auto Loan Trust(a)
Series 2022-3A Class A
10/15/2032	6.570%	6,030,000	6,071,624
Series 2023-1A Class A
03/15/2033	6.480%	4,080,000	4,137,360
Series 2024-2A Class A
06/15/2034	5.950%	4,375,000	4,450,949
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,237,778
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	723,570
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crestline Denali CLO XVII Ltd.(a),(b)
Series 2018-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2031	6.431%	7,079,820	7,087,141
Crockett Partners Equipment Co. IIA LLC(a)
Series 2024-1C Class A
01/20/2031	6.050%	3,117,045	3,137,871
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month Term SOFR + 1.382% Floor 1.120% 01/17/2034	6.667%	14,250,000	14,226,715
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,353,620
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,168,750	1,134,598
Series 2019-1A Class A23
05/20/2049	4.352%	1,140,000	1,096,349
Series 2019-1A Class A2II
05/20/2049	4.021%	617,500	602,275
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	4,855,000	4,918,127
Dewolf Park CLO Ltd.(a),(b)
Series 2021-1A Class AR
3-month Term SOFR + 1.182% 10/15/2030	6.483%	1,602,123	1,604,898
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	4,175,000	4,187,778
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,421,250	1,401,900
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,701,000	1,674,791
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month Term SOFR + 2.262% Floor 2.000%, Cap 2.000% 07/17/2034	7.579%	3,000,000	2,999,973
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	7.363%	5,000,000	4,991,920
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	6.472%	7,824,725	7,828,324
Series 2038-RR Class ARR
3-month Term SOFR + 1.150% 07/15/2030	6.451%	1,339,407	1,341,323
DT Auto Owner Trust(a)
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	1,725,719	1,700,546
Subordinated Series 2022-2A Class B
01/15/2027	4.220%	748,750	748,227
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	3,155,000	3,164,962
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	2,525,000	2,520,442
Elevation CLO Ltd.(a),(b)
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	6.944%	30,000,000	30,035,670
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	596,521	549,964
Series 2023-A Class A
02/04/2048	6.370%	4,134,932	4,313,992
ELFI Graduate Loan Program LLC(a),(c)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	214,298
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 04/20/2034	6.694%	27,250,000	27,276,405
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	593,083	589,856
Series 2023-2 Class A2
04/22/2030	5.560%	2,268,122	2,282,095
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,287,256
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,218,984
Exeter Automobile Receivables Trust
Subordinated Series 2023-1A Class B
04/15/2027	5.720%	1,700,544	1,700,444
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	2,450,000	2,448,476
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	6,650,000	6,670,930
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,096,028
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	2,739,962	2,741,103
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	3,475,000	3,486,231
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	140,766	139,691
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,269,608
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/19/2034	7.391%	2,000,000	2,002,032
Flatiron CLO Ltd.(a),(b),(d)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	7.000%	2,000,000	2,000,000
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,053,982
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,241,590
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,638,676
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,150,965
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,981,317
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A3
12/15/2026	1.830%	439,546	438,197
Series 2022-2 Class A3
06/15/2027	4.590%	1,103,956	1,102,900
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,595,113
Series 2024-1 Class A2
06/20/2054	6.190%	2,060,000	2,123,317
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARR
3-month Term SOFR + 1.462% Floor 1.200% 04/16/2034	6.748%	3,200,000	3,201,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy XXVI CLO Ltd.(a),(b)
Series 2018-26A Class AR
3-month Term SOFR + 1.170% Floor 1.170%, Cap 1.170% 11/22/2031	6.291%	6,258,732	6,263,783
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,500,000	2,529,215
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,445,000	3,496,949
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,850,000	1,856,190
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	940,000	948,798
Series 2024-3A Class A2
10/15/2029	5.590%	2,925,000	2,959,900
GM Financial Automobile Leasing Trust
Subordinated Series 2022-3 Class C
08/20/2026	5.130%	2,350,000	2,342,007
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,924,944
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	3,985,000	4,043,889
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	5.783%	336,138	321,255
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,614,089	2,098,320
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,774,499
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.272% Floor 1.010% 04/15/2031	6.573%	8,076,152	8,077,565
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month Term SOFR + 1.550% Floor 1.290% 04/15/2033	6.572%	6,500,000	6,506,259
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	6.722%	4,952,027	4,954,998
Hayfin US XV Ltd.(a),(b)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	6.977%	24,750,000	24,764,701
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	937,430	858,342
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,312,305	1,253,216
Series 2014-2A Class A
01/17/2073	3.610%	1,589,016	1,446,518
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,753,477
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,867,014
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,579,516
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	159,446	159,042
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.684%	9,750,000	9,757,449
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	6.431%	7,092,862	7,095,891
Series 2021-16A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/23/2035	6.685%	7,300,000	7,300,701
Huntington Auto Trust(a)
Series 2024-1A Class A3
01/16/2029	5.230%	2,260,000	2,286,894
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month Term SOFR + 1.292% 04/25/2031	6.576%	2,687,383	2,688,050
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	95,990	94,875
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	70,865	70,434
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A2
3-month Term SOFR + 2.112% Floor 1.850% 01/20/2033	7.394%	1,500,000	1,501,829
Kayne Ltd.(a),(b)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	7.295%	1,600,000	1,602,045
LAD Auto Receivables Trust(a)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,020,353
Series 2024-2A Class A3
08/15/2028	5.610%	2,105,000	2,127,173
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,539,331
LCM Ltd.(a),(b)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	6.624%	2,638,079	2,633,130
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	668,626
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,678,504
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,260,638	1,047,328
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	2,115,000	2,132,164
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.691%	6,411,557	6,423,052
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	7.541%	1,520,000	1,522,076
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342% Floor 1.080% 10/15/2032	6.643%	17,000,000	16,999,847
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662% Floor 1.400% 10/15/2032	6.963%	1,750,000	1,750,401
Madison Park Funding XXX Ltd.(a),(b)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	3.957%	6,000,000	6,001,050
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382% Floor 1.120% 07/17/2034	6.667%	15,000,000	15,008,775
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	6.451%	4,001,824	4,003,585
Marble Point CLO XIX Ltd.(a),(b)
Series 2020-3A Class AR
3-month Term SOFR + 1.400% Floor 1.400% 01/19/2034	6.680%	7,000,000	7,005,600
Mariner Finance Issuance Trust(a)
Series 2020-AA Class A
08/21/2034	2.190%	96,347	95,894
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,034,632	1,009,865
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	4,189,938	4,216,646
Mercury Financial Credit Card Master Trust(a)
Series 2024-2 Class A
07/20/2029	6.560%	3,155,000	3,198,319
MF1 LLC(a),(b)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	7.136%	3,000,000	2,992,521
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	8.003%	7,000,000	6,671,248
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month Term SOFR + 1.912% 02/20/2031	7.040%	6,600,000	6,624,842
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	442,709	443,282
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	873,115	820,231
Series 2019-2GS Class A
07/20/2043	3.690%	930,982	845,025
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	416,426	391,337
Series 2019-1A Class A
12/21/2043	4.370%	851,215	805,893
Series 2020-2A Class A
08/20/2046	1.440%	1,561,213	1,329,717
Series 2023-3A Class A
11/20/2053	5.910%	2,305,632	2,293,983
Series 2023-4A Class A
05/20/2053	6.400%	3,605,582	3,668,361
Series 2024-1 Class A
09/20/2049	5.500%	2,313,325	2,306,944
Series 2024-2A Class A
04/22/2052	5.600%	3,317,000	3,320,268
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	534,095	475,256
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	995,556	823,651
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	822,203	622,451
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	433,471	407,876
MP CLO VIII Ltd.(a),(b)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% 04/28/2034	6.725%	16,100,000	16,103,703
MVW LLC(a)
Series 2024-1A Class A
02/20/2043	5.320%	1,230,293	1,253,137
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	836,519	786,415
Series 2020-DA Class A
05/15/2069	1.690%	4,070,074	3,776,354
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-FA Class A
07/15/2069	1.220%	534,896	492,659
Series 2020-GA Class A
09/16/2069	1.170%	1,007,901	928,345
Series 2021-A Class A
05/15/2069	0.840%	550,063	496,446
Series 2021-BA Class A
07/15/2069	0.940%	1,121,678	1,007,877
Nelnet Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month Term SOFR + 0.712% 08/23/2036	5.813%	3,576,463	3,563,030
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	6.733%	3,500,000	3,507,833
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	7.483%	1,650,000	1,659,983
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month Term SOFR + 2.162% Floor 1.900% 10/16/2033	7.448%	2,000,000	2,004,752
Series 2021-40A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/16/2033	7.298%	4,650,000	4,655,631
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,596,472
Oaktree CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.372% Floor 1.110% 04/22/2030	6.654%	9,527,228	9,533,125
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	7.804%	1,950,000	1,969,102
Oaktree CLO Ltd.(a),(b),(d)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	7.200%	4,050,000	4,050,000
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP CLO Ltd.(a),(b)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	6.696%	2,270,000	2,278,129
Octagon 61 Ltd.(a),(b)
Series 2023-2A Class A
3-month Term SOFR + 1.850% Floor 1.850% 04/20/2036	7.132%	1,550,000	1,558,696
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% 07/15/2030	6.913%	6,925,000	6,925,554
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month Term SOFR + 1.462% Floor 1.200% 07/15/2029	6.763%	7,400,000	7,403,966
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	6.723%	7,900,000	7,904,242
Octagon Investment Partners Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	6.741%	5,345,000	5,338,543
Octane Receivables Trust(a)
Series 2024-2 Class A2
07/20/2032	5.800%	4,204,000	4,240,716
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month Term SOFR + 2.162% Floor 1.900% 01/18/2034	7.441%	1,350,000	1,354,115
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month Term SOFR + 2.062% Floor 1.800% 02/20/2034	7.190%	5,000,000	5,000,115
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	4,290,527	4,246,476
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,470,936
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,849,199
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	6,957,263
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	851,043
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,055,863
Onemain Financial Issuance Trust(a)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,659,017
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,568,650
Series 2022-S1 Class A
05/14/2035	4.130%	5,945,000	5,891,971
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,328,220
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	106,200
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,541,945
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,671,012
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	1,404,947	1,369,342
OZLM VI Ltd.(a),(b)
Series 2014-6A Class A1T
3-month Term SOFR + 1.130% Floor 1.130% 04/17/2031	6.154%	26,253,565	26,262,334
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	25,126	25,080
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month Term SOFR + 1.392% Floor 1.130% 01/17/2031	6.677%	1,359,365	1,360,037
Series 2020-3A Class BR2
3-month Term SOFR + 2.650% Floor 2.650% 11/15/2036	7.768%	2,000,000	2,023,398
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2016-1R Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 08/23/2031	6.563%	3,823,665	3,829,722
Series 2017-1A Class A1R
3-month Term SOFR + 1.502% Floor 1.240% 02/14/2034	6.618%	5,000,000	5,000,975
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	6.743%	15,000,000	15,006,345
PenFed Auto Receivables Owner Trust(a)
Series 2024-A Class A3
06/15/2029	4.700%	1,715,000	1,716,795
Post Road Equipment Finance LLC(a)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	870,000	875,821
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,519,445	2,456,224
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,464,893
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,443,750	1,415,088
Regatta XXIX Funding Ltd.(a),(b),(d)
Series 2024-3A Class A
3-month Term SOFR + 1.380% 09/06/2037	7.000%	34,000,000	34,005,882
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,733,417
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,358,338
Republic Finance Issuance Trust(a)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,141,841
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	7.194%	7,900,000	7,915,271
Series 2021-3A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	7.294%	10,000,000	10,016,150
Santander Bank Auto Credit-Linked Notes(a)
Series 2024-A Class C
06/15/2032	5.818%	2,500,000	2,515,952
Subordinated Series 2022-A Class C
05/15/2032	7.375%	265,023	266,038
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	3,235,000	3,269,780
Series 2024-4 Class A3
01/16/2029	4.850%	3,410,000	3,412,653
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	397,734	395,944
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	459,688	455,777
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	3,710,000	3,691,643
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	3,505,000	3,485,996
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	812,681
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,184,467
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,451,444
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,990,580
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	625,181
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,566,827
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,825,000	1,835,160
Series 2024-B Class A3
11/22/2027	5.560%	2,310,000	2,339,618
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	1,450,264	1,433,926
Series 2023-1A Class A2
01/22/2030	6.560%	2,509,238	2,541,343
Series 2024-1A Class A3
01/20/2032	5.520%	1,695,000	1,737,017
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	2,040,000	2,112,740
Servpro Master Issuer LLC(a)
Series 2024-1A Class A2
01/25/2054	6.174%	2,238,750	2,302,787
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,915,000	2,943,923
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	6.494%	6,122,864	6,123,091
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Series 2024-2A Class A
06/20/2041	5.140%	3,448,141	3,485,008
Signal Peak CLO Ltd.(a),(b)
Series 2022-12A Class A1R
3-month Term SOFR + 1.400% Floor 1.400% 07/18/2037	6.671%	29,000,000	29,070,760
Silver Rock CLO III(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	7.162%	19,000,000	19,124,336
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.821%	1,165,000	1,200,510
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	6.821%	1,165,000	1,186,147
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	7.471%	1,165,000	1,206,378
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.471%	4,060,000	4,145,493
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2025	6.721%	2,326,800	2,318,146
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.471%	1,165,000	1,192,215
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.471%	1,165,000	1,181,015
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	6.163%	3,185,858	3,107,168
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	6.113%	1,553,935	1,517,561
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a)
Series 2019-B Class A2A
06/15/2037	2.840%	6,950,057	6,716,367
Series 2020-PTA Class A2A
09/15/2054	1.600%	6,903,624	6,412,351
Series 2024-A Class A1A
03/15/2056	5.240%	5,282,538	5,348,932
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	123,777	120,944
Series 2018-A Class A2B
02/25/2042	2.950%	28,217	27,799
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,282,276
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,539,791
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,237,966
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,793,461
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,824,000	1,761,640
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	6.611%	3,270,699	3,271,696
Sound Point CLO XXVIII Ltd.(a),(b)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	6.565%	10,570,000	10,572,970
Stream Innovations Issuer Trust(a)
Series 2024-1A Class A
07/15/2044	6.270%	570,787	580,735
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,377,258	4,314,480
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,671,532	2,224,209
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,194,202	1,758,645
Sunrun Artemis Issuer LLC(a)
Series 2024-2A Class A1
07/30/2059	6.250%	6,934,790	7,175,761
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,699,693	1,627,802
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,213,931	1,145,492
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,710,803	1,609,946
Symphony CLO XVI Ltd.(a)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	6.523%	5,872,243	5,897,117
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 07/23/2033	6.287%	11,000,000	11,001,925
Symphony CLO XX Ltd.(a),(b)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	6.386%	6,812,297	6,814,341
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,278,865
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012% Floor 1.750% 01/29/2032	7.275%	2,300,000	2,300,980
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month Term SOFR + 1.442% Floor 1.180% 10/29/2034	6.705%	21,750,000	21,755,938
Series 2017-1A Class BRR
3-month Term SOFR + 1.962% Floor 1.700% 10/29/2034	7.225%	6,500,000	6,510,055
Series 2021-1A Class C
3-month Term SOFR + 2.162% Floor 1.900% 03/18/2034	7.444%	3,150,000	3,128,939
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month Term SOFR + 1.502% Floor 1.240% 01/17/2030	6.787%	2,827,076	2,829,315
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/20/2036	7.082%	4,050,000	4,074,863
THL Credit Wind River CLO Ltd.(a),(b)
Series 2015-1A Class A1R3
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2030	6.482%	7,672,382	7,676,195
Series 2019-1A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/20/2034	6.704%	10,000,000	10,004,090
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class ARR
3-month Term SOFR + 1.250% Floor 1.250% 07/20/2031	6.532%	8,661,707	8,665,588
Tikehau US CLO III Ltd.(a),(b)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	7.152%	15,000,000	15,119,565
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	7.501%	28,000,000	28,329,560
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,367,590
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 04/25/2034	6.866%	9,250,000	9,281,071
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month Term SOFR + 1.912% Floor 1.650% 10/20/2034	7.194%	6,800,000	6,803,237
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2035	6.746%	4,000,000	4,002,340
Trinitas CLO XX Ltd.(a),(b)
Series 2022-20A Class A1
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2035	6.812%	13,250,000	13,264,164
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinitas CLO XXVI Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.690% Floor 1.690% 01/20/2035	6.972%	18,000,000	18,038,592
United Auto Credit Securitization Trust(a)
Subordinated Series 2022-2 Class C
05/10/2027	5.810%	1,434,086	1,433,284
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	268,510	268,791
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month Term SOFR + 1.472% Floor 1.210% 10/20/2034	6.754%	12,500,000	12,475,000
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	6.551%	16,080,000	16,073,311
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% 07/20/2030	7.844%	4,100,000	4,071,362
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	6.773%	2,893,927	2,898,270
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	6.475%	7,327,872	7,337,069
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	6.614%	5,014,097	5,016,308
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	6.429%	7,374,945	7,377,637
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	6.529%	7,506,748	7,516,732
VStrong Auto Receivables Trust(a)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	419,106
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.791%	2,853,444	2,811,675
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/20/2032	6.664%	15,000,000	14,999,625
Series 2020-1A Class A1AR
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2033	6.501%	15,000,000	14,989,515
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	934,908	900,794
Series 2019-1A Class A2I
06/15/2049	3.783%	3,087,582	3,005,548
Westlake Automobile Receivables Trust(a)
Series 2021-2A Class C
07/15/2026	0.890%	260,182	259,295
Series 2024-2A Class A3
02/15/2028	5.560%	1,815,000	1,831,919
Subordinated Series 2023-2A Class B
03/15/2028	6.140%	3,550,000	3,578,960
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,600,889
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	4,600,000	4,631,452
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	4,858,993	4,878,652
Series 2024-1A Class A1
02/18/2039	5.490%	2,410,000	2,440,410
Series 2024-2A Class A1
06/21/2039	4.870%	2,315,000	2,324,844
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2034	6.773%	4,250,000	4,252,911
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	6.923%	3,100,000	3,120,925
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,520,000	2,526,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Select Auto Trust
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,130,478
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.552% 04/15/2030	6.853%	723,561	724,145
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,480,500	5,004,017
Ziply Fiber Issuer LLC(a)
Series 2024-1 Class A2
04/20/2054	6.640%	3,580,000	3,686,649
Total Asset-Backed Securities — Non-Agency (Cost $1,665,706,468)			1,665,731,578

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K055 Class X1
03/25/2026	1.462%	1,904,618	30,537
CMO Series K057 Class X1
07/25/2026	1.291%	2,251,800	35,668
CMO Series K059 Class X1
09/25/2026	0.415%	6,788,764	30,378
CMO Series K060 Class X1
10/25/2026	0.178%	24,585,039	34,173
CMO Series K152 Class X1
01/25/2031	1.098%	3,910,957	176,481
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.140%	12,552,867	650,483
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.407%	7,246,537	145,108
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.403%	17,561,113	345,243
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.450%	7,929,239	182,528
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.436%	10,382,348	233,413
Series K069 Class X1
09/25/2027	0.467%	35,489,270	342,319
Series K091 Class X1
03/25/2029	0.706%	38,843,451	869,231
Series K095 Class X1
06/25/2029	1.084%	74,325,343	2,805,128
Series K106 Class X1
01/25/2030	1.439%	94,146,748	5,605,902
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K131 Class X1 (FHLMC)
07/25/2031	0.829%	12,777,429	523,438
Series K137 Class X1
11/25/2031	0.297%	274,143,461	3,146,399
Series K145 Class X1
06/25/2055	0.430%	4,652,043	101,479
Series K146 Class X1
06/25/2032	0.352%	15,757,731	269,798
Series K147 Class X1
06/25/2032	0.488%	12,166,372	309,874
Series K149 Class X1 (FHLMC)
08/25/2032	0.404%	20,931,533	421,913
Series K-150 Class X1 (FHLMC)
09/25/2032	0.446%	26,962,322	633,881
Series K-1515 Class X1
02/25/2035	1.635%	7,063,103	768,405
Series K-1516 Class X1
05/25/2035	1.628%	14,584,542	1,696,544
Series K-1517 Class X1
07/25/2035	1.436%	19,917,925	2,016,021
Series K1521 Class X1
08/25/2036	1.094%	23,283,970	1,863,586
Series K729 Class X1
10/25/2024	0.463%	101,961,181	2,457
Series K735 Class X1
05/25/2026	1.095%	12,386,220	155,836
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,955,166
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,512,260
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,634,550
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series Q006 Class APT1
07/25/2026	2.603%	2,962,597	2,872,401
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,387,251
02/01/2033	3.400%	3,912,604	3,662,219
07/01/2033	3.670%	8,000,000	7,601,413
03/01/2035	2.510%	3,000,000	2,541,935
Federal National Mortgage Association(c),(e)
Series 2020-M43 Class X1
08/25/2034	2.010%	33,302,194	2,641,267
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(e)
Series K514 Class X1 (FHLMC)
12/25/2028	1.160%	67,388,905	2,494,232
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	852,606	6,515
CMO Series 2013-162 Class IO
09/16/2046	0.061%	13,652,955	14,487
CMO Series 2014-134 Class IA
01/16/2055	0.141%	11,116,296	48,828
CMO Series 2015-101 Class IO
03/16/2052	0.266%	2,753,032	24,182
CMO Series 2015-114
03/15/2057	0.289%	1,138,486	11,786
CMO Series 2015-120 Class IO
03/16/2057	0.607%	6,398,632	129,330
CMO Series 2015-125 Class IB
01/16/2055	0.941%	6,556,175	131,093
CMO Series 2015-125 Class IO
07/16/2055	0.582%	16,222,735	220,178
CMO Series 2015-146 Class IC
07/16/2055	0.151%	5,121,729	23,196
CMO Series 2015-171 Class IO
11/16/2055	0.834%	4,401,818	135,181
CMO Series 2015-174 Class IO
11/16/2055	0.413%	5,548,695	98,370
CMO Series 2015-21 Class IO
07/16/2056	0.697%	2,915,688	83,303
CMO Series 2015-29 Class EI
09/16/2049	0.703%	4,486,305	75,520
CMO Series 2015-41 Class IO
09/16/2056	0.168%	878,137	4,314
CMO Series 2015-6 Class IO
02/16/2051	0.463%	1,937,291	27,409
CMO Series 2015-70 Class IO
12/16/2049	0.564%	5,389,634	106,418
CMO Series 2016-39 Class IO
01/16/2056	0.675%	3,441,551	96,371
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,175,338	363,419
CMO Series 2022-4 Class IO
03/16/2064	0.860%	15,221,637	918,178
CMO Series 2022-43 Class IO
09/16/2061	0.739%	12,669,564	685,437
Series 2014-101 Class IO
04/16/2056	0.565%	9,233,718	139,035
Series 2016-152 Class IO
08/15/2058	0.766%	9,217,366	373,385
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-168 Class IO
12/16/2059	0.544%	15,172,986	538,263
Series 2018-110 Class IA
11/16/2059	0.637%	19,795,274	676,090
Series 2018-2 Class IO
12/16/2059	0.705%	7,064,056	306,592
Series 2020-108 Class IO
06/16/2062	0.847%	8,698,451	506,327
Series 2021-106 Class IO
04/16/2063	0.860%	9,331,672	628,640
Series 2021-132 Class BI
04/16/2063	0.917%	11,817,502	807,322
Series 2021-133 Class IO
07/16/2063	0.881%	11,761,934	761,264
Series 2021-144 Class IO
04/16/2063	0.821%	11,739,179	714,935
Series 2021-145 Class IO
07/16/2061	0.771%	2,486,396	131,289
Series 2021-151 Class IO
04/16/2063	0.918%	10,560,809	717,288
Series 2021-163 Class IO
03/16/2064	0.801%	11,018,227	649,175
Series 2021-186 Class IO
05/16/2063	0.764%	12,280,846	673,942
Series 2021-52 Class IO
04/16/2063	0.721%	10,261,882	556,982
Series 2022-132 Class IO
10/16/2064	0.538%	10,860,933	482,639
Series 2022-166 Class IO
04/16/2065	0.792%	12,762,463	719,858
Series 2022-92 Class EI
02/16/2064	0.809%	10,992,358	643,623
Series 2023-110 Class IO
07/16/2058	1.022%	9,879,482	758,278
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.796%	61,372	61,117
Total Commercial Mortgage-Backed Securities - Agency (Cost $106,381,981)			81,748,476

Commercial Mortgage-Backed Securities - Non-Agency 7.3%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	15,324,304
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.184% Floor 1.070% 08/15/2034	6.521%	2,735,614	2,715,597
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	6.801%	4,724,483	4,695,679
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	8.351%	3,250,000	3,124,678
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	7.453%	2,957,894	2,959,037
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687%, Cap 1.687% 05/17/2041	7.023%	2,500,000	2,490,657
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	6.603%	1,115,895	1,104,830
ARZ Trust(a)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,536,684
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	6,119,438
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2015-200P Class A
04/14/2033	3.218%	4,875,000	4,762,207
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c),(e)
Series 2019-BN18 Class XA
05/15/2062	1.028%	58,929,117	1,979,187
BANK
Series 2017-BNK4 Class A4
05/15/2050	3.625%	2,420,000	2,336,233
BANK(c),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.845%	26,383,010	493,594
BANK(c)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,834,939
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,876,202
BANK5(c)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,179,175
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,277,764
Series 2024-5YR7 Class A3
06/15/2057	5.769%	5,000,000	5,190,997
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,935,000	7,315,731
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,579,922
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	814,324
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	669,131
BBCMS Mortgage Trust(c),(e)
Series 2018-C2 Class XA
12/15/2051	0.914%	59,709,550	1,490,977
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254% Floor 2.140% 10/15/2037	7.591%	14,360,000	14,325,052
BBCMS Mortgage Trust
Series 2020-C7 Class AS
04/15/2053	2.444%	2,000,000	1,692,020
Series 2021-C12 Class A5
11/15/2054	2.689%	17,495,000	15,298,615
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,603,852
Series 2024-5C27 Class A3
07/15/2057	6.014%	11,600,000	12,199,038
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,346,419
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	1,927,385	1,788,854
Benchmark Mortgage Trust(c),(e)
03/15/2053	1.535%	25,239,575	1,151,152
Series 2019-B10 Class XA
03/15/2062	1.385%	24,856,359	1,151,334
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-B20 Class XA
10/15/2053	1.719%	14,372,309	860,450
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,192,230
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,085,338
Series 2024-V8 Class A3
07/15/2057	6.189%	4,000,000	4,225,062
Benchmark Mortgage Trust(c)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,803,034
Series 2024-V7 Class A3
05/15/2056	6.228%	5,000,000	5,280,262
Subordinated Series 2019-B13 Class C
08/15/2057	3.839%	2,400,000	2,058,689
Subordinated Series 2024-V9 Class AS
08/15/2057	6.064%	2,000,000	2,059,236
BFLD Mortgage Trust(a),(b)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	6.887%	7,500,000	7,481,265
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class B
1-month Term SOFR + 1.741% Floor 1.741% 02/15/2039	7.078%	2,100,000	2,067,210
Subordinated Series 2022-BIG Class C
1-month Term SOFR + 2.340% Floor 2.340% 02/15/2039	7.677%	420,000	408,925
BLP Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-IND2 Class C
1-month Term SOFR + 1.891% 03/15/2041	7.220%	2,500,000	2,479,688
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,172,101
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	13,589,012
BMO Mortgage Trust
Series 2024-5C5 Class A3
02/15/2057	5.857%	2,600,000	2,708,828
Series 2024-C9 Class A5
07/15/2057	5.759%	2,000,000	2,135,795
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	7.241%	4,000,000	3,995,121
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	6.862%	3,045,000	2,952,534
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	7.235%	2,300,000	2,302,875
BPR Trust(a),(c)
Series 2023-BRK2 Class A
11/05/2028	7.147%	5,400,000	5,637,196
BX Commercial Mortgage Trust(a),(b)
Series 2020-VKNG Class A
1-month Term SOFR + 1.044% Floor 1.045% 10/15/2037	6.381%	5,644,954	5,620,257
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	8.301%	3,000,000	2,932,300
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.452%	5,918,000	5,921,701
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940% Floor 1.940% 11/15/2028	7.277%	5,000,000	4,968,759
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	7.098%	4,127,759	4,138,078
Series 2024-AIRC Class A
1-month Term SOFR + 1.691% Floor 1.691% 08/15/2039	6.991%	5,000,000	4,998,446
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	7.622%	1,925,000	1,878,710
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	7.801%	3,000,000	2,843,474
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-MFM1 Class D
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2034	6.951%	350,000	344,531
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2038	7.801%	13,414,088	13,290,729
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.478%	3,490,000	3,498,641
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	8.015%	3,000,000	2,964,375
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	7.278%	4,794,913	4,741,011
BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.662%	5,780,000	5,218,616
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	7.427%	11,000,000	10,945,012
Series 2021-ARIA Class A
1-month Term SOFR + 1.014% 10/15/2036	6.351%	3,118,000	3,092,698
Series 2021-LGCY Class D
1-month Term SOFR + 0.114% Floor 1.302% 10/15/2036	6.753%	590,000	574,881
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	8.027%	2,000,000	2,002,498
Series 2024-BRVE Class A
1-month Term SOFR + 1.841% Floor 1.841% 04/15/2026	7.170%	5,000,000	4,971,890
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	7.270%	1,978,149	1,938,586
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	6.828%	4,395,000	4,389,513
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-RISE Class B
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	6.701%	412,665	404,773
Subordinated Series 2022-LBA6 Class D
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2039	7.337%	750,000	734,063
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	8.037%	5,000,000	4,902,925
Subordinated Series 2024-BIO Class B
1-month Term SOFR + 1.941% 02/15/2041	7.278%	3,000,000	2,970,003
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,024,492
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	6.101%	7,000,000	6,736,009
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	5,996,704
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	3,391,343	3,294,532
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	14,540,699
Cantor Commercial Real Estate Lending(c),(e)
Series 2019-CF2 Class XA
11/15/2052	1.335%	40,141,985	1,772,879
CCUBS Commercial Mortgage Trust(c)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,395,797
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	13,995,435	13,377,232
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,144,264
CD Mortgage Trust(c),(e)
Series 2019-CD8 Class XA
08/15/2057	1.535%	45,745,421	2,444,869
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,716,126
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust(c),(e)
Series 2016-C4 Class XA
05/10/2058	1.755%	45,421,320	806,851
CFCRE Commercial Mortgage Trust(c)
Subordinated Series 2016-C7 Class C
12/10/2054	4.510%	1,000,000	886,276
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,650,613
Series 2016-GC37 Class A4
04/10/2049	3.314%	2,875,000	2,794,908
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,684,350
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	8,962,426
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864% Floor 3.750% 10/15/2036	9.201%	1,500,000	1,455,173
Citigroup Commercial Mortgage Trust(c)
Subordinated Series 2015-GC35 Class AS
11/10/2048	4.072%	1,300,000	1,202,188
Subordinated Series 2020-GC46 Class B
02/15/2053	3.150%	2,000,000	1,673,441
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-C2 Class E
08/10/2049	4.534%	2,420,000	1,852,299
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	992,703
COMM Mortgage Trust
Series 2016-CR28 Class A4
02/10/2049	3.762%	3,000,000	2,939,694
COMM Mortgage Trust(a)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,460,268
COMM Mortgage Trust(a),(c),(e)
Series 2024-277P Class X
08/10/2044	0.894%	7,580,000	240,130
COMM Mortgage Trust(a),(c)
Subordinated Series 2013-CR10 Class E
08/10/2046	4.381%	183,358	163,427
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,513,000	2,341,733
COMM Mortgage Trust(c)
Subordinated Series 2015-CR27 Class B
10/10/2048	4.487%	2,000,000	1,869,006
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,295,152
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,748,550	2,709,153
Commercial Mortgage Pass-Through Certificates(c)
Subordinated Series 2019-BN24 Class C
11/15/2062	3.634%	1,000,000	807,972
Commercial Mortgage Trust
Series 2014-UBS4 Class A5
08/10/2047	3.694%	573,725	572,567
Series 2014-UBS6 Class A4
12/10/2047	3.378%	574,303	572,430
Series 2015-CR25 Class A4
08/10/2048	3.759%	4,000,000	3,947,042
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	782,834
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	828,079
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,726,016
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	8,085,987
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2026	6.942%	1,500,000	1,499,999
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,189,517
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,000,000	2,770,407
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,021,752
CSAIL Commercial Mortgage Trust(c)
Subordinated Series 2018-C14 Class B
11/15/2051	5.040%	1,000,000	910,801
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,284,003
Subordinated Series 2020-C19 Class C
03/15/2053	3.734%	2,345,000	1,854,601
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month Term SOFR + 1.950% Floor 1.904% 05/15/2035	7.287%	2,250,000	2,217,591
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-BIOD Class F
1-month Term SOFR + 2.250% Floor 2.204% 05/15/2035	7.587%	8,850,000	8,701,273
DBJPM Mortgage Trust(c),(e)
Series 2020-C9 Class XA
09/15/2053	1.818%	45,526,875	2,149,110
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,750,081
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	1,516,340
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,457,003
DK Trust(a),(b)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	8.087%	1,500,000	1,483,160
DTP Commercial Mortgage Trust(a),(c)
Series 2023-STE2 Class A
01/15/2041	6.038%	2,000,000	2,046,001
ELM Trust(a),(c)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.189%	5,000,000	5,095,158
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	8.301%	2,698,836	2,688,776
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	5,943,995	5,734,379
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,320,281
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.364% 11/16/2036	6.703%	4,350,737	4,327,259
FS Trust(a),(b)
Series 2024-HULA Class A
1-month Term SOFR + 1.811% Floor 1.811% 08/15/2039	7.111%	4,450,000	4,444,432
GAM Investments(a),(g)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	2,103,670
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,612,119
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,738,332
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,731,018
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	1,045,666
GAM Investments(a),(c)
Subordinated Series 2021-F Class C
09/27/2051	1.005%	1,778,000	1,658,869
Subordinated Series 2021-F Class F
09/27/2051	2.391%	2,364,000	1,893,829
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 1B
11/29/2050	0.000%	2,690,000	2,181,182
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	4,900,000	3,865,000
GAM Resecuritization Trust(a),(c)
Series 2022-FRR3 Class BK71
01/29/2052	1.990%	3,736,000	3,127,004
GAM Resecuritization Trust(a),(g)
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,429,505
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,169,000	1,571,023
GAM Resecuritization Trust(a),(f)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	2,086,755
Subordinated Series 2022-FRR3 Class C728
08/27/2050	0.000%	1,446,000	1,437,031
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,382,716
Subordinated Series 2022-FRR3 Class DK41
10/27/2047	0.000%	1,165,000	1,142,272
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,360,710
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	7.469%	4,957,000	4,950,802
Greystone CRE Notes Ltd.(a),(b)
Series 2019-FL2 Class A
1-month Term SOFR + 1.364% Floor 1.180% 09/15/2037	6.701%	1,134,024	1,133,552
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	4,658,347
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,842,583	3,145,667
GS Mortgage Securities Corp. Trust(a),(b)
Series 2021-ARDN Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	6.701%	3,000,000	2,963,140
GS Mortgage Securities Corp. Trust(a),(c)
Series 2024-RVR Class A
08/10/2029	5.372%	10,100,000	10,136,078
Series 2024-RVR Class B
08/10/2029	5.723%	2,569,000	2,567,023
GS Mortgage Securities Trust(a),(c)
Series 2013-PEMB Class A
03/05/2033	3.668%	1,890,000	1,641,943
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,386,124	4,255,051
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,522,154
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,221,946
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,000,000	2,788,723
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,650,724
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	855,889
GS Mortgage Securities Trust(c)
Subordinated Series 2015-GC30 Class AS
05/10/2050	3.777%	4,250,570	4,141,182
Subordinated Series 2016-GS3 Class C
10/10/2049	4.104%	1,500,000	1,351,781
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	7.054%	921,321	919,817
HILT Commercial Mortgage Trust(a),(b)
Series 2024-ORL Class A
1-month Term SOFR + 1.541% 05/15/2037	6.937%	2,000,000	1,991,275
HTL Commercial Mortgage Trust(a),(c)
Series 2024-T53 Class A
05/10/2039	5.876%	5,500,000	5,571,547
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,988,619
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,726,256
Series 2015-HB7 Class A7
08/05/2034	3.914%	1,429,804	1,390,807
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.582%	5,123,089	5,104,724
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134% Floor 4.134% 08/15/2037	9.471%	2,500,000	2,499,997
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	86,135	85,835
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	4,083,150
JPMBB Commercial Mortgage Securities Trust(c)
Subordinated Series 2014-C25 Class B
11/15/2047	4.347%	1,470,000	1,337,655
Subordinated Series 2015-C29 Class AS
05/15/2048	3.917%	2,292,000	2,250,808
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,611,121
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,780,053
Series 2017-C7 Class A5
10/15/2050	3.409%	1,500,000	1,433,163
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,809,712
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	11,877,925
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,916,184
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month Term SOFR + 1.229% Floor 1.115% 11/15/2038	6.566%	7,080,000	7,010,662
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-MHC Class B
1-month Term SOFR + 1.164% Floor 1.050% 04/15/2038	6.501%	1,700,000	1,683,000
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	8.704%	6,450,000	6,255,925
Subordinated Series 2021-NYAH Class E
1-month Term SOFR + 2.204% 06/15/2038	7.541%	600,000	525,243
Subordinated Series 2021-NYAH Class H
1-month Term SOFR + 3.754% 06/15/2038	9.091%	3,500,000	2,120,433
KIND Commercial Mortgage Trust(a),(b)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2029	7.240%	2,500,000	2,496,876
KIND Trust(a),(b)
Series 2021-KIND Class A
1-month Term SOFR + 1.064% Floor 0.950% 08/15/2038	6.401%	2,023,109	1,982,372
KSL Commercial Mortgage Trust(a),(b)
Series 2023-HT Class A
1-month Term SOFR + 2.290% Floor 2.290% 12/15/2036	7.687%	5,000,000	5,014,064
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,297,905
LAQ Mortgage Trust(a),(b)
Series 2023-LAQ Class A
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2036	7.428%	437,946	437,946
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	6.632%	4,000,000	3,899,256
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464% Floor 2.350% 03/15/2038	7.801%	4,170,300	3,963,763
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	783,764
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MARQ Trust(a),(b)
Series 2024-HOU Class A
1-month Term SOFR + 1.591% Floor 1.591% 06/15/2039	6.920%	5,000,000	4,955,065
MED Commercial Mortgage Trust(a),(b)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	6.928%	5,200,000	5,164,277
MF1 LLC(a),(b)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	7.486%	2,478,831	2,477,993
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	7.948%	2,734,842	2,696,067
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,322,221
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/2048	3.077%	407,904	406,069
Series 2016-C28 Class A3
01/15/2049	3.272%	1,101,545	1,078,551
Series 2016-C29 Class ASB
05/15/2049	3.140%	301,167	296,373
Series 2016-C30 Class A5
09/15/2049	2.860%	3,010,000	2,878,517
Series 2017-C34 Class A4
11/15/2052	3.536%	2,285,000	2,179,996
Subordinated Series 2015-C25 Class AS
10/15/2048	4.069%	1,551,000	1,488,132
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	7,933,396
Morgan Stanley Capital I Trust(c),(e)
Series 2021-L5 Class XA
05/15/2054	1.408%	23,732,708	1,356,927
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	6.734%	2,000,000	1,983,750
NJ Trust(a),(c)
Series 2023-GSP Class A
01/06/2029	6.697%	6,800,000	7,152,536
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYC Trust(a),(b)
Series 2024-3ELV Class A
1-month Term SOFR + 1.991% Floor 1.991% 08/15/2029	7.321%	2,000,000	2,000,002
ONNI Commerical Mortgage Trust(a),(c)
Series 2024-APT Class A
07/15/2039	5.753%	2,500,000	2,546,189
ORL Trust(a),(b)
Series 2023-GLKS Class A
1-month Term SOFR + 2.350% Floor 2.350% 10/19/2036	7.687%	5,000,000	5,006,246
PFP Ltd.(a),(b)
Series 2023-10 Class A
1-month Term SOFR + 2.365% Floor 2.365% 09/16/2038	7.707%	3,199,761	3,207,752
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	7.172%	3,000,000	3,000,026
Progress Residential Trust(a)
Subordinated Series 2021-SFR1 Class G
04/17/2038	3.861%	3,830,000	3,566,842
RFM Re-REMIC Trust(a),(g)
Series 2022-FRR1 Class AB55
03/28/2049	0.000%	1,150,000	1,025,008
Subordinated Series 2022-FRR1 Class CK55
03/28/2049	0.000%	360,000	314,533
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	368,038
RFM Re-REMIC Trust(a),(c)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	867,440
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,297,313
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,399,598
SDR Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	7.070%	2,500,000	2,468,750
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,891,416
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SHER Trust(a),(b)
Series 2024-DAL Class A
1-month Term SOFR + 1.641% Floor 1.641% 04/15/2037	6.958%	4,525,000	4,479,849
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	7.287%	3,850,000	3,734,630
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.887%	5,670,000	5,575,051
SREIT Trust(a),(b)
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% 11/15/2036	6.623%	4,538,000	4,472,766
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% 10/15/2034	7.361%	6,275,000	6,093,171
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	7.618%	2,248,546	1,348,041
Taubman Centers Commercial Mortgage Trust(a),(b)
Series 2022-DPM Class A
1-month Term SOFR + 2.186% Floor 2.186% 05/15/2037	7.523%	4,780,000	4,788,963
THPT Mortgage Trust(a),(c)
Series 2023-THL Class A
12/10/2034	7.227%	5,000,000	5,122,328
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,468,366	5,299,436
Wells Fargo Commercial Mortgage Trust
Series 2015-C27 Class A5
02/15/2048	3.451%	2,500,000	2,470,382
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,945,001
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,036,083	8,883,142
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,599,972
Series 2018-C45 Class A3
06/15/2051	3.920%	15,968,202	15,340,400
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-C55 Class A5
02/15/2053	2.725%	3,407,709	3,083,835
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,945,892
Subordinated Series 2014-LC18 Class B
12/15/2047	3.959%	3,650,000	3,609,540
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	1,953,449
Wells Fargo Commercial Mortgage Trust(c),(e)
Series 2021-C59 Class XA
04/15/2054	1.641%	20,262,142	1,424,335
Series 2021-C60 Class XA
08/15/2054	1.625%	4,029,099	280,643
Wells Fargo Commercial Mortgage Trust(c)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	5,048,346
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,917,481
Subordinated Series 2016-C35 Class C
07/15/2048	4.176%	2,100,000	1,956,139
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	3,184,000	2,873,687
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2024-1CHI Class A
07/15/2035	5.308%	6,000,000	6,014,852
WFLD Mortgage Trust(a),(c)
Series 2014-MONT Class A
08/10/2031	3.880%	2,789,561	2,510,957
WSTN Trust(a),(c)
Series 2023-MAUI Class A
07/05/2037	6.518%	2,500,000	2,545,106
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $997,361,656)			973,264,166

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Intelsat Emergence SA(h)	88,937	3,327,711
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h),(i),(j),(k)	59,381	148,453
Total Communication Services		3,476,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(h),(k)	1,728	46
Total Energy		46
Industrials 0.0%
Commercial Services & Supplies 0.0%
Research Now Group LLC(h)	2,703	43,586
Total Industrials		43,586
Total Common Stocks (Cost $3,104,891)		3,519,796

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Lloyds Banking Group PLC(l),(m)
	8.000%	1,611,000	1,703,699
UBS Group AG(a),(l),(m)
	9.250%	994,000	1,095,631
	9.250%	325,000	374,857
Total			3,174,187
Total Convertible Bonds (Cost $2,907,815)			3,174,187

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i),(j),(k)	6.750%	6,306	63,060
Total Communication Services			63,060
Total Convertible Preferred Stocks (Cost $63,060)			63,060

Corporate Bonds & Notes 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
03/26/2029	5.125%	1,870,000	1,908,079
04/15/2030	3.400%	690,000	647,624
03/26/2031	5.250%	535,000	550,908
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
02/01/2031	3.625%	3,875,000	3,510,230
02/01/2035	3.250%	3,499,000	2,829,425
05/01/2040	5.705%	530,000	515,001
03/01/2047	3.650%	1,060,000	727,391
03/01/2048	3.625%	3,800,000	2,590,161
05/01/2050	5.805%	5,065,000	4,776,687
08/01/2059	3.950%	3,500,000	2,353,375
Boeing Co. (The)(a)
05/01/2034	6.528%	1,655,000	1,753,827
05/01/2054	6.858%	1,756,000	1,890,935
05/01/2064	7.008%	295,000	317,062
Bombardier, Inc.(a)
04/15/2027	7.875%	3,051,000	3,059,905
02/15/2028	6.000%	1,000,000	1,000,132
02/01/2029	7.500%	1,050,000	1,101,826
General Electric Co.(b)
3-month Term SOFR + 0.742% 08/15/2036	5.860%	5,380,000	5,033,004
HEICO Corp.
08/01/2028	5.250%	1,658,000	1,699,753
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	7,466,000	6,776,016
05/01/2030	4.200%	3,035,000	2,941,015
L3Harris Technologies, Inc.
06/01/2029	5.050%	904,000	923,429
Lockheed Martin Corp.
06/15/2053	4.150%	276,000	236,061
02/15/2064	5.200%	261,000	262,649
Textron, Inc.
03/01/2025	3.875%	274,000	271,942
TransDigm, Inc.(a)
12/01/2031	7.125%	3,095,000	3,276,025
United Technologies Corp.
11/16/2038	4.450%	935,000	870,667
06/01/2042	4.500%	778,000	704,284
Total			52,527,413
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	75,763	73,190
Series 2016-1 Class AA
07/15/2029	3.575%	460,222	440,890
Series 2016-2 Class AA
06/15/2028	3.200%	468,788	436,697
Series 2017-2 Class AA
10/15/2029	3.350%	1,496,391	1,397,414
Series 2019-1 Class AA
08/15/2033	3.150%	331,820	302,838
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,050,000	1,030,174
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	5,135,564	4,775,132
06/10/2028	2.500%	724,771	663,858
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,270,857	7,206,648
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	330,009	333,012
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,679,801
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	397,060	396,782
06/03/2025	4.625%	1,662,384	1,639,174
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	8,341,369	8,620,365
United Airlines, Inc.(a)
04/15/2026	4.375%	2,775,000	2,710,571
04/15/2029	4.625%	840,000	799,885
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	480,313	488,779
Total			32,995,210
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	242,000	237,668
04/15/2032	3.625%	376,000	341,334
02/01/2034	5.500%	2,331,000	2,372,268
07/15/2051	3.375%	1,735,000	1,191,650
04/15/2052	4.300%	1,270,000	1,028,095
Camden Property Trust
11/03/2026	5.850%	1,258,000	1,297,892
01/15/2034	4.900%	1,445,000	1,434,113
Essex Portfolio LP
04/01/2034	5.500%	1,300,000	1,333,953
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,075,000	975,806
08/15/2031	2.000%	6,341,000	5,231,014
04/15/2032	4.150%	376,000	354,341
08/15/2033	5.500%	945,000	962,959
01/15/2034	2.700%	52,000	42,600
Mid-America Apartments LP
02/15/2032	5.300%	987,000	1,015,136
Total			17,818,829
Automotive 1.1%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,667,074
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	204,000	204,724
04/01/2027	6.500%	600,000	603,373
American Honda Finance Corp.
01/12/2028	4.700%	1,340,000	1,355,140
11/15/2028	5.650%	761,000	798,567
07/10/2031	5.050%	6,470,000	6,597,793
01/10/2034	4.900%	198,000	199,734
BMW US Capital LLC(a)
08/13/2031	4.850%	4,840,000	4,853,352
BorgWarner, Inc.
08/15/2034	5.400%	1,301,000	1,305,807
Daimler Truck Finance North America LLC(a)
06/25/2034	5.375%	4,150,000	4,249,040
Dana, Inc.
06/15/2028	5.625%	800,000	789,235
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,798,321
Ford Motor Co.
08/19/2032	6.100%	1,197,000	1,228,379
01/15/2043	4.750%	2,600,000	2,169,540
Ford Motor Credit Co. LLC
09/08/2024	3.664%	2,000,000	1,998,789
08/04/2025	4.134%	950,000	939,570
11/13/2025	3.375%	1,000,000	977,408
05/17/2027	5.850%	6,615,000	6,725,609
08/17/2027	4.125%	2,063,000	2,006,597
05/12/2028	6.800%	450,000	472,141
03/08/2029	5.800%	1,351,000	1,375,664
05/03/2029	5.113%	1,405,000	1,390,910
General Motors Co.
10/01/2025	6.125%	501,000	506,368
04/01/2035	5.000%	5,365,000	5,209,871
04/01/2038	5.150%	1,550,000	1,487,605
10/02/2043	6.250%	250,000	260,064
04/01/2045	5.200%	1,500,000	1,374,108
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,052,975
10/10/2025	6.050%	3,385,000	3,423,430
03/01/2026	5.250%	2,143,000	2,153,294
06/23/2028	5.800%	1,850,000	1,911,227
10/15/2028	2.400%	2,820,000	2,565,047
07/15/2029	5.550%	4,878,000	5,013,027
06/21/2030	3.600%	1,710,000	1,588,208
01/08/2031	2.350%	1,776,000	1,509,437
01/07/2034	6.100%	632,000	661,071
04/04/2034	5.950%	866,000	896,607
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,135,198
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Capital America(a)
06/26/2025	5.800%	5,620,000	5,649,446
09/21/2026	5.950%	4,120,000	4,213,606
06/26/2028	5.680%	1,048,000	1,079,884
09/21/2028	6.100%	4,833,000	5,062,996
01/16/2029	6.500%	1,216,000	1,294,875
06/24/2029	5.300%	1,437,000	1,467,361
01/08/2031	5.400%	344,000	352,672
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,257,225
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,506,754
Mercedes-Benz Finance North America LLC(a)
08/01/2029	4.800%	7,680,000	7,772,456
Tenneco, Inc.(a)
11/17/2028	8.000%	4,625,000	4,317,039
Toyota Motor Credit Corp.
05/16/2029	5.050%	6,480,000	6,668,969
08/09/2029	4.550%	1,150,000	1,159,077
11/20/2030	5.550%	1,407,000	1,487,060
Volkswagen Group of America Finance LLC(a)
03/22/2027	5.300%	2,900,000	2,946,743
03/22/2029	5.250%	11,306,000	11,504,581
11/16/2030	6.450%	2,080,000	2,237,086
09/12/2033	5.900%	718,000	752,576
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,500,000	1,571,920
Total			143,756,630
Banking 7.2%
ABN AMRO Bank NV(a),(m)
09/18/2027	6.339%	6,900,000	7,097,675
Subordinated
03/13/2037	3.324%	1,441,000	1,235,776
AIB Group PLC(a),(m)
10/14/2026	7.583%	4,320,000	4,438,715
09/13/2029	6.608%	815,000	864,440
American Express Co.(m)
05/01/2026	4.990%	498,000	497,539
02/16/2028	5.098%	1,205,000	1,220,782
07/27/2029	5.282%	2,148,000	2,205,970
04/25/2030	5.532%	1,432,000	1,487,424
ANZ New Zealand International Ltd.(a)
08/14/2028	5.355%	4,595,000	4,735,608
Australia & New Zealand Banking Group Ltd.
07/16/2027	4.900%	4,910,000	4,998,411
Banco Santander SA
05/28/2025	2.746%	3,000,000	2,948,197
07/15/2031	5.439%	7,200,000	7,409,448
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA(m)
03/14/2030	5.538%	4,800,000	4,923,210
Bank of America Corp.(m)
07/22/2027	1.734%	13,400,000	12,713,461
04/27/2028	4.376%	1,145,000	1,138,336
03/05/2029	3.970%	2,047,000	2,004,645
06/14/2029	2.087%	11,319,000	10,361,482
09/15/2029	5.819%	1,375,000	1,436,021
07/23/2030	3.194%	35,160,000	32,950,414
02/13/2031	2.496%	8,712,000	7,795,146
04/29/2031	2.592%	4,606,000	4,130,064
07/23/2031	1.898%	403,000	344,803
10/24/2031	1.922%	3,775,000	3,211,689
03/11/2032	2.651%	2,939,000	2,576,020
04/22/2032	2.687%	808,000	708,705
07/21/2032	2.299%	785,000	667,992
10/20/2032	2.572%	7,586,000	6,565,057
02/04/2033	2.972%	1,728,000	1,523,977
04/25/2034	5.288%	1,798,000	1,839,055
09/15/2034	5.872%	3,305,000	3,513,151
01/23/2035	5.468%	3,299,000	3,415,461
Subordinated
08/15/2035	5.425%	12,230,000	12,290,603
Bank of America Corp.
Subordinated
01/22/2025	4.000%	795,000	790,267
04/21/2025	3.950%	2,500,000	2,479,308
03/03/2026	4.450%	2,000,000	1,993,343
Bank of America NA
08/18/2026	5.526%	5,575,000	5,703,132
Bank of Ireland Group PLC(a),(m)
03/20/2030	5.601%	5,590,000	5,723,911
Bank of Montreal
06/04/2031	5.511%	6,251,000	6,503,982
Bank of New York Mellon Corp. (The)(m)
04/26/2027	4.947%	2,770,000	2,785,379
03/14/2030	4.975%	1,808,000	1,847,210
07/22/2032	5.060%	9,055,000	9,255,854
06/13/2033	4.289%	621,000	599,373
03/14/2035	5.188%	1,588,000	1,622,140
Bank of New Zealand(a)
01/27/2027	2.285%	2,140,000	2,032,563
Bank of Nova Scotia (The)
08/01/2029	5.450%	4,535,000	4,703,409
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	2,001,000	2,008,625
02/16/2028	5.194%	4,270,000	4,352,070
Barclays PLC
03/16/2025	3.650%	270,000	267,670
Subordinated
05/09/2028	4.836%	995,000	986,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(m)
06/24/2031	2.645%	3,175,000	2,807,359
03/10/2032	2.667%	12,020,000	10,385,295
BNP Paribas SA(a),(m)
06/09/2026	2.219%	2,150,000	2,100,342
09/30/2028	1.904%	3,535,000	3,255,716
06/12/2029	5.335%	1,815,000	1,855,282
04/19/2032	2.871%	7,775,000	6,801,596
01/20/2033	3.132%	3,920,000	3,441,946
BPCE SA(a)
01/18/2027	5.203%	1,320,000	1,336,278
01/11/2028	3.250%	460,000	438,171
05/30/2029	5.281%	1,350,000	1,378,800
BPCE SA(a),(m)
01/18/2030	5.716%	1,320,000	1,352,417
CaixaBank SA(a),(m)
03/15/2030	5.673%	820,000	843,551
Canadian Imperial Bank of Commerce
06/28/2027	5.237%	6,900,000	7,046,993
04/08/2029	5.260%	1,413,000	1,451,603
Capital One Financial Corp.(m)
10/29/2027	7.149%	3,985,000	4,178,833
11/02/2027	1.878%	837,000	788,104
06/08/2029	6.312%	485,000	507,397
07/26/2035	5.884%	1,435,000	1,471,630
Citibank NA
08/06/2029	4.838%	3,355,000	3,404,407
Citigroup, Inc.(l),(m)
	4.700%	10,225,000	10,146,688
	5.000%	1,100,000	1,098,615
	7.125%	8,890,000	9,090,202
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,276,605
Subordinated
06/10/2025	4.400%	4,250,000	4,227,391
05/18/2046	4.750%	395,000	357,464
Citigroup, Inc.(m)
06/09/2027	1.462%	20,000	18,919
11/05/2030	2.976%	14,780,000	13,602,800
01/29/2031	2.666%	5,550,000	4,999,092
05/01/2032	2.561%	4,520,000	3,913,147
01/25/2033	3.057%	2,800,000	2,463,169
Citizens Financial Group, Inc.
02/06/2030	2.500%	1,418,000	1,248,512
Citizens Financial Group, Inc.(m)
07/23/2032	5.718%	6,315,000	6,449,328
04/25/2035	6.645%	1,544,000	1,667,262
Subordinated
05/21/2037	5.641%	3,361,000	3,250,309
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comerica, Inc.(m)
01/30/2030	5.982%	1,535,000	1,562,517
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	365,733
Cooperatieve Rabobank UA(a),(m)
06/24/2026	1.339%	970,000	941,164
02/24/2027	1.106%	2,500,000	2,365,714
03/05/2030	5.447%	3,447,000	3,544,232
Credit Agricole SA(a)
03/11/2034	5.365%	5,190,000	5,321,691
Credit Suisse AG
02/21/2025	3.700%	855,000	848,287
08/07/2026	1.250%	289,000	271,747
07/09/2027	5.000%	2,861,000	2,901,914
Credit Suisse Group AG(a),(m)
06/05/2026	2.193%	3,297,000	3,224,493
05/14/2032	3.091%	2,210,000	1,956,941
Danske Bank A/S(a),(m)
09/10/2025	0.976%	5,665,000	5,659,705
09/22/2026	6.259%	4,875,000	4,939,736
03/01/2030	5.705%	1,244,000	1,283,137
Deutsche Bank AG(m)
07/13/2027	7.146%	1,200,000	1,245,135
Subordinated
01/14/2032	3.729%	2,000,000	1,766,641
Deutsche Bank AG
05/10/2029	5.414%	5,056,000	5,210,277
Discover Bank
03/13/2026	4.250%	789,000	781,107
Discover Financial Services
11/06/2024	3.950%	1,495,000	1,489,973
DNB Bank ASA(a),(m)
09/16/2026	1.127%	3,950,000	3,797,540
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,271,575
04/26/2029	5.250%	2,346,000	2,397,972
Fifth Third Bancorp(m)
07/27/2029	6.339%	7,505,000	7,897,783
04/25/2033	4.337%	2,362,000	2,227,661
First Horizon Bank
Subordinated
05/01/2030	5.750%	1,034,000	1,038,897
Goldman Sachs Bank(m)
03/18/2027	5.283%	1,169,000	1,178,609
Goldman Sachs Bank USA(m)
05/21/2027	5.414%	4,760,000	4,814,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(l),(m)
	3.650%	2,135,000	1,999,386
Goldman Sachs Group, Inc. (The)(m)
09/29/2025	3.272%	4,160,000	4,151,850
08/10/2026	5.798%	6,720,000	6,764,173
03/09/2027	1.431%	11,449,000	10,876,385
02/24/2028	2.640%	3,320,000	3,167,658
10/24/2029	6.484%	716,000	764,029
04/25/2030	5.727%	716,000	745,997
07/23/2030	5.049%	8,420,000	8,550,715
04/22/2032	2.615%	12,585,000	10,939,404
07/21/2032	2.383%	10,475,000	8,920,136
02/24/2033	3.102%	1,543,000	1,365,133
07/23/2035	5.330%	4,437,000	4,518,057
Goldman Sachs Group, Inc. (The)
Subordinated
05/22/2045	5.150%	400,000	392,763
HSBC Holdings PLC(m)
11/07/2025	2.633%	1,148,000	1,142,087
03/10/2026	2.999%	929,000	917,904
06/04/2026	2.099%	1,983,000	1,936,820
08/14/2027	5.887%	3,740,000	3,821,269
05/17/2028	5.597%	975,000	995,775
09/22/2028	2.013%	7,309,000	6,742,123
08/17/2029	2.206%	3,620,000	3,282,531
05/24/2032	2.804%	2,396,000	2,080,032
Huntington Bancshares, Inc.(m)
08/21/2029	6.208%	4,040,000	4,241,249
02/02/2035	5.709%	4,252,000	4,360,346
Subordinated
08/15/2036	2.487%	693,000	553,607
ING Groep NV(m)
03/19/2035	5.550%	578,000	595,428
Intesa Sanpaolo SpA(a),(m)
Subordinated
06/01/2032	4.198%	1,100,000	965,293
JPMorgan Chase & Co.(l),(m)
	4.000%	2,993,000	2,946,970
	4.600%	9,130,000	9,083,410
	6.875%	1,965,000	2,083,455
JPMorgan Chase & Co.(m)
12/10/2025	1.561%	2,540,000	2,512,744
02/24/2026	2.595%	363,000	358,402
04/22/2026	2.083%	439,000	430,680
02/04/2027	1.040%	7,092,000	6,739,247
04/22/2027	1.578%	13,018,000	12,389,097
09/22/2027	1.470%	1,750,000	1,643,156
02/24/2028	2.947%	4,468,000	4,302,077
04/22/2028	5.571%	1,375,000	1,409,647
01/23/2029	3.509%	10,345,000	10,010,645
04/23/2029	4.005%	3,180,000	3,120,735
06/01/2029	2.069%	2,572,000	2,354,795
12/05/2029	4.452%	1,839,000	1,831,684
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2030	5.012%	885,000	899,685
04/22/2030	5.581%	1,375,000	1,431,650
05/06/2030	3.702%	1,375,000	1,323,852
07/22/2030	4.995%	1,115,000	1,135,428
10/15/2030	2.739%	1,990,000	1,821,502
02/04/2032	1.953%	190,000	160,578
04/22/2032	2.580%	7,675,000	6,717,196
11/08/2032	2.545%	4,535,000	3,919,113
01/25/2033	2.963%	2,380,000	2,106,255
06/01/2034	5.350%	2,820,000	2,906,244
01/23/2035	5.336%	1,868,000	1,923,669
04/22/2035	5.766%	1,754,000	1,862,150
07/22/2035	5.294%	7,466,000	7,654,760
11/15/2048	3.964%	2,475,000	2,073,954
JPMorgan Chase & Co.
Subordinated
09/10/2024	3.875%	5,440,000	5,436,809
JPMorgan Chase Bank NA
12/08/2026	5.110%	12,365,000	12,569,773
KeyCorp(m)
06/01/2033	4.789%	658,000	633,716
03/06/2035	6.401%	7,805,000	8,357,439
Lloyds Banking Group PLC(m)
06/05/2030	5.721%	2,656,000	2,755,184
Lloyds Banking Group PLC
Subordinated
11/04/2024	4.500%	5,560,000	5,544,760
Mitsubishi UFJ Financial Group, Inc.(m)
04/17/2030	5.258%	600,000	614,807
Mizuho Financial Group, Inc.(m)
07/06/2029	5.778%	4,740,000	4,924,637
07/10/2035	5.594%	1,465,000	1,518,537
Morgan Stanley(m)
10/21/2025	1.164%	2,030,000	2,016,644
04/28/2026	2.188%	345,000	338,315
12/10/2026	0.985%	589,000	560,143
05/04/2027	1.593%	3,118,000	2,962,455
07/20/2027	1.512%	583,000	549,867
01/21/2028	2.475%	947,000	901,573
07/22/2028	3.591%	7,791,000	7,570,963
10/18/2028	6.296%	927,000	974,604
01/24/2029	3.772%	4,315,000	4,207,728
04/20/2029	5.164%	2,776,000	2,827,478
07/20/2029	5.449%	2,410,000	2,484,338
01/23/2030	4.431%	2,885,000	2,866,782
07/19/2030	5.042%	1,090,000	1,108,265
02/13/2032	1.794%	985,000	819,217
04/28/2032	1.928%	1,899,000	1,585,837
07/21/2032	2.239%	8,910,000	7,541,208
10/20/2032	2.511%	1,560,000	1,336,966
01/21/2033	2.943%	3,610,000	3,171,314
04/21/2034	5.250%	4,634,000	4,709,959
01/18/2035	5.466%	759,000	781,779
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/19/2035	5.831%	3,106,000	3,284,245
07/19/2035	5.320%	6,029,000	6,157,574
04/22/2039	4.457%	268,000	251,599
Subordinated
09/16/2036	2.484%	795,000	655,770
01/19/2038	5.948%	1,173,000	1,214,635
02/07/2039	5.942%	1,903,000	1,966,617
Morgan Stanley
01/27/2026	3.875%	6,407,000	6,338,039
07/27/2026	3.125%	673,000	656,113
Subordinated
09/08/2026	4.350%	9,045,000	8,995,116
Morgan Stanley Bank NA(m)
05/26/2028	5.504%	8,805,000	9,030,819
National Australia Bank Ltd.(a)
Subordinated
05/21/2031	2.990%	1,647,000	1,441,006
National Bank of Canada
12/18/2028	5.600%	3,883,000	4,034,701
Nationwide Building Society(a),(m)
10/18/2027	6.557%	3,400,000	3,525,998
02/16/2028	2.972%	2,610,000	2,496,598
Nationwide Building Society(a)
07/29/2029	5.127%	5,625,000	5,729,712
NatWest Group PLC(m)
08/15/2030	4.964%	5,815,000	5,843,551
03/01/2035	5.778%	1,753,000	1,833,797
NatWest Markets PLC(a)
05/17/2029	5.410%	2,162,000	2,227,621
PNC Financial Services Group, Inc. (The)(l),(m)
	6.250%	1,943,000	1,932,014
PNC Financial Services Group, Inc. (The)(m)
06/12/2029	5.582%	5,175,000	5,344,541
05/14/2030	5.492%	6,783,000	7,014,886
10/28/2033	6.037%	4,084,000	4,342,912
10/20/2034	6.875%	2,085,000	2,346,204
07/23/2035	5.401%	4,607,000	4,719,147
Regions Financial Corp.(m)
06/06/2030	5.722%	2,566,000	2,633,443
Royal Bank of Canada(m)
08/02/2030	4.969%	11,385,000	11,582,103
Royal Bank of Scotland Group PLC(m)
01/27/2030	5.076%	1,199,000	1,212,188
Santander Holdings USA, Inc.(m)
05/31/2035	6.342%	2,845,000	2,951,612
Santander UK Group Holdings PLC(m)
08/21/2026	1.532%	445,000	429,448
06/14/2027	1.673%	1,762,000	1,663,879
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(a),(m)
01/19/2028	2.797%	4,285,000	4,060,351
06/09/2032	2.889%	480,000	407,765
01/21/2033	3.337%	2,590,000	2,243,098
01/19/2035	6.066%	7,790,000	8,074,432
Subordinated
01/19/2055	7.132%	3,460,000	3,501,788
Standard Chartered PLC(a),(m)
02/08/2030	7.018%	5,365,000	5,800,603
State Street Corp.(l),(m)
	6.700%	1,111,000	1,141,127
State Street Corp.(m)
02/20/2029	4.530%	2,645,000	2,649,453
11/21/2029	5.684%	1,169,000	1,224,486
11/21/2034	6.123%	3,384,000	3,632,433
Sumitomo Mitsui Financial Group, Inc.
07/09/2029	5.316%	625,000	642,978
07/09/2031	5.424%	2,880,000	2,982,312
Sumitomo Mitsui Trust Bank Ltd.(a)
03/07/2027	5.200%	3,575,000	3,632,336
Swedbank AB(a)
09/12/2026	6.136%	3,305,000	3,397,252
03/14/2029	5.407%	3,135,000	3,220,575
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,626,720
Synchrony Financial
06/13/2025	4.875%	2,185,000	2,175,676
Synchrony Financial(m)
08/02/2030	5.935%	2,560,000	2,606,478
Truist Financial Corp.(m)
03/02/2027	1.267%	323,000	305,369
10/30/2029	7.161%	5,815,000	6,318,690
01/24/2030	5.435%	5,009,000	5,135,355
06/08/2034	5.867%	1,375,000	1,435,464
Subordinated
07/28/2033	4.916%	2,242,000	2,167,039
U.S. Bancorp(l),(m)
Junior Subordinated
	5.300%	2,980,000	2,910,621
UBS Group AG(a),(m)
05/12/2026	4.488%	980,000	975,064
01/30/2027	1.364%	912,000	867,288
08/10/2027	1.494%	460,000	431,138
09/22/2034	6.301%	628,000	677,161
02/08/2035	5.699%	1,017,000	1,054,693
UBS Group AG(a),(b)
SOFR + 1.580% 05/12/2026	6.910%	3,055,000	3,074,904
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UniCredit SpA(a),(m)
09/22/2026	2.569%	5,195,000	5,052,444
US Bancorp(m)
01/23/2030	5.384%	1,009,000	1,037,080
07/23/2030	5.100%	3,210,000	3,267,906
06/12/2034	5.836%	6,580,000	6,912,330
Wells Fargo & Co.(m)
02/11/2026	2.164%	1,295,000	1,277,233
04/30/2026	2.188%	120,000	117,619
08/15/2026	4.540%	122,000	121,479
03/24/2028	3.526%	717,000	698,121
04/22/2028	5.707%	2,405,000	2,469,684
06/02/2028	2.393%	9,378,000	8,845,381
07/25/2028	4.808%	14,890,000	14,974,102
07/25/2029	5.574%	1,360,000	1,404,691
10/23/2029	6.303%	5,615,000	5,958,598
02/11/2031	2.572%	6,775,000	6,078,254
03/02/2033	3.350%	10,505,000	9,464,161
07/25/2033	4.897%	2,740,000	2,726,206
04/24/2034	5.389%	1,100,000	1,126,427
04/30/2041	3.068%	4,650,000	3,559,166
Westpac Banking Corp.
04/16/2029	5.050%	6,510,000	6,702,351
Westpac New Zealand Ltd.(a)
02/26/2027	5.132%	1,537,000	1,559,709
Total			956,059,807
Brokerage/Asset Managers/Exchanges 0.4%
Ares Finance Co. IV LLC(a)
02/01/2052	3.650%	1,140,000	833,937
BlackRock Funding, Inc.
01/08/2055	5.350%	4,430,000	4,555,151
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	431,000	386,536
01/10/2030	2.500%	179,000	162,089
01/30/2032	2.000%	1,761,000	1,453,897
Brookfield Finance, Inc.
06/02/2026	4.250%	914,000	906,725
01/15/2035	5.675%	5,957,000	6,135,025
02/15/2052	3.625%	378,000	276,147
Cantor Fitzgerald LP(a)
12/12/2028	7.200%	2,300,000	2,433,796
Charles Schwab Corp. (The)(l),(m)
	4.000%	497,000	433,305
Charles Schwab Corp. (The)(m)
11/17/2029	6.196%	1,124,000	1,191,127
Depository Trust & Clearing Corp. (The)(a),(l),(m)
	3.375%	673,000	637,235
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	2,027,664
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intercontinental Exchange, Inc.(a)
09/01/2028	3.625%	1,500,000	1,452,813
Intercontinental Exchange, Inc.
06/15/2030	2.100%	2,526,000	2,226,993
09/15/2032	1.850%	3,230,000	2,633,913
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	952,472
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,790,930
04/14/2034	6.200%	1,233,000	1,297,831
LPL Holdings, Inc.
05/20/2027	5.700%	963,000	981,612
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,885,078
07/14/2031	2.608%	1,100,000	940,505
Nuveen LLC(a)
01/15/2030	5.550%	3,643,000	3,777,633
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,569,183
Total			50,941,597
Building Materials 0.1%
Builders FirstSource, Inc.(a)
03/01/2034	6.375%	1,120,000	1,150,041
Cemex SAB de CV(a),(l),(m)
	5.125%	1,525,000	1,496,352
CRH SMW Finance DAC
05/21/2029	5.200%	1,380,000	1,419,059
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	3,035,000	2,835,681
06/01/2033	5.875%	685,000	725,298
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	3,053,016
Mohawk Industries, Inc.
09/18/2028	5.850%	649,000	679,688
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,295,000	3,083,951
01/15/2031	3.375%	1,530,000	1,339,854
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	500,000	494,942
01/15/2031	7.250%	1,510,000	1,597,049
Total			17,874,931
Cable and Satellite 0.7%
Cable One, Inc.(a)
11/15/2030	4.000%	695,000	533,608
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	94,782
03/01/2030	4.750%	320,000	292,103
08/15/2030	4.500%	750,000	668,969
Charter Communications Operating LLC
06/01/2034	6.550%	1,322,000	1,367,697
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,634,000	5,862,443
06/01/2029	6.100%	10,936,000	11,296,311
10/23/2035	6.384%	1,775,000	1,797,175
10/23/2045	6.484%	4,170,000	3,989,614
04/01/2048	5.750%	1,360,000	1,182,847
03/01/2050	4.800%	5,284,000	4,016,093
04/01/2051	3.700%	5,120,000	3,266,389
06/01/2052	3.900%	3,020,000	1,978,845
04/01/2053	5.250%	986,000	805,898
04/01/2061	3.850%	334,000	203,329
12/01/2061	4.400%	347,000	233,742
Comcast Corp.
02/01/2030	2.650%	686,000	627,232
01/15/2031	1.950%	1,278,000	1,091,958
06/01/2034	5.300%	693,000	718,135
07/15/2036	3.200%	379,000	320,072
03/01/2038	3.900%	401,000	354,759
02/01/2050	3.450%	1,900,000	1,407,269
05/15/2064	5.500%	753,000	758,919
Cox Communications, Inc.(a)
09/15/2028	5.450%	3,855,000	3,964,123
10/01/2030	1.800%	562,000	467,744
06/15/2033	5.700%	1,000,000	1,020,189
09/01/2054	5.950%	6,890,000	6,802,924
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	2,904,942
02/01/2028	5.375%	2,043,000	1,566,725
04/01/2028	7.500%	300,000	150,762
05/15/2028	11.250%	600,000	532,911
01/31/2029	11.750%	1,556,000	1,372,820
02/01/2029	6.500%	3,041,000	2,293,743
01/15/2030	5.750%	1,275,000	503,543
12/01/2030	4.125%	500,000	328,604
12/01/2030	4.625%	2,225,000	869,308
02/15/2031	3.375%	600,000	387,346
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	1,934,687
07/01/2026	7.750%	2,039,000	1,378,449
07/01/2028	7.375%	600,000	308,178
06/01/2029	5.125%	750,000	342,218
DISH Network Corp.(a)
11/15/2027	11.750%	3,200,000	3,252,101
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,685,000	1,640,446
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
11/15/2040	5.875%	3,890,000	3,511,767
09/01/2041	5.500%	8,309,000	7,157,363
09/15/2042	4.500%	1,770,000	1,344,655
Viasat, Inc.(a)
09/15/2025	5.625%	1,425,000	1,412,782
04/15/2027	5.625%	1,675,000	1,592,161
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,946,423
Ziggo BV(a)
01/15/2030	4.875%	500,000	465,426
Total			93,320,529
Chemicals 0.4%
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	660,000	700,954
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	356,000	332,702
01/31/2030	4.500%	400,000	351,576
01/12/2031	8.500%	3,667,000	3,825,843
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,765,832
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,112,994
06/01/2043	4.950%	1,700,000	1,558,112
Ecolab, Inc.
08/18/2055	2.750%	79,000	51,063
FMC Corp.
05/18/2026	5.150%	464,000	466,792
10/01/2029	3.450%	1,005,000	941,272
10/01/2049	4.500%	340,000	272,530
Huntsman International LLC
06/15/2031	2.950%	7,375,000	6,292,906
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	417,698
11/01/2030	2.300%	5,075,000	4,400,534
11/15/2040	3.268%	365,000	272,475
12/01/2050	3.468%	470,000	325,786
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	1,115,000	913,239
09/26/2048	5.000%	3,400,000	3,056,978
LYB International Finance III LLC
03/01/2034	5.500%	6,050,000	6,203,619
05/01/2050	4.200%	1,505,000	1,195,654
Mosaic Co. (The)
11/15/2043	5.625%	985,000	979,808
Nutrien Ltd.
11/07/2025	5.950%	470,000	475,786
12/01/2036	5.875%	141,000	149,376
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nutrien, Ltd.
06/21/2034	5.400%	1,202,000	1,224,975
Olin Corp.
02/01/2030	5.000%	1,560,000	1,508,442
Parkland Corp.(a)
08/15/2032	6.625%	805,000	813,946
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	39,000	38,527
Sasol Financing USA LLC
09/27/2028	6.500%	3,650,000	3,571,219
Solvay Finance America LLC(a)
06/04/2034	5.850%	2,700,000	2,782,973
Total			48,003,611
Construction Machinery 0.2%
AGCO Corp.
03/21/2027	5.450%	1,033,000	1,049,251
Alta Equipment Group, Inc.(a)
06/01/2029	9.000%	1,125,000	1,021,107
Caterpillar Financial Services Corp.
08/16/2029	4.375%	960,000	964,182
CNH Industrial Capital LLC
05/23/2025	3.950%	2,940,000	2,912,396
01/12/2029	5.500%	1,588,000	1,641,619
04/20/2029	5.100%	1,745,000	1,779,348
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,359,000	4,963,959
John Deere Capital Corp.
06/11/2029	4.850%	1,181,000	1,209,209
06/10/2030	4.700%	2,619,000	2,676,099
03/07/2031	4.900%	6,404,000	6,569,916
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	1,014,578
OT Merger Corp.(a)
10/15/2029	7.875%	350,000	157,201
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	150,000	154,526
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,979,559
02/15/2031	3.875%	1,664,000	1,537,114
Total			30,630,064
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,645,000	1,560,966
Allied Universal Holdco LLC/Finance Corp.(a)
06/01/2029	6.000%	1,300,000	1,157,000
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,769,883
06/01/2028	4.625%	990,000	918,415
Brink’s Co. (The)(a)
06/15/2029	6.500%	540,000	559,638
06/15/2032	6.750%	540,000	561,328
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,096,609
Jones Lang LaSalle, Inc.
12/01/2028	6.875%	3,962,000	4,277,022
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,785,000	1,585,381
Uber Technologies, Inc.(a)
08/15/2029	4.500%	918,000	900,893
Total			14,387,135
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,745,000	1,643,273
Estee Lauder Companies, Inc. (The)
02/14/2034	5.000%	2,730,000	2,784,727
Kenvue, Inc.
03/22/2028	5.050%	669,000	687,468
03/22/2043	5.100%	196,000	197,713
03/22/2063	5.200%	295,000	294,789
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	232,967
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	94,000	83,818
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	503,491
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,500,000	1,395,575
10/15/2031	3.875%	980,000	863,928
Unilever Capital Corp.
08/12/2034	4.625%	7,525,000	7,539,951
Whirlpool Corp.
03/01/2034	5.750%	425,000	431,327
Total			16,659,027
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,587,665
Carrier Global Corp.
02/15/2030	2.722%	276,000	252,547
03/15/2034	5.900%	346,000	373,393
Chart Industries, Inc.(a)
01/01/2030	7.500%	375,000	394,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,710,000	1,753,313
Griffon Corp.
03/01/2028	5.750%	525,000	515,084
Honeywell International, Inc.
02/01/2032	4.750%	1,968,000	1,999,731
03/01/2035	5.000%	9,850,000	10,100,449
03/01/2054	5.250%	562,000	570,508
Ingersoll Rand, Inc.
08/14/2028	5.400%	555,000	572,220
06/15/2029	5.176%	502,000	515,321
08/14/2033	5.700%	3,751,000	3,954,725
06/15/2034	5.450%	465,000	483,347
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,906,060
Wabtec Corp.(m)
09/15/2028	4.700%	1,375,000	1,379,902
Westinghouse Air Brake Technologies Corp.
03/11/2034	5.611%	1,935,000	2,015,838
Total			28,374,401
Electric 2.3%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,779,000	1,753,671
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,509,276
AEP Texas, Inc.
05/15/2029	5.450%	1,811,000	1,874,367
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,676,704
AES Corp. (The)
01/15/2026	1.375%	628,000	598,361
06/01/2028	5.450%	998,000	1,016,873
01/15/2031	2.450%	1,443,000	1,230,488
AES Panama Generation Holdings SRL(a)
05/31/2030	4.375%	965,131	863,596
Alabama Power Co.
11/15/2033	5.850%	621,000	668,524
Alfa Desarrollo SpA(a)
09/27/2051	4.550%	3,773,175	2,955,328
Algonquin Power & Utilities Corp.
06/15/2026	5.365%	906,000	912,664
Alliant Energy Finance LLC(a)
06/06/2027	5.400%	2,755,000	2,810,250
Ameren Corp.
02/15/2026	3.650%	590,000	581,504
01/15/2029	5.000%	2,947,000	2,990,210
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ameren Illinois Co.
07/01/2054	5.550%	3,415,000	3,516,657
American Electric Power Co., Inc.(m)
02/15/2062	3.875%	2,855,000	2,657,028
Junior Subordinated
08/15/2025	5.699%	5,700,000	5,736,303
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	2,800,000	2,422,777
09/01/2044	5.000%	259,000	244,656
Appalachian Power Co.
04/01/2034	5.650%	6,920,000	7,159,202
Arizona Public Service Co.
12/15/2032	6.350%	5,330,000	5,787,106
08/15/2048	4.200%	135,000	110,527
Avangrid, Inc.
04/15/2025	3.200%	1,531,000	1,510,893
06/01/2029	3.800%	621,000	598,067
Black Hills Corp.
10/15/2029	3.050%	462,000	426,804
01/15/2035	6.000%	650,000	679,015
Calpine Corp.(a)
02/15/2028	4.500%	2,250,000	2,181,829
03/15/2028	5.125%	575,000	561,694
02/01/2029	4.625%	2,000,000	1,910,625
02/01/2031	5.000%	5,500,000	5,279,959
CenterPoint Energy Houston Electric LLC
03/01/2034	5.150%	7,000,000	7,157,066
CenterPoint Energy, Inc.
06/01/2029	5.400%	3,979,000	4,091,953
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,241,000	3,107,673
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,353,018
CMS Energy Corp.
02/15/2027	2.950%	80,000	76,686
CMS Energy Corp.(m)
06/01/2050	4.750%	2,384,000	2,241,768
12/01/2050	3.750%	366,000	309,748
Commonwealth Edison Co.
08/15/2047	3.750%	145,000	114,569
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	152,000	157,401
06/15/2046	3.850%	1,310,000	1,049,395
12/01/2054	4.625%	220,000	196,788
12/01/2056	4.300%	73,000	61,001
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	725,496
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,820,342
07/01/2027	4.950%	3,320,000	3,356,319
03/01/2029	5.100%	2,876,000	2,933,455
Duke Energy Carolinas LLC
04/15/2031	2.550%	351,000	310,023
09/30/2042	4.000%	214,000	182,574
06/01/2045	3.750%	54,000	43,084
03/15/2046	3.875%	16,000	12,900
01/15/2053	5.350%	2,985,000	2,985,632
Duke Energy Corp.(l),(m)
	4.875%	213,000	212,708
Duke Energy Corp.
09/01/2026	2.650%	4,710,000	4,543,043
Duke Energy Corp.(m)
09/01/2054	6.450%	1,270,000	1,299,072
Duke Energy Florida LLC
12/15/2031	2.400%	1,106,000	952,342
11/15/2033	5.875%	1,238,000	1,334,262
Duke Energy Ohio, Inc.
06/01/2030	2.125%	408,000	358,425
06/15/2046	3.700%	1,055,000	815,873
Duke Energy Progress LLC
03/15/2033	5.250%	1,570,000	1,625,757
03/15/2034	5.100%	2,165,000	2,229,306
05/15/2042	4.100%	496,000	423,565
03/30/2044	4.375%	770,000	682,450
08/15/2045	4.200%	113,000	96,307
10/15/2046	3.700%	108,000	84,365
09/15/2047	3.600%	940,000	716,818
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	439,000	379,241
Edison International
08/15/2025	4.700%	5,675,000	5,647,808
Enel Finance International NV(a),(m)
07/12/2028	2.125%	2,370,000	2,151,601
Entergy Arkansas LLC
04/01/2049	4.200%	224,000	186,303
06/15/2051	2.650%	50,000	30,786
Entergy Corp.
09/15/2025	0.900%	2,780,000	2,676,386
06/15/2030	2.800%	330,000	298,593
06/15/2031	2.400%	718,000	614,154
Entergy Corp.(m)
12/01/2054	7.125%	282,000	287,050
Entergy Louisiana LLC
10/01/2026	2.400%	2,284,000	2,189,232
Entergy Texas, Inc.
03/30/2029	4.000%	330,000	324,308
09/15/2054	5.550%	2,185,000	2,195,046
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Evergy Metro, Inc.
06/01/2030	2.250%	542,000	479,344
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%	5,200,000	5,406,049
Eversource Energy
08/15/2025	0.800%	628,000	603,847
08/15/2026	1.400%	714,000	670,741
03/01/2027	2.900%	1,266,000	1,214,652
07/01/2027	4.600%	2,675,000	2,674,211
03/01/2028	5.450%	971,000	995,436
02/01/2029	5.950%	4,070,000	4,267,756
03/15/2031	2.550%	3,035,000	2,620,637
05/15/2033	5.125%	630,000	630,991
01/01/2034	5.500%	807,000	824,178
Exelon Corp.
03/15/2028	5.150%	1,563,000	1,595,558
03/15/2029	5.150%	1,446,000	1,483,423
04/15/2046	4.450%	1,050,000	905,428
FirstEnergy Corp.(m)
07/15/2027	3.900%	1,375,000	1,348,389
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	3,018,156
Florida Power & Light Co.
05/15/2030	4.625%	642,000	651,942
Georgia Power Co.
05/16/2028	4.650%	545,000	550,574
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,190,104
Interstate Power and Light Co.
10/15/2033	5.700%	2,765,000	2,898,092
11/30/2051	3.100%	157,000	104,636
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,508,000	1,444,887
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	2,000,000	1,984,860
03/01/2032	2.750%	302,000	260,940
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,145,590
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	658,417
Kentucky Utilities Co.
04/15/2033	5.450%	442,000	460,698
Liberty Utilities Co.(a)
01/31/2029	5.577%	1,375,000	1,411,625
01/31/2034	5.869%	1,942,000	1,995,533
Lightning Power LLC(a)
08/15/2032	7.250%	1,650,000	1,705,017
Louisville Gas and Electric Co.
04/15/2033	5.450%	442,000	460,237
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,828,000	1,804,613
Mississippi Power Co.
03/15/2042	4.250%	143,000	123,883
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	252,984	243,875
Monongahela Power Co.(a)
05/15/2027	3.550%	585,000	570,291
02/15/2034	5.850%	1,064,000	1,125,410
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,162,000	2,040,611
National Grid PLC
01/11/2034	5.418%	1,633,000	1,669,697
National Rural Utilities Cooperative Finance Corp.
11/13/2026	5.600%	4,500,000	4,606,091
06/15/2029	5.150%	4,905,000	5,060,010
03/15/2030	2.400%	1,278,000	1,144,558
02/07/2031	5.000%	828,000	853,961
04/15/2032	2.750%	1,105,000	973,551
12/15/2032	4.150%	277,000	265,861
01/15/2033	5.800%	179,000	191,230
08/15/2034	5.000%	1,598,000	1,606,646
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172% 04/30/2043	8.427%	1,087,000	1,089,326
National Rural Utilities Cooperative Finance Corp.(m)
Subordinated
04/20/2046	5.250%	1,599,000	1,589,749
Nevada Power Co.
03/15/2054	6.000%	106,000	113,514
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,328,449
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	1,095,000	1,031,957
NextEra Energy Capital Holdings, Inc.(m)
09/01/2054	6.700%	877,000	894,709
03/15/2082	3.800%	1,419,000	1,325,797
Niagara Mohawk Power Corp.(a)
06/27/2030	1.960%	1,342,000	1,162,877
01/17/2054	5.664%	331,000	333,610
Northern States Power Co.
06/15/2054	5.650%	161,000	168,369
NRG Energy, Inc.(a),(l),(m)
	10.250%	600,000	667,428
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	537,454
12/02/2027	2.450%	2,420,000	2,244,871
02/15/2029	3.375%	542,000	497,856
06/15/2029	5.250%	1,875,000	1,857,562
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2032	3.875%	1,125,000	1,009,424
NRG Energy, Inc.
01/15/2027	6.625%	954,000	954,410
NSTAR Electric Co.
08/15/2031	1.950%	469,000	395,432
06/01/2034	5.400%	483,000	504,306
OGE Energy Corp.
05/15/2029	5.450%	455,000	470,618
Oncor Electric Delivery Co. LLC(a)
06/15/2054	5.550%	354,000	363,143
Pacific Gas and Electric Co.
07/01/2030	4.550%	2,723,000	2,664,598
06/01/2031	3.250%	2,840,000	2,539,718
05/15/2034	5.800%	7,450,000	7,679,765
04/15/2042	4.450%	195,000	162,277
03/15/2045	4.300%	328,000	262,765
07/01/2050	4.950%	545,000	474,928
PacifiCorp
03/15/2051	3.300%	680,000	464,614
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,234,852
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	837,000	840,000
03/15/2028	3.250%	1,990,000	1,901,840
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,729,432
Public Service Electric and Gas Co.
03/01/2034	5.200%	820,000	847,752
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	609,000	586,223
11/15/2027	5.850%	849,000	882,150
04/01/2029	5.200%	2,712,000	2,783,521
08/15/2030	1.600%	441,000	371,627
11/15/2031	2.450%	1,848,000	1,587,178
Puget Sound Energy, Inc.
06/15/2054	5.685%	1,985,000	2,067,913
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,836,690
06/01/2031	5.450%	856,000	891,805
Southern Co. (The)
07/01/2036	4.250%	595,000	548,375
Southern Co. (The)(m)
09/15/2051	3.750%	1,064,000	1,012,258
Junior Subordinated
08/01/2027	5.113%	884,000	897,939
Southwestern Electric Power Co.
03/15/2026	1.650%	1,039,000	994,827
10/01/2026	2.750%	6,450,000	6,204,179
04/01/2033	5.300%	627,000	636,322
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Public Service Co.
06/01/2054	6.000%	191,000	202,245
Tampa Electric Co.
05/15/2044	4.350%	151,000	130,747
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,045,279
Tucson Electric Power Co.
09/15/2034	5.200%	2,585,000	2,593,138
12/01/2048	4.850%	62,000	56,294
06/15/2050	4.000%	2,690,000	2,127,425
Virginia Electric & Power Co.
03/15/2027	3.500%	1,371,000	1,342,575
Vistra Corp.(a),(l),(m)
	7.000%	425,000	428,836
	8.000%	4,650,000	4,806,927
	8.875%	1,650,000	1,750,453
Vistra Operations Co. LLC(a)
05/13/2025	5.125%	5,190,000	5,167,551
02/15/2027	5.625%	2,200,000	2,197,008
07/31/2027	5.000%	2,000,000	1,979,635
05/01/2029	4.375%	4,535,000	4,344,321
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	861,236
WEC Energy Group, Inc.
09/27/2025	5.000%	288,000	288,671
10/01/2027	5.150%	404,000	412,041
10/15/2027	1.375%	1,037,000	944,793
12/15/2028	2.200%	708,000	646,003
Wisconsin Electric Power Co.
06/15/2028	1.700%	645,000	586,464
Wisconsin Power and Light Co.
03/30/2034	5.375%	4,695,000	4,837,759
Wisconsin Public Service Corp.
12/01/2042	3.671%	281,000	228,827
Total			307,431,523
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	710,000	742,292
Waste Connections, Inc.
04/01/2050	3.050%	885,000	621,575
Total			1,363,867
Finance Companies 1.0%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	1,889,000	1,878,568
10/29/2026	2.450%	445,000	424,284
10/29/2028	3.000%	5,655,000	5,292,802
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,473,236
07/01/2025	3.375%	2,750,000	2,710,641
01/15/2026	2.875%	2,075,000	2,019,043
12/01/2027	3.625%	465,000	450,495
07/15/2031	5.200%	6,311,000	6,357,231
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,085,929
07/18/2028	6.500%	1,725,000	1,791,953
02/15/2029	5.950%	1,485,000	1,520,661
Apollo Debt Solutions BDC(a)
07/29/2031	6.700%	4,080,000	4,147,842
Ares Capital Corp.
01/15/2027	7.000%	2,495,000	2,589,542
07/15/2029	5.950%	1,530,000	1,559,810
Ares Strategic Income Fund(a)
08/15/2029	6.350%	3,075,000	3,110,304
Aviation Capital Group LLC(a)
12/15/2024	5.500%	977,000	974,540
07/15/2029	5.375%	5,240,000	5,303,008
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	2,905,000	2,867,784
11/18/2027	2.528%	2,283,000	2,113,814
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	2,935,000	2,755,860
Blackstone Private Credit Fund(a)
07/16/2029	5.950%	1,303,000	1,313,163
Blackstone Secured Lending Fund
11/15/2027	5.875%	3,047,000	3,082,337
Blue Owl Capital Corp. II(a)
11/15/2026	8.450%	1,805,000	1,891,689
Blue Owl Credit Income Corp.
09/16/2027	7.750%	904,000	951,500
06/13/2028	7.950%	2,555,000	2,725,906
03/15/2031	6.650%	604,000	615,428
Blue Owl Credit Income Corp.(a)
09/15/2029	6.600%	1,275,000	1,296,701
Blue Owl Technology Finance Corp. II(a)
04/04/2029	6.750%	5,230,000	5,191,324
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,478,036
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	490,104
FS KKR Capital Corp.
01/15/2029	7.875%	2,630,000	2,803,917
08/15/2029	6.875%	4,210,000	4,328,760
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GATX Corp.
03/15/2027	5.400%	1,715,000	1,745,927
06/30/2030	4.000%	1,375,000	1,327,075
06/05/2054	6.050%	222,000	233,003
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,495,000	2,602,124
Goldman Sachs BDC, Inc.
03/11/2027	6.375%	440,000	452,614
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,100,000	3,860,654
07/15/2029	6.000%	220,000	221,994
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,496,500
HPS Corporate Lending Fund(a)
09/30/2029	6.250%	3,985,000	4,056,163
Main Street Capital Corp.
07/14/2026	3.000%	1,795,000	1,713,197
06/04/2027	6.500%	2,685,000	2,743,533
Mitsubishi HC Finance America LLC(a)
10/24/2029	5.150%	6,805,000	6,918,174
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	1,032,156
Nationstar Mortgage Holdings, Inc.(a)
08/01/2029	6.500%	1,650,000	1,662,645
12/15/2030	5.125%	2,465,000	2,341,261
11/15/2031	5.750%	1,300,000	1,265,690
New Mountain Finance Corp.
02/01/2029	6.875%	1,265,000	1,268,679
Oaktree Strategic Credit Fund(a)
07/23/2029	6.500%	1,780,000	1,801,910
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,057,714
01/15/2026	4.250%	785,000	774,337
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	3,230,000	3,167,567
PennyMac Financial Services, Inc.(a)
09/15/2031	5.750%	1,825,000	1,760,908
Sixth Street Lending Partners(a)
03/11/2029	6.500%	2,985,000	3,050,337
Sixth Street Specialty Lending, Inc.
03/01/2029	6.125%	2,155,000	2,207,782
Total			130,358,156
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,835,000	6,564,434
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
04/01/2025	5.250%	772,000	764,620
09/15/2027	5.250%	1,075,000	1,018,186
Bacardi Ltd.(a)
05/15/2048	5.300%	1,060,000	983,091
Campbell Soup Co.
03/21/2029	5.200%	1,267,000	1,302,745
Cargill, Inc.(a)
04/22/2025	3.500%	2,322,000	2,301,202
04/23/2030	2.125%	712,000	632,789
02/02/2031	1.700%	783,000	657,090
Coca-Cola Co. (The)
08/14/2034	4.650%	875,000	881,716
05/13/2054	5.300%	3,255,000	3,371,582
01/14/2055	5.200%	340,000	346,789
05/13/2064	5.400%	344,000	355,502
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%	1,271,000	1,311,349
JBS SA/Food Co./Finance, Inc.
02/01/2028	5.125%	2,025,000	2,038,893
12/01/2031	3.750%	1,500,000	1,358,559
05/15/2032	3.000%	335,000	285,664
12/01/2052	6.500%	2,535,000	2,665,793
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	4,434,000	4,852,051
11/15/2053	7.250%	2,030,000	2,318,151
Keurig Dr Pepper, Inc.
03/15/2029	5.050%	641,000	657,565
Kraft Heinz Foods Co.
10/01/2039	4.625%	950,000	884,462
02/09/2040	6.500%	1,215,000	1,349,461
06/01/2046	4.375%	465,000	397,226
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	1,725,000	1,605,843
01/31/2032	4.375%	575,000	528,769
Minerva Luxembourg SA(a)
09/13/2033	8.875%	3,800,000	4,100,696
Mondelez International, Inc.
02/20/2029	4.750%	1,013,000	1,028,183
08/28/2034	4.750%	3,155,000	3,136,823
Nestle Capital Corp.(a)
03/12/2054	5.100%	265,000	268,671
Pilgrim’s Pride Corp.
04/15/2031	4.250%	2,000,000	1,879,608
03/01/2032	3.500%	6,479,000	5,726,872
Post Holdings, Inc.(a)
12/15/2029	5.500%	3,185,000	3,128,472
04/15/2030	4.625%	2,684,000	2,551,497
02/15/2032	6.250%	680,000	697,872
03/01/2033	6.375%	230,000	231,737
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,610,000	1,525,595
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,448,662
10/15/2030	3.000%	2,020,000	1,782,638
Suntory Holdings, Ltd.(a)
06/11/2029	5.124%	2,100,000	2,158,521
Tyson Foods, Inc.
03/15/2029	5.400%	1,093,000	1,126,642
Total			71,226,021
Gaming 0.3%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,000,000	2,836,693
02/15/2030	7.000%	950,000	984,983
CCM Merger, Inc.(a)
05/01/2026	6.375%	1,225,000	1,224,171
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	125,000	125,106
01/15/2029	5.300%	205,000	206,801
01/15/2030	4.000%	4,500,000	4,244,321
01/15/2031	4.000%	510,000	472,819
01/15/2032	3.250%	1,060,000	925,730
09/15/2034	5.625%	6,840,000	6,914,412
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	975,626
01/15/2027	6.250%	400,000	406,465
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%	1,675,000	1,596,302
MGM Resorts International
09/01/2026	4.625%	188,000	185,365
04/15/2027	5.500%	1,500,000	1,500,186
10/15/2028	4.750%	1,575,000	1,534,042
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	1,810,000	1,620,913
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	2,575,000	1,785,985
Sands China Ltd.
08/08/2028	5.400%	382,000	381,105
VICI Properties LP
02/15/2030	4.950%	475,000	472,459
05/15/2052	5.625%	1,110,000	1,052,341
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	140,000	138,945
09/01/2026	4.500%	1,915,000	1,896,919
02/01/2027	5.750%	545,000	552,395
02/15/2027	3.750%	2,000,000	1,940,067
01/15/2028	4.500%	66,000	64,763
02/15/2029	3.875%	410,000	389,032
08/15/2030	4.125%	249,000	234,332
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Macau Ltd.(a)
01/15/2026	5.500%	1,625,000	1,606,624
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	1,000,000	978,136
Total			37,247,038
Health Care 1.2%
Abbott Laboratories
11/30/2046	4.900%	71,000	70,254
AdaptHealth LLC(a)
08/01/2028	6.125%	1,620,000	1,606,318
08/01/2029	4.625%	925,000	844,368
AMN Healthcare, Inc.(a)
04/15/2029	4.000%	3,950,000	3,688,431
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,050,055
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,780
02/13/2028	4.693%	1,383,000	1,390,604
08/22/2032	4.298%	2,913,000	2,822,632
05/15/2044	4.875%	1,555,000	1,397,205
Cardinal Health, Inc.
02/15/2034	5.450%	360,000	372,822
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	975,506
Cencora, Inc.
02/15/2034	5.125%	1,325,000	1,349,277
Cigna Corp.
03/01/2027	3.400%	2,190,000	2,135,021
03/15/2031	2.375%	5,997,000	5,215,339
08/15/2038	4.800%	384,000	367,507
10/15/2047	3.875%	2,070,000	1,621,423
03/15/2051	3.400%	1,215,000	862,052
Cigna Group (The)
02/15/2034	5.250%	1,224,000	1,249,469
02/15/2054	5.600%	1,310,000	1,317,459
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,889,578
12/01/2031	5.205%	9,875,000	10,064,480
11/01/2042	4.350%	120,000	106,169
CVS Health Corp.
07/20/2025	3.875%	877,000	868,262
08/21/2030	1.750%	3,835,000	3,227,256
09/15/2031	2.125%	810,000	672,511
02/21/2033	5.250%	328,000	329,758
06/01/2034	5.700%	3,380,000	3,461,882
07/20/2035	4.875%	720,000	695,816
03/25/2038	4.780%	8,434,000	7,755,728
04/01/2040	4.125%	1,702,000	1,423,487
08/21/2040	2.700%	345,000	238,523
03/25/2048	5.050%	1,996,000	1,769,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/21/2053	5.625%	215,000	205,566
06/01/2054	6.050%	335,000	338,353
06/01/2063	6.000%	77,000	76,489
DaVita, Inc.(a)
06/01/2030	4.625%	4,630,000	4,357,462
02/15/2031	3.750%	1,900,000	1,691,903
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	742,365
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	2,825,000	2,626,811
GE HealthCare Technologies, Inc.
11/15/2024	5.550%	5,095,000	5,093,196
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,896,426
04/15/2025	5.250%	1,606,000	1,604,167
06/15/2025	7.690%	750,000	762,496
06/15/2026	5.250%	1,169,000	1,173,426
02/15/2027	4.500%	644,000	641,446
03/15/2027	3.125%	652,000	629,157
12/01/2027	7.050%	10,000	10,662
06/15/2029	4.125%	806,000	786,585
09/01/2030	3.500%	1,236,000	1,151,528
04/01/2031	5.450%	1,213,000	1,244,305
07/15/2031	2.375%	1,485,000	1,264,397
06/15/2039	5.125%	1,216,000	1,176,292
06/15/2047	5.500%	2,515,000	2,431,792
07/15/2051	3.500%	1,697,000	1,190,888
04/01/2054	6.000%	1,520,000	1,568,067
04/01/2064	6.100%	165,000	169,341
Icon Investments Six DAC
05/08/2029	5.849%	1,930,000	2,016,399
IQVIA, Inc.
05/15/2028	5.700%	7,875,000	8,115,696
Laboratory Corp. of America Holdings
09/01/2024	3.250%	2,429,000	2,428,649
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,575,000	1,537,791
Mayo Clinic
11/15/2052	4.128%	750,000	660,302
McKesson Corp.
07/15/2033	5.100%	11,330,000	11,636,759
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	1,130,000	1,005,508
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	3,423,000	2,446,300
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,870,000	4,605,706
10/01/2029	5.250%	1,875,000	1,843,377
New York and Presbyterian Hospital (The)
08/01/2119	3.954%	305,000	229,343
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYU Langone Hospitals
07/01/2043	5.750%	705,000	762,907
Quest Diagnostics, Inc.
12/15/2029	4.625%	1,920,000	1,924,840
06/30/2030	2.950%	361,000	331,078
06/30/2031	2.800%	381,000	337,886
11/30/2033	6.400%	817,000	899,486
12/15/2034	5.000%	3,645,000	3,623,760
Solventum Corp.(a)
03/13/2031	5.450%	1,252,000	1,274,964
03/23/2034	5.600%	1,262,000	1,286,661
04/30/2054	5.900%	1,496,000	1,514,711
Tenet Healthcare Corp.
11/01/2027	5.125%	1,450,000	1,438,214
06/01/2029	4.250%	425,000	408,095
01/15/2030	4.375%	4,100,000	3,923,075
Texas Health Resources
11/15/2055	4.330%	700,000	629,117
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%	1,616,000	1,670,962
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,334,217
10/15/2030	2.650%	2,485,000	2,197,889
Zimmer Biomet Holdings, Inc.
12/01/2028	5.350%	999,000	1,029,668
09/15/2034	5.200%	1,080,000	1,087,837
Total			160,916,545
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	559,000	619,674
Centene Corp.
12/15/2027	4.250%	4,010,000	3,920,753
12/15/2029	4.625%	806,000	783,953
10/15/2030	3.000%	7,148,000	6,352,881
Elevance Health, Inc.
02/08/2026	4.900%	565,000	565,048
Health Care Service Corp.(a)
06/15/2029	5.200%	1,811,000	1,848,266
06/15/2054	5.875%	2,300,000	2,369,821
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	547,000	533,302
Humana, Inc.
04/15/2031	5.375%	1,266,000	1,297,063
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,920,000	1,960,825
04/15/2034	5.000%	5,445,000	5,533,059
07/15/2034	5.150%	860,000	883,743
08/15/2039	3.500%	553,000	465,093
05/15/2040	2.750%	217,000	162,087
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2041	3.050%	66,000	50,805
07/15/2045	4.750%	153,000	144,510
10/15/2047	3.750%	112,000	89,691
05/15/2051	3.250%	3,750,000	2,704,967
02/15/2053	5.875%	339,000	366,574
04/15/2053	5.050%	1,520,000	1,471,596
04/15/2054	5.375%	198,000	200,161
07/15/2054	5.625%	3,400,000	3,550,528
04/15/2063	5.200%	2,693,000	2,608,979
04/15/2064	5.500%	210,000	213,257
07/15/2064	5.750%	1,046,000	1,097,588
Total			39,794,224
Healthcare REIT 0.1%
Diversified Healthcare Trust
06/15/2025	9.750%	429,000	429,593
03/01/2031	4.375%	1,500,000	1,146,770
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	413,697
03/15/2030	2.400%	1,514,000	1,305,381
03/15/2031	2.050%	400,000	324,235
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	761,000	692,032
Healthpeak OP LLC
12/15/2032	5.250%	1,274,000	1,293,558
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,850,000	1,263,007
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	971,427
Physicians Realty LP
03/15/2027	4.300%	380,000	376,898
01/15/2028	3.950%	77,000	75,262
11/01/2031	2.625%	1,100,000	944,813
Sabra Health Care LP
12/01/2031	3.200%	515,000	446,809
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	21,972
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,623,501
06/01/2031	2.800%	2,160,000	1,915,072
Total			17,244,027
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,713,585
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,556,347
02/15/2030	4.875%	2,575,000	2,400,725
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,397,320
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KB Home
06/15/2031	4.000%	1,075,000	991,761
M/I Homes, Inc.
02/01/2028	4.950%	650,000	637,525
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,256,306
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,661,255
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,014,650
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	2,016,880
08/01/2030	5.125%	1,114,000	1,102,934
Total			21,749,288
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,539,818
01/15/2031	4.000%	6,640,000	6,224,296
06/13/2033	6.000%	1,250,000	1,301,811
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	621,678
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	602,285
11/01/2027	9.000%	150,000	183,246
12/31/2028	8.250%	2,500,000	2,574,949
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	787,488
02/15/2037	6.500%	1,368,000	1,476,036
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	1,998,882
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,275,000	1,346,683
ConocoPhillips Co.
03/15/2042	3.758%	667,000	553,548
09/15/2063	5.700%	325,000	338,865
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	1,485,000	1,531,914
Devon Energy Corp.
09/15/2024	5.250%	78,000	77,972
09/15/2034	5.200%	1,944,000	1,922,957
05/15/2042	4.750%	1,950,000	1,709,105
09/15/2054	5.750%	1,752,000	1,701,116
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,853,972
03/24/2031	3.125%	3,565,000	3,219,390
04/18/2034	5.400%	765,000	779,089
03/15/2052	4.250%	402,000	322,553
03/15/2053	6.250%	177,000	188,593
04/18/2054	5.750%	807,000	807,149
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/18/2064	5.900%	341,000	343,789
Energean Israel Finance Ltd.(a)
03/30/2026	4.875%	1,321,000	1,254,464
03/30/2028	5.375%	2,518,000	2,278,828
Hess Corp.
04/01/2027	4.300%	1,804,000	1,791,089
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	822,530
02/01/2031	6.000%	1,560,000	1,552,659
04/15/2032	6.250%	2,350,000	2,346,584
11/01/2033	8.375%	1,455,000	1,593,287
Lundin Energy Finance BV(a)
07/15/2026	2.000%	5,128,000	4,875,184
07/15/2031	3.100%	1,575,000	1,384,540
Occidental Petroleum Corp.
07/15/2027	8.500%	202,000	219,399
01/01/2031	6.125%	1,883,000	1,980,819
01/01/2032	5.375%	761,000	771,345
03/15/2040	6.200%	1,142,000	1,185,900
03/15/2046	6.600%	219,000	236,460
10/01/2054	6.050%	7,197,000	7,314,195
Ovintiv, Inc.
05/15/2028	5.650%	5,492,000	5,653,506
07/15/2053	7.100%	141,000	159,126
Permian Resources Operating LLC(a)
04/15/2027	8.000%	1,600,000	1,654,490
Pioneer Natural Resources Co.
03/29/2026	5.100%	3,350,000	3,382,114
Santos Finance Ltd.(a)
09/19/2033	6.875%	5,510,000	6,034,502
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,653,822
02/01/2032	4.750%	1,550,000	1,469,585
Var Energi ASA(a)
05/18/2027	5.000%	4,995,000	4,982,918
Total			91,604,530
Integrated Energy 0.1%
BP Capital Markets America, Inc.
09/11/2033	4.893%	542,000	545,319
04/10/2034	4.989%	318,000	321,405
11/17/2034	5.227%	4,575,000	4,711,886
06/04/2051	2.939%	147,000	98,593
BP Capital Markets PLC(l),(m)
	4.375%	1,035,000	1,022,019
	4.875%	782,000	766,235
	6.450%	696,000	724,517
Cenovus Energy, Inc.
06/15/2047	5.400%	150,000	143,670
02/15/2052	3.750%	3,750,000	2,733,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,110,914
Eni SpA(a)
05/15/2034	5.500%	1,300,000	1,337,292
Exxon Mobil Corp.
03/01/2046	4.114%	2,755,000	2,395,828
TotalEnergies Capital SA
04/05/2034	5.150%	569,000	588,159
04/05/2054	5.488%	273,000	281,730
04/05/2064	5.638%	256,000	266,005
Total			17,046,628
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	3,200,000	3,210,148
08/01/2028	4.000%	1,250,000	1,190,351
05/01/2029	6.000%	325,000	326,497
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	600,000	649,163
Lindblad Expeditions LLC(a)
02/15/2027	6.750%	2,750,000	2,732,061
NCL Corp., Ltd.(a)
03/15/2026	5.875%	700,000	699,137
02/15/2027	5.875%	950,000	951,248
02/15/2029	7.750%	950,000	1,012,637
NCL Finance Ltd.(a)
03/15/2028	6.125%	975,000	985,322
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	275,792
04/01/2028	5.500%	50,000	50,350
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,575,000	1,572,380
VOC Escrow Ltd.(a)
02/15/2028	5.000%	1,725,000	1,694,612
Total			15,349,698
Life Insurance 1.1%
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,404,599
Athene Global Funding(a)
02/23/2026	5.684%	3,613,000	3,653,357
06/29/2026	1.608%	2,930,000	2,769,539
03/08/2027	3.205%	1,430,000	1,363,300
07/09/2027	5.349%	8,050,000	8,184,993
03/24/2028	2.500%	1,620,000	1,486,526
08/19/2028	1.985%	4,380,000	3,934,035
01/07/2029	2.717%	320,000	292,585
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	3,166,720
04/09/2027	5.550%	5,235,000	5,306,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNO Financial Group, Inc.
06/15/2034	6.450%	1,877,000	1,958,535
CNO Global Funding(a)
06/04/2027	5.875%	1,811,000	1,855,566
01/06/2029	2.650%	5,235,000	4,750,172
Corebridge Financial, Inc.
04/05/2029	3.850%	3,434,000	3,319,013
04/05/2032	3.900%	3,682,000	3,409,013
09/15/2033	6.050%	795,000	845,535
01/15/2034	5.750%	1,779,000	1,855,911
Corebridge Financial, Inc.(m)
12/15/2052	6.875%	675,000	690,264
Corebridge Global Funding(a)
06/24/2029	5.200%	3,815,000	3,921,117
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,201,431
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,458,709
06/10/2027	5.875%	2,235,000	2,274,291
GA Global Funding Trust(a)
01/06/2027	2.250%	5,780,000	5,463,627
Globe Life, Inc.
09/15/2034	5.850%	930,000	941,656
Hill City Funding Trust(a)
08/15/2041	4.046%	2,750,000	2,196,326
Jackson National Life Global Funding(a)
01/12/2025	1.750%	2,715,000	2,679,212
04/12/2028	5.250%	1,200,000	1,204,352
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,479,275
06/15/2040	7.000%	930,000	1,059,571
MetLife, Inc.
12/15/2034	5.300%	8,850,000	9,177,611
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	4,965,000	4,927,430
New York Life Global Funding(a)
06/06/2029	5.000%	5,005,000	5,147,497
08/01/2031	1.850%	3,755,000	3,140,973
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,980,103
Nippon Life Insurance Co.(a),(m)
04/16/2054	5.950%	3,910,000	4,067,961
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,200,000	1,086,132
06/12/2028	4.900%	5,740,000	5,829,790
Principal Life Global Funding II(a)
08/19/2027	4.600%	2,445,000	2,457,011
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Protective Life Global Funding(a)
06/12/2029	5.215%	2,665,000	2,745,915
Reinsurance Group of America, Inc.
09/15/2034	5.750%	4,505,000	4,679,383
Reliance Standard Life Global Funding II(a)
05/07/2025	2.750%	4,340,000	4,263,972
RGA Global Funding(a)
01/18/2029	2.700%	1,865,000	1,720,863
05/24/2029	5.448%	366,000	377,265
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	1,910,470
05/15/2047	4.270%	4,785,000	4,078,108
05/15/2050	3.300%	4,132,000	2,938,065
Total			146,653,935
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	4,292,000	4,366,487
Marriott International, Inc.
03/15/2030	4.800%	1,220,000	1,226,964
10/15/2032	3.500%	3,400,000	3,064,187
03/15/2035	5.350%	1,080,000	1,092,812
Total			9,750,450
Media and Entertainment 0.4%
Diamond Sports Group LLC/Finance Co.(a),(n)
08/15/2026	0.000%	7,810,000	100,297
08/15/2027	0.000%	825,000	15,105
Discovery Communications LLC
05/15/2030	3.625%	3,035,000	2,699,142
Meta Platforms, Inc.
08/15/2034	4.750%	5,225,000	5,257,634
08/15/2054	5.400%	8,957,000	9,138,913
08/15/2062	4.650%	95,000	85,434
05/15/2063	5.750%	875,000	929,893
08/15/2064	5.550%	3,133,000	3,213,422
Netflix, Inc.
11/15/2028	5.875%	1,465,000	1,550,541
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,694,637
06/12/2029	5.400%	906,000	932,715
Viacom, Inc.
09/01/2043	5.850%	339,000	287,189
ViacomCBS, Inc.
05/19/2050	4.950%	166,000	124,044
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,277,000	2,181,415
03/15/2032	4.279%	2,030,000	1,774,740
03/15/2042	5.050%	13,237,000	10,589,179
03/15/2052	5.141%	19,568,000	14,855,627
03/15/2062	5.391%	1,320,000	993,995
Total			58,423,922
Metals and Mining 0.4%
Anglo American Capital PLC(a)
03/17/2028	2.250%	3,646,000	3,351,322
05/02/2033	5.500%	431,000	435,864
04/05/2034	5.750%	715,000	734,742
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,638,066
Antofagasta PLC(a)
05/02/2034	6.250%	1,550,000	1,647,655
ArcelorMittal SA
06/17/2054	6.350%	6,640,000	6,676,012
Arsenal AIC Parent LLC(a)
10/01/2031	11.500%	1,055,000	1,194,290
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	1,102,000	1,147,694
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,470,000	1,492,589
03/15/2032	7.000%	2,020,000	2,029,267
CSN Resources SA(a)
12/05/2030	8.875%	1,500,000	1,498,116
First Quantum Minerals Ltd.(a)
10/15/2027	6.875%	1,000,000	989,225
03/01/2029	9.375%	1,730,000	1,843,349
Freeport-McMoRan, Inc.
11/14/2034	5.400%	5,000,000	5,089,191
Glencore Funding LLC(a)
04/04/2054	5.893%	4,236,000	4,241,545
Hecla Mining Co.
02/15/2028	7.250%	675,000	686,418
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,233,362
Mineral Resources Ltd.(a)
10/01/2028	9.250%	1,000,000	1,057,497
Newmont Corp.
10/01/2030	2.250%	6,102,000	5,413,749
Novelis Corp.(a)
01/30/2030	4.750%	1,755,000	1,680,321
Nucor Corp.
05/01/2028	3.950%	1,422,000	1,405,375
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Copper Corp.
04/23/2025	3.875%	600,000	594,022
Steel Dynamics, Inc.
06/15/2025	2.400%	465,000	455,332
10/15/2027	1.650%	709,000	649,030
01/15/2031	3.250%	1,510,000	1,375,722
Total			48,559,755
Midstream 0.9%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,275,519
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	1,300,000	1,301,737
02/01/2032	6.625%	1,455,000	1,500,713
Cheniere Energy Partners LP
10/01/2029	4.500%	748,000	731,747
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,240,971
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,263,341
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	3,580,000	3,731,352
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	9,090,000	9,596,354
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,303,000	1,305,973
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,795,000	1,688,612
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,400,000	1,224,403
08/31/2036	3.545%	550,000	481,015
Enbridge, Inc.(m)
07/15/2080	5.750%	1,150,000	1,100,572
01/15/2084	8.500%	3,925,000	4,308,703
Energy Transfer LP
09/01/2054	6.050%	371,000	378,726
Energy Transfer Operating LP
05/15/2030	3.750%	1,375,000	1,303,616
Energy Transfer Partners LP
03/15/2035	4.900%	121,000	118,007
06/15/2038	5.800%	579,000	593,536
10/01/2043	5.950%	280,000	281,349
03/15/2045	5.150%	1,625,000	1,488,396
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,441,000	1,540,081
Enterprise Products Operating LLC
02/15/2035	4.950%	895,000	898,260
05/15/2046	4.900%	1,400,000	1,310,707
02/16/2055	5.550%	4,020,000	4,085,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248% 08/16/2077	8.343%	307,000	304,688
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	740,000	741,954
04/01/2029	5.875%	1,830,000	1,715,919
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	692,892	610,388
09/30/2040	2.940%	412,101	342,628
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	500,000	524,546
02/23/2042	6.510%	975,000	1,039,782
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	736,966
09/01/2039	6.500%	1,000,000	1,079,527
03/01/2043	5.000%	184,000	166,083
Kinder Morgan, Inc.
12/01/2034	5.300%	2,377,000	2,392,778
08/01/2054	5.950%	4,415,000	4,496,249
MPLX LP
12/01/2024	4.875%	325,000	324,402
06/01/2025	4.875%	200,000	199,594
03/01/2026	1.750%	318,000	304,299
03/15/2028	4.000%	1,043,000	1,022,777
08/15/2030	2.650%	1,886,000	1,686,442
06/01/2034	5.500%	526,000	535,360
03/01/2047	5.200%	1,500,000	1,398,464
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	411,257
ONEOK Partners LP
09/15/2043	6.200%	250,000	259,834
ONEOK, Inc.
01/15/2026	5.850%	478,000	483,999
09/01/2033	6.050%	4,230,000	4,468,483
09/15/2046	4.250%	320,000	259,720
03/15/2050	4.500%	6,830,000	5,603,290
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	2,185,000	2,021,949
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,175,000	2,083,313
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,344,000	2,359,955
03/15/2028	4.200%	97,000	95,806
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,183,460
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	428,000	399,552
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	137,052
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	4,101,467
02/15/2035	5.500%	1,134,000	1,151,158
07/01/2052	6.250%	179,000	187,785
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	773,000	759,067
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,074,388
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	192,945
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	614,000	570,172
03/15/2048	4.600%	4,875,000	4,241,386
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,500,000	1,473,692
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	709,129
08/15/2031	4.125%	3,250,000	3,014,447
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,104,000	1,244,121
06/01/2031	8.375%	3,130,000	3,326,137
Western Gas Partners LP
03/01/2048	5.300%	696,000	623,352
Western Midstream Operating LP
11/15/2034	5.450%	2,028,000	2,013,653
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,043,971
09/15/2025	4.000%	2,206,000	2,185,552
03/15/2029	4.900%	418,000	422,768
03/15/2032	8.750%	3,486,000	4,241,435
Williams Companies., Inc. (The)
03/02/2026	5.400%	3,250,000	3,282,078
Williams Partners LP
03/04/2044	5.400%	90,000	87,524
Total			124,085,977
Natural Gas 0.2%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,409,462
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%	4,030,000	4,180,074
KeySpan Corp.
11/15/2030	8.000%	670,000	771,407
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	4,625,000	4,797,814
NiSource, Inc.
07/01/2029	5.200%	4,000,000	4,096,515
02/15/2031	1.700%	605,000	502,770
06/30/2033	5.400%	930,000	954,909
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONE Gas, Inc.
04/01/2029	5.100%	585,000	600,825
Piedmont Natural Gas Co., Inc.
06/15/2033	5.400%	455,000	469,374
02/15/2035	5.100%	3,400,000	3,394,645
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	1,422,000	1,149,486
Southern Co. Gas Capital Corp.
09/15/2032	5.150%	5,715,000	5,833,395
Southwest Gas Corp.
08/15/2051	3.180%	2,930,000	1,891,944
Washington Gas Light Co.
09/15/2049	3.650%	139,000	106,587
Total			30,159,207
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%	3,263,000	2,912,302
02/15/2028	5.950%	3,345,000	2,998,027
04/01/2029	4.650%	950,000	787,591
01/15/2030	3.250%	2,005,000	1,485,012
Kilroy Realty LP
11/15/2033	2.650%	1,710,000	1,308,198
Piedmont Operating Partnership LP
08/15/2030	3.150%	1,675,000	1,430,851
04/01/2032	2.750%	2,280,000	1,790,500
Total			12,712,481
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	855,000	866,026
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	2,053,000	2,017,065
11/15/2029	5.000%	1,211,000	1,240,086
Schlumberger Investment SA
06/26/2030	2.650%	774,000	706,131
Transocean, Inc.(a)
05/15/2029	8.250%	645,000	653,741
Total			5,483,049
Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(a),(m)
01/15/2028	10.500%	1,973,028	2,027,061
Greystone Commercial Capital Trust(a),(b),(i),(k)
1-month USD LIBOR + 2.270% 05/31/2025	7.713%	9,190,225	7,903,593
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	3,000,000	2,920,008
02/01/2031	4.375%	750,000	674,963
Icahn Enterprises LP/Finance Corp.(a)
01/15/2029	9.750%	978,000	1,026,791
06/15/2030	9.000%	1,197,000	1,210,167
Icahn Enterprises LP/Finance Corp.
02/01/2029	4.375%	347,000	304,606
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,423,511
Lseg US Fin Corp.(a)
03/28/2027	4.875%	1,352,000	1,363,976
03/28/2034	5.297%	1,872,000	1,937,772
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,551,582
Total			24,344,030
Other Industry 0.2%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	736,000	723,546
AECOM
03/15/2027	5.125%	710,000	710,412
Artera Services LLC(a)
02/15/2031	8.500%	1,355,000	1,359,727
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	3,721,000	3,582,536
07/01/2029	4.000%	2,200,000	2,124,718
CIMIC Finance USA Pty Ltd.(a)
03/25/2034	7.000%	557,000	591,988
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	1,026,931
Massachusetts Institute of Technology
07/01/2114	4.678%	758,000	709,864
07/01/2116	3.885%	1,850,000	1,438,001
Mitsubishi Corp.(a)
07/02/2029	5.000%	5,575,000	5,731,953
Northwestern University
12/01/2057	3.662%	1,350,000	1,111,869
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,351,573
07/15/2056	3.300%	2,230,000	1,706,128
Quanta Services, Inc.
08/09/2034	5.250%	1,475,000	1,487,058
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,500,452
University of Southern California
10/01/2039	3.028%	3,425,000	2,859,879
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	1,650,000	1,702,153
Total			30,718,788
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,644,401
CubeSmart LP
12/15/2028	2.250%	909,000	825,163
Extra Space Storage LP
12/15/2027	3.875%	160,000	156,394
04/01/2029	3.900%	1,707,000	1,650,546
06/15/2029	4.000%	540,000	523,642
10/15/2030	2.200%	2,263,000	1,954,448
10/15/2031	2.400%	670,000	569,278
01/15/2035	5.350%	900,000	906,863
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,039,938
02/01/2026	4.500%	520,000	516,192
04/15/2035	5.500%	1,310,000	1,297,356
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,745,000	1,681,082
Lexington Realty Trust
10/01/2031	2.375%	3,805,000	3,137,685
Prologis LP
01/31/2035	5.000%	4,630,000	4,662,872
03/15/2054	5.250%	107,000	106,068
Prologis Targeted US Logistics Fund LP(a)
04/01/2029	5.250%	2,182,000	2,230,968
04/01/2034	5.500%	570,000	588,877
Rexford Industrial Realty LP
09/01/2031	2.150%	3,442,000	2,864,554
Sun Communities Operating LP
01/15/2029	5.500%	913,000	933,371
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,283,492
XHR LP(a)
06/01/2029	4.875%	1,625,000	1,545,992
Total			33,119,182
Other Utility 0.0%
American Water Capital Corp.
03/01/2034	5.150%	820,000	842,468
03/01/2054	5.450%	554,000	563,330
Essential Utilities, Inc.
08/15/2027	4.800%	2,720,000	2,738,792
04/15/2030	2.704%	1,837,000	1,657,653
01/15/2034	5.375%	651,000	664,751
Total			6,466,994
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%	1,505,000	1,491,273
Amcor Group Finance PLC
05/23/2029	5.450%	9,945,000	10,233,074
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	500,000	430,918
08/15/2027	5.250%	3,000,000	1,834,008
08/15/2027	5.250%	325,000	195,562
Ball Corp.
03/15/2026	4.875%	600,000	597,853
06/15/2029	6.000%	1,800,000	1,852,016
08/15/2030	2.875%	1,000,000	883,378
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	782,000	774,607
Berry Global, Inc.
01/15/2026	1.570%	3,261,000	3,118,863
01/15/2027	1.650%	1,213,000	1,129,753
04/15/2028	5.500%	6,438,000	6,544,692
Berry Global, Inc.(a)
01/15/2034	5.650%	1,600,000	1,633,947
Owens-Brockway Glass Container, Inc.(a)
05/15/2031	7.250%	1,455,000	1,473,523
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	2,725,000	2,593,988
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	425,000	406,011
Sealed Air Corp.(a)
10/15/2026	1.573%	812,000	755,267
02/01/2028	6.125%	225,000	229,012
02/15/2031	7.250%	1,455,000	1,530,033
Total			37,707,778
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,515,000	1,479,831
Inversiones CMPC SA(a)
02/26/2034	6.125%	1,500,000	1,574,828
Smurfit Kappa Treasury ULC(a)
01/15/2030	5.200%	2,652,000	2,711,799
04/03/2034	5.438%	1,244,000	1,279,432
04/03/2054	5.777%	351,000	369,316
Weyerhaeuser Co.
05/15/2026	4.750%	456,000	456,767
Total			7,871,973
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.9%
1375209 BC Ltd.(a)
01/30/2028	9.000%	2,710,000	2,632,601
AbbVie, Inc.
11/21/2026	2.950%	794,000	771,663
11/21/2029	3.200%	582,000	551,565
03/15/2031	4.950%	2,145,000	2,207,806
03/15/2035	4.550%	4,329,000	4,269,769
05/14/2035	4.500%	1,949,000	1,913,172
05/14/2036	4.300%	1,726,000	1,653,186
11/21/2039	4.050%	7,271,000	6,581,861
10/01/2042	4.625%	1,000,000	940,340
05/14/2045	4.700%	680,000	639,307
11/21/2049	4.250%	1,010,000	880,267
03/15/2054	5.400%	317,000	328,480
03/15/2064	5.500%	318,000	330,123
Amgen, Inc.
03/02/2033	5.250%	2,735,000	2,810,597
03/02/2043	5.600%	1,943,000	1,987,161
02/22/2052	4.200%	345,000	286,175
03/02/2053	5.650%	5,194,000	5,339,333
03/02/2063	5.750%	251,000	257,442
Astrazeneca Finance LLC
02/26/2031	4.900%	2,145,000	2,203,973
Bausch Health Companies, Inc.(a)
12/15/2025	9.000%	100,000	91,847
01/31/2027	8.500%	100,000	74,061
01/15/2028	7.000%	415,000	248,162
01/30/2028	5.000%	1,100,000	610,515
06/01/2028	4.875%	475,000	358,182
02/15/2029	5.000%	100,000	51,240
02/15/2029	6.250%	3,475,000	1,787,907
01/30/2030	5.250%	1,200,000	583,267
02/15/2031	5.250%	1,200,000	602,343
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,945,000	5,806,918
06/25/2038	4.625%	1,515,000	1,344,405
07/15/2044	4.400%	2,799,000	2,237,923
06/25/2048	4.875%	3,505,000	2,975,628
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	518,613
11/21/2033	6.500%	3,735,000	3,976,030
Bristol Myers Squibb Co.
06/15/2039	4.125%	272,000	246,213
Bristol-Myers Squibb Co.
08/15/2025	3.875%	74,000	73,476
02/22/2031	5.100%	890,000	920,297
05/15/2044	4.625%	555,000	514,025
11/15/2063	6.400%	266,000	304,580
02/22/2064	5.650%	226,000	232,715
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSL Finance PLC(a)
04/27/2029	4.050%	878,000	861,345
04/03/2054	5.417%	478,000	483,780
Eli Lilly & Co.
08/14/2034	4.600%	3,510,000	3,519,509
02/09/2054	5.000%	1,205,000	1,200,581
08/14/2054	5.050%	1,287,000	1,291,234
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,472,000	2,346,455
Jazz Securities DAC(a)
01/15/2029	4.375%	963,000	917,302
Kevlar SpA(a)
09/01/2029	6.500%	2,240,000	2,106,889
Mylan NV
06/15/2026	3.950%	5,000,000	4,930,889
06/15/2046	5.250%	481,000	417,461
Mylan, Inc.
04/15/2048	5.200%	2,550,000	2,182,220
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,750,000	1,672,262
04/30/2031	5.125%	1,725,000	1,613,941
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%	752,000	763,686
05/19/2033	4.750%	1,016,000	1,021,574
05/19/2053	5.300%	913,000	917,606
05/19/2063	5.340%	1,177,000	1,167,933
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,998,000	2,115,826
Royalty Pharma PLC
09/02/2025	1.200%	365,000	351,776
09/02/2027	1.750%	463,000	427,044
09/02/2029	5.150%	834,000	849,078
09/02/2030	2.200%	5,161,000	4,470,642
09/02/2040	3.300%	563,000	427,663
09/02/2054	5.900%	6,640,000	6,736,286
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%	3,965,000	4,064,538
07/05/2044	5.650%	800,000	816,778
07/05/2054	5.650%	850,000	867,591
07/05/2064	5.800%	950,000	971,403
Viatris, Inc.
06/22/2030	2.700%	1,059,000	932,150
06/22/2040	3.850%	4,751,000	3,627,196
06/22/2050	4.000%	2,376,000	1,685,524
Total			115,901,330
Property & Casualty 0.7%
Alleghany Corp.
09/15/2044	4.900%	810,000	782,597
08/15/2051	3.250%	391,000	279,942
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
04/01/2028	4.200%	1,481,000	1,460,640
06/30/2030	3.400%	1,204,000	1,124,030
03/27/2033	5.125%	609,000	621,290
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,910,899
Aon North America, Inc.
03/01/2027	5.125%	1,198,000	1,220,167
03/01/2029	5.150%	3,814,000	3,906,334
03/01/2054	5.750%	156,000	161,327
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	908,412
Arthur J Gallagher & Co.
02/15/2034	6.500%	213,000	234,269
07/15/2034	5.450%	117,000	120,395
02/15/2054	6.750%	150,000	173,082
07/15/2054	5.750%	70,000	71,529
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,359,236
Chubb INA Holdings LLC
08/15/2029	4.650%	8,539,000	8,669,556
03/15/2034	5.000%	981,000	1,004,936
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,723,689
Enact Holdings, Inc.
05/28/2029	6.250%	8,720,000	8,996,423
Essent Group Ltd.
07/01/2029	6.250%	6,230,000	6,454,331
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,658,182
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	845,638
07/15/2048	7.200%	1,290,000	1,283,022
Farmers Exchange Capital II(a),(m)
Subordinated
11/01/2053	6.151%	2,700,000	2,507,606
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387% 02/12/2047	7.505%	1,440,000	1,299,631
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	2,080,000	1,571,473
Markel Corp.
05/20/2049	5.000%	5,095,000	4,643,363
Markel Group, Inc.
05/16/2054	6.000%	2,570,000	2,664,730
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.891%	5,725,000	5,747,075
NMI Holdings, Inc.
08/15/2029	6.000%	2,620,000	2,680,636
Old Republic International Corp.
03/28/2034	5.750%	2,240,000	2,316,547
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	2,180,000	2,270,991
Radian Group, Inc.
05/15/2029	6.200%	3,480,000	3,627,001
SiriusPoint Ltd.
04/05/2029	7.000%	3,580,000	3,752,874
Swiss RE Subordinated Finance PLC(a),(m)
Subordinated
04/05/2035	5.698%	3,000,000	3,073,319
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,928,103
Willis North America, Inc.
03/05/2054	5.900%	628,000	646,152
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,192,337
Total			95,891,764
Railroads 0.0%
Burlington Northern Santa Fe LLC
08/01/2046	3.900%	403,000	334,601
04/15/2054	5.200%	139,000	139,260
03/15/2055	5.500%	1,026,000	1,073,249
Canadian Pacific Railway Co.
11/15/2029	2.875%	600,000	557,811
05/01/2050	3.500%	3,280,000	2,476,331
CSX Corp.
05/30/2042	4.750%	166,000	157,007
Norfolk Southern Corp.
08/01/2030	5.050%	134,000	138,277
03/15/2034	5.550%	551,000	582,579
03/15/2064	5.950%	482,000	521,767
Union Pacific Corp.
11/15/2045	4.050%	155,000	132,236
Total			6,113,118
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%	548,000	554,240
Phillips 66 Co.
02/15/2045	4.680%	1,300,000	1,155,726
06/15/2054	5.650%	4,015,000	4,014,424
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raizen Fuels Finance SA(a)
03/05/2034	6.450%	1,825,000	1,916,015
Valero Energy Corp.
12/01/2031	2.800%	3,235,000	2,824,123
Total			10,464,528
Restaurants 0.0%
Brinker International, Inc.(a)
10/01/2024	5.000%	1,850,000	1,848,202
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,600,000	1,498,028
McDonald’s Corp.
09/01/2049	3.625%	910,000	694,425
Total			4,040,655
Retail REIT 0.1%
Brixmor Operating Partnership LP
08/16/2031	2.500%	915,000	779,759
Kimco Realty Corp.
02/01/2033	4.600%	3,780,000	3,697,441
Kite Realty Group LP
10/01/2026	4.000%	303,000	297,627
Realty Income Corp.
08/15/2027	3.950%	183,000	180,539
02/15/2034	5.125%	1,257,000	1,265,692
09/01/2054	5.375%	1,480,000	1,458,883
Total			7,679,941
Retailers 0.4%
Amazon.com, Inc.
05/12/2031	2.100%	750,000	655,073
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,725,000	1,649,029
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,172,975
10/01/2025	4.500%	2,465,000	2,447,023
AutoZone, Inc.
04/21/2026	3.125%	415,000	405,192
11/01/2028	6.250%	505,000	537,830
01/15/2031	1.650%	1,175,000	981,910
07/15/2034	5.400%	6,860,000	7,022,129
Carvana Co.(a),(o)
06/01/2030	13.000%	1,350,000	1,439,896
Cencosud SA(a)
05/28/2031	5.950%	800,000	825,076
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	2,018,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,388,556
Genuine Parts Co.
08/15/2029	4.950%	4,900,000	4,929,837
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,475,000	1,465,630
Home Depot Inc (The)
04/15/2030	2.700%	1,361,000	1,251,989
Home Depot, Inc. (The)
06/25/2054	5.300%	2,825,000	2,882,682
06/25/2064	5.400%	178,000	182,972
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	447,752
L Brands, Inc.
07/01/2036	6.750%	1,495,000	1,532,183
Lithia Motors, Inc.(a)
06/01/2029	3.875%	2,000,000	1,856,539
Lowe’s Companies, Inc.
07/01/2053	5.750%	173,000	178,198
04/01/2063	5.850%	132,000	135,152
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,950,000	1,613,633
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	838,863
O’Reilly Automotive, Inc.
08/19/2034	5.000%	1,220,000	1,219,003
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%	3,215,000	3,280,551
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,293,864
Walmart, Inc.
04/15/2030	4.000%	1,674,000	1,680,240
Total			48,332,432
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,975,846
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,770,000	1,640,074
Kroger Co. (The)
09/15/2031	4.900%	3,840,000	3,833,887
09/15/2054	5.500%	2,660,000	2,603,530
09/15/2064	5.650%	1,280,000	1,252,410
Total			11,305,747
Supranational 0.1%
Corp Andina de Fomento
01/24/2029	5.000%	495,000	507,401
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,562,526
07/15/2027	6.750%	4,000,000	4,257,666
Total			7,327,593
Technology 1.3%
Arrow Electronics, Inc.
08/21/2029	5.150%	7,085,000	7,110,834
04/10/2034	5.875%	2,140,000	2,186,813
Avnet, Inc.
03/15/2028	6.250%	837,000	873,505
06/01/2032	5.500%	753,000	750,834
Broadcom, Inc.
10/15/2024	3.625%	320,000	319,142
07/12/2029	5.050%	5,900,000	6,014,240
11/15/2031	5.150%	1,038,000	1,060,722
Broadcom, Inc.(a)
02/15/2031	2.450%	2,309,000	2,013,999
11/15/2035	3.137%	4,561,000	3,812,606
11/15/2036	3.187%	10,202,000	8,444,256
05/15/2037	4.926%	4,044,000	3,952,998
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,472,929
12/01/2028	3.276%	3,880,000	3,638,112
03/01/2030	5.100%	960,000	963,262
Cisco Systems, Inc.
02/26/2031	4.950%	1,456,000	1,505,061
02/26/2054	5.300%	1,379,000	1,422,441
02/26/2064	5.350%	390,000	402,718
Concentrix Corp.
08/02/2028	6.600%	3,581,000	3,755,375
08/02/2033	6.850%	2,387,000	2,494,085
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,475,000	1,414,649
Constellation Software, Inc.(a)
02/16/2029	5.158%	1,245,000	1,274,830
DXC Technology Co.
09/15/2028	2.375%	5,845,000	5,245,715
Equifax, Inc.
06/01/2028	5.100%	5,695,000	5,794,564
09/15/2029	4.800%	3,415,000	3,432,556
05/15/2030	3.100%	3,035,000	2,808,922
Everi Holdings, Inc.(a)
07/15/2029	5.000%	760,000	754,497
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	2,174,845
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fiserv, Inc.
03/15/2027	5.150%	1,294,000	1,316,266
03/15/2030	4.750%	5,170,000	5,227,065
08/12/2034	5.150%	715,000	722,255
07/01/2049	4.400%	149,000	127,714
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,641,154
01/15/2032	5.250%	5,855,000	5,853,987
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	733,000	754,019
01/25/2034	5.875%	618,000	620,518
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,187,998
03/01/2026	1.200%	2,405,000	2,281,137
08/15/2029	3.200%	1,795,000	1,664,442
08/15/2052	5.950%	144,000	146,425
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	375,000	400,137
HP, Inc.
06/17/2031	2.650%	814,000	708,748
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,748,000	1,769,385
02/05/2044	5.250%	453,000	450,950
02/05/2054	5.300%	271,000	266,740
Imola Merger Corp.(a)
05/15/2029	4.750%	1,680,000	1,616,816
Insight Enterprises, Inc.(a)
05/15/2032	6.625%	540,000	559,033
Intel Corp.
11/15/2029	2.450%	473,000	419,140
02/10/2030	5.125%	1,140,000	1,149,723
08/12/2041	2.800%	584,000	398,786
02/10/2053	5.700%	390,000	372,703
02/21/2054	5.600%	154,000	145,956
08/12/2061	3.200%	238,000	139,637
International Business Machines Corp.
05/15/2029	3.500%	607,000	584,624
Intuit, Inc.
09/15/2028	5.125%	536,000	553,555
09/15/2053	5.500%	1,911,000	2,007,481
KLA Corp.
07/15/2052	4.950%	986,000	955,708
07/15/2062	5.250%	212,000	211,854
Kyndryl Holdings, Inc.
10/15/2028	2.700%	3,035,000	2,771,842
Leidos, Inc.
02/15/2031	2.300%	845,000	723,435
Marvell Technology, Inc.
02/15/2029	5.750%	772,000	805,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Micron Technology, Inc.
11/01/2029	6.750%	3,575,000	3,888,413
Microsoft Corp.
09/15/2050	2.500%	117,000	77,062
Moody’s Corp.
08/05/2034	5.000%	1,275,000	1,287,550
Motorola Solutions, Inc.
04/15/2029	5.000%	904,000	921,236
MSCI, Inc.(a)
09/01/2030	3.625%	2,197,000	2,034,101
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,198,511
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,796,780
NXP BV/Funding LLC
03/01/2026	5.350%	1,002,000	1,008,123
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	324,000	303,120
05/11/2041	3.250%	249,000	188,754
Open Text Corp.(a)
12/01/2027	6.900%	650,000	683,639
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,835,000	1,670,351
Oracle Corp.
11/15/2027	3.250%	2,284,000	2,206,505
03/25/2028	2.300%	856,000	794,672
11/09/2029	6.150%	946,000	1,012,994
11/15/2037	3.800%	1,973,000	1,695,512
03/25/2041	3.650%	256,000	204,373
04/01/2050	3.600%	317,000	231,447
03/25/2051	3.950%	1,343,000	1,037,233
02/06/2053	5.550%	1,855,000	1,837,808
05/15/2055	4.375%	17,000	13,969
04/01/2060	3.850%	190,000	136,777
Panasonic Holdings Corp.(a)
07/16/2034	5.302%	1,460,000	1,482,900
PayPal Holdings, Inc.
06/01/2034	5.150%	6,645,000	6,820,199
Qorvo, Inc.
12/15/2024	1.750%	1,200,000	1,185,187
QUALCOMM, Inc.
05/20/2053	6.000%	1,706,000	1,906,551
S&P Global, Inc.
03/01/2029	2.700%	1,279,000	1,195,266
08/15/2030	1.250%	561,000	472,641
Seagate HDD Cayman
12/01/2032	9.625%	1,116,475	1,287,478
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	500,000	517,384
Teledyne FLIR LLC
08/01/2030	2.500%	3,035,000	2,678,634
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	760,000	593,333
Texas Instruments, Inc.
05/18/2063	5.050%	488,000	479,103
Tyco Electronics Group SA
02/01/2030	4.625%	4,870,000	4,928,125
VMware, Inc.
08/15/2026	1.400%	1,366,000	1,284,952
Western Union Co. (The)
03/15/2026	1.350%	140,000	132,726
Zebra Technologies Corp.(a)
06/01/2032	6.500%	415,000	429,330
Total			168,271,729
Tobacco 0.5%
Altria Group, Inc.
11/01/2028	6.200%	1,058,000	1,120,689
05/06/2030	3.400%	1,280,000	1,197,744
BAT Capital Corp.
08/15/2027	3.557%	399,000	389,198
03/25/2028	2.259%	1,930,000	1,777,364
02/20/2031	5.834%	531,000	557,338
03/25/2031	2.726%	15,000	13,195
08/15/2037	4.390%	1,978,000	1,762,011
08/02/2043	7.079%	333,000	371,380
09/06/2049	4.758%	309,000	258,597
03/16/2052	5.650%	2,530,000	2,389,316
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,939,500
02/02/2029	5.931%	2,973,000	3,119,975
Imperial Brands Finance PLC(a)
07/21/2025	4.250%	206,000	204,190
02/01/2030	5.500%	11,490,000	11,715,897
07/01/2034	5.875%	975,000	995,062
Philip Morris International, Inc.
02/13/2029	4.875%	1,437,000	1,461,501
09/07/2030	5.500%	2,295,000	2,406,167
02/13/2031	5.125%	2,355,000	2,416,154
09/07/2033	5.625%	10,000,000	10,502,851
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,318,308
08/15/2035	5.700%	6,525,000	6,685,701
09/15/2043	6.150%	174,000	176,721
08/15/2045	5.850%	3,765,000	3,690,981
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	3,296,779
Total			65,766,619
Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,760,275
03/13/2027	5.643%	2,171,000	2,215,122
12/04/2028	6.319%	4,250,000	4,496,048
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,472,691
12/01/2026	3.300%	3,435,000	3,351,307
03/15/2042	5.625%	1,689,000	1,751,785
11/01/2046	4.200%	1,041,000	889,786
FedEx Corp.
08/01/2042	3.875%	201,000	163,803
02/01/2045	4.100%	326,000	268,352
04/01/2046	4.550%	617,000	539,421
01/15/2047	4.400%	176,000	149,463
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	549,491	470,199
GN Bondco LLC(a)
10/15/2031	9.500%	5,775,000	5,882,276
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	5,611,000	5,729,246
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	798,000	763,791
03/30/2029	5.350%	3,545,000	3,632,581
06/15/2030	6.200%	438,000	468,214
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,172,000	1,110,130
Penske Truck Leasing Co., LP/Finance Corp.(a)
07/15/2025	4.000%	905,000	895,636
Ryder System, Inc.
06/01/2028	5.250%	807,000	823,779
03/15/2029	5.375%	165,000	169,854
06/01/2029	5.500%	1,201,000	1,242,796
09/01/2029	4.950%	3,545,000	3,578,251
12/01/2033	6.600%	1,022,000	1,130,434
Triton Container International Ltd.(a)
04/15/2026	2.050%	585,000	556,289
United Parcel Service, Inc.
05/22/2054	5.500%	4,225,000	4,392,710
XPO, Inc.(a)
06/01/2028	6.250%	575,000	587,749
06/01/2031	7.125%	275,000	287,125
02/01/2032	7.125%	865,000	907,423
Total			51,686,536
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
Altice France SA(a)
02/01/2027	8.125%	260,000	209,670
10/15/2029	5.500%	804,000	566,820
American Tower Corp.
03/15/2027	3.650%	649,000	634,292
04/15/2031	2.700%	4,545,000	4,003,801
09/15/2031	2.300%	477,000	405,221
03/15/2033	5.650%	3,500,000	3,649,577
07/15/2033	5.550%	6,556,000	6,789,067
Crown Castle Inc
03/01/2034	5.800%	646,000	676,118
Crown Castle International Corp.
07/15/2026	1.050%	381,000	357,166
03/15/2027	2.900%	649,000	622,233
07/01/2030	3.300%	3,035,000	2,800,422
04/01/2031	2.100%	831,000	697,772
07/15/2031	2.500%	4,344,000	3,719,042
04/01/2041	2.900%	572,000	414,752
Crown Castle, Inc.
09/01/2028	4.800%	1,526,000	1,533,044
06/01/2029	5.600%	7,412,000	7,682,738
09/01/2029	4.900%	1,920,000	1,936,413
05/01/2033	5.100%	362,000	362,308
09/01/2034	5.200%	5,380,000	5,375,315
Digicel Group Holdings Ltd.(a),(g),(i),(k)
12/31/2030	0.000%	145	52
12/31/2030	0.000%	56,649	6
12/31/2030	0.000%	17,885	2
Digicel Holdings Bermuda Ltd./International Finance Ltd.(o)
05/25/2027	9.000%	3,206,692	3,195,975
Digicel Midco Ltd.(o)
11/25/2028	10.500%	978,832	799,625
Sprint Capital Corp.
11/15/2028	6.875%	3,049,000	3,304,778
03/15/2032	8.750%	2,843,000	3,502,429
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	960,563	958,914
03/20/2028	5.152%	6,206,250	6,239,121
T-Mobile US, Inc.
02/15/2026	2.250%	94,000	90,849
04/15/2027	3.750%	3,514,000	3,449,168
02/01/2028	4.750%	961,000	963,218
02/15/2028	2.050%	1,468,000	1,352,427
02/15/2029	2.625%	566,000	522,156
04/15/2029	3.375%	3,200,000	3,041,659
04/15/2030	3.875%	4,978,000	4,788,843
04/15/2031	3.500%	3,089,000	2,869,351
07/15/2033	5.050%	4,690,000	4,747,002
04/15/2040	4.375%	1,158,000	1,044,798
02/15/2041	3.000%	3,880,000	2,896,806
01/15/2054	5.750%	793,000	824,949
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2054	6.000%	139,000	150,038
09/15/2062	5.800%	61,000	63,040
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	1,820,000	1,597,650
04/15/2032	7.750%	650,000	661,794
Vodafone Group PLC
06/28/2064	5.875%	1,028,000	1,033,941
Total			90,534,362
Wirelines 0.4%
AT&T, Inc.
02/15/2034	5.400%	5,560,000	5,740,995
05/15/2035	4.500%	160,000	152,602
08/15/2037	4.900%	523,000	509,072
06/01/2041	3.500%	228,000	182,150
09/15/2053	3.500%	4,787,000	3,404,027
09/15/2055	3.550%	5,397,000	3,812,897
09/15/2059	3.650%	2,500,000	1,758,334
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	378,896
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	1,658,000	1,755,989
GCI LLC(a)
10/15/2028	4.750%	1,735,000	1,647,680
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	555,232
10/15/2028	7.000%	500,000	506,940
Level 3 Financing, Inc.(a)
04/15/2029	10.500%	1,925,000	2,071,592
06/15/2029	4.875%	225,000	178,635
11/15/2029	11.000%	6,771,745	7,434,726
NTT Finance Corp.(a)
07/02/2029	5.110%	9,565,000	9,796,958
Optics Bidco SpA(a)
06/04/2038	7.721%	1,044,000	1,129,784
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	737,218
Verizon Communications, Inc.
03/22/2030	3.150%	530,000	494,166
01/20/2031	1.750%	526,000	441,650
03/21/2031	2.550%	523,000	459,914
03/15/2032	2.355%	5,345,000	4,537,875
11/01/2034	4.400%	1,659,000	1,593,452
03/22/2041	3.400%	1,753,000	1,395,803
09/15/2043	6.550%	490,000	563,631
02/23/2054	5.500%	158,000	161,985
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(a)
02/15/2035	4.780%	2,378,000	2,344,624
Total			53,746,827
Total Corporate Bonds & Notes (Cost $3,781,852,211)			3,727,801,431

Foreign Government Obligations(p) 1.6%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	552,368
01/08/2027	1.625%	1,230,000	1,152,169
01/08/2032	2.500%	624,000	536,494
10/06/2033	6.000%	1,200,000	1,298,777
Total			3,539,808
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	964,317
Brazil 0.1%
Banco do Brasil SA(a)
03/18/2031	6.000%	1,550,000	1,575,084
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,160,000	1,153,899
Brazilian Government International Bond
01/22/2032	6.125%	500,000	508,021
10/20/2033	6.000%	350,000	350,874
03/15/2034	6.125%	2,675,000	2,703,852
05/13/2054	7.125%	1,175,000	1,202,168
Total			7,493,898
Canada 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	4,335,000	4,067,689
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,502,883
Province of Manitoba
06/22/2026	2.125%	300,000	289,270
Province of Quebec(m)
03/02/2026	7.485%	230,000	239,341
Total			7,099,183
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%	850,000	833,409
01/08/2034	5.950%	1,925,000	1,993,084
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	2,150,000	2,299,603
11/04/2044	4.875%	200,000	175,202
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Empresa Nacional del Petroleo(a)
11/06/2029	5.250%	450,000	448,265
Total			5,749,563
China 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	300,000	296,863
Colombia 0.2%
Colombia Government International Bond
03/15/2029	4.500%	250,000	234,761
01/30/2030	3.000%	315,000	266,831
04/15/2031	3.125%	700,000	571,286
04/20/2033	8.000%	700,000	745,873
11/14/2035	8.000%	1,862,000	1,978,005
11/14/2053	8.750%	2,000,000	2,171,430
Ecopetrol SA
01/19/2029	8.625%	4,080,000	4,362,477
04/29/2030	6.875%	1,500,000	1,497,100
01/13/2033	8.875%	3,764,000	3,988,689
01/19/2036	8.375%	4,170,000	4,229,170
Total			20,045,622
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	1,000,000	1,053,133
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/29/2026	6.875%	631,000	641,075
07/19/2028	6.000%	1,400,000	1,425,955
02/22/2029	5.500%	6,225,000	6,229,295
02/22/2029	5.500%	161,000	161,111
01/30/2030	4.500%	628,000	594,033
09/23/2032	4.875%	1,050,000	986,477
Total			10,037,946
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	450,000	444,016
08/06/2031	6.050%	1,650,000	1,680,954
10/07/2033	3.700%	794,000	674,396
02/06/2037	6.550%	800,000	821,848
Total			3,621,214
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	977,000	805,065
MVM Energetika Zrt(a)
03/13/2031	6.500%	423,000	432,715
Total			1,237,780
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	839,142
02/01/2028	3.875%	1,025,000	998,221
01/13/2031	2.250%	1,030,000	878,147
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	1,014,297
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	569,330
Total			4,299,137
Indonesia 0.1%
Freeport Indonesia PT(a)
04/14/2032	5.315%	1,045,000	1,044,734
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	560,000	564,861
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,265,246
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	912,681
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,295,744
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,910,014
Total			9,993,280
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,084,814
Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,210,858
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,560,991
06/15/2033	5.375%	7,709,000	7,850,246
Total			10,622,095
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	296,060
04/24/2030	5.375%	962,000	949,572
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	192,039
Total			1,437,671
Mexico 0.3%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	2,797,000	2,695,576
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,396,824
04/30/2028	3.875%	420,000	400,286
10/31/2046	5.500%	2,303,000	1,966,840
07/31/2047	5.500%	5,582,000	4,751,393
Mexico Government International Bond
05/24/2031	2.659%	1,081,000	917,308
04/27/2032	4.750%	250,000	238,095
05/19/2033	4.875%	987,000	936,697
02/09/2035	6.350%	470,000	488,347
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	35,987
Petroleos Mexicanos
10/16/2025	6.875%	1,060,000	1,059,190
03/13/2027	6.500%	13,322,000	12,862,101
02/12/2028	5.350%	2,276,000	2,074,704
01/23/2029	6.500%	625,000	572,959
01/28/2031	5.950%	3,025,000	2,515,790
02/16/2032	6.700%	2,000,000	1,724,810
06/15/2035	6.625%	900,000	706,593
09/21/2047	6.750%	1,542,000	1,050,170
02/12/2048	6.350%	503,000	330,835
Total			36,724,505
Morocco 0.1%
OCP SA(a)
06/23/2031	3.750%	357,000	319,011
05/02/2034	6.750%	5,595,000	5,961,649
Total			6,280,660
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	776,437
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	611,549
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	712,950
08/11/2030	2.500%	600,000	488,880
Panama Government International Bond
03/16/2025	3.750%	200,000	197,697
01/23/2030	3.160%	657,000	570,879
03/01/2031	7.500%	1,300,000	1,388,786
09/29/2032	2.252%	200,000	150,326
01/19/2033	3.298%	250,000	202,874
01/31/2036	6.875%	1,200,000	1,229,388
03/01/2038	8.000%	1,720,000	1,894,259
Total			6,836,039
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	730,000	720,533
Peru 0.0%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	556,827
Peruvian Government International Bond
01/23/2031	2.783%	420,000	371,281
03/14/2037	6.550%	1,785,000	1,982,219
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,576,900
Total			4,487,227
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	800,000	716,578
01/15/2032	6.375%	400,000	440,875
10/23/2034	6.375%	275,000	309,410
Total			1,466,863
Qatar 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	933,272	982,769
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	207,830
02/14/2031	3.000%	2,100,000	1,802,363
01/30/2034	6.375%	1,532,000	1,572,303
05/25/2034	6.000%	5,488,000	5,510,100
Total			9,092,596
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
07/17/2054	5.750%	825,000	828,767
Saudi Government International Bond(a)
01/16/2054	5.750%	1,750,000	1,788,197
02/02/2061	3.450%	575,000	396,493
Total			3,013,457
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,465,264
09/26/2033	6.500%	2,800,000	2,923,381
06/12/2034	6.000%	9,915,000	10,052,861
Total			18,441,506
Foreign Government Obligations(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	950,000	948,885
08/10/2028	6.350%	1,739,000	1,737,746
08/10/2028	6.350%	213,000	212,847
08/10/2028	8.450%	3,439,000	3,571,378
08/10/2028	8.450%	451,000	468,360
Republic of South Africa Government International Bond
10/12/2028	4.300%	525,000	498,850
09/30/2029	4.850%	3,275,000	3,124,369
06/22/2030	5.875%	750,000	741,556
04/20/2032	5.875%	2,300,000	2,240,726
Total			13,544,717
Ukraine 0.0%
Ukraine Government International Bond(a),(m)
02/01/2029	1.750%	250,030	150,138
02/01/2030	0.000%	203,849	86,126
02/01/2034	0.000%	761,757	233,395
02/01/2034	1.750%	1,574,537	690,450
02/01/2035	1.750%	1,063,595	456,729
02/01/2036	0.000%	262,117	103,426
02/01/2036	1.750%	550,410	229,824
Ukraine Government International Bond(a),(g)
02/01/2035	0.000%	643,748	258,651
Total			2,208,739
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	338,813
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	202,000	214,766
Total			553,579
United States 0.1%
U.S. Treasury(d)
08/31/2031	3.750%	17,300,000	17,235,125
Total Foreign Government Obligations (Cost $215,069,787)			212,552,625

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,620,984
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,520,184
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,353,684
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	611,844
Total			11,106,696
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,425,658
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,525,000	3,919,646
Total			5,345,304
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,318,632
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,312,419
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,040,000	896,936
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	1,245,000	1,297,304
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,422,999
Total			6,929,658
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,179,003
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,777,833
Total			3,956,836
Total Municipal Bonds (Cost $35,497,760)			30,657,126

Residential Mortgage-Backed Securities - Agency 27.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,235,635	1,273,461
Federal Home Loan Mortgage Corp.
02/01/2025	8.000%	27	27
10/01/2028- 07/01/2032	7.000%	80,023	83,113
10/01/2031- 08/01/2054	6.000%	2,258,580	2,308,187
04/01/2033- 08/01/2053	5.500%	26,222,119	26,434,208
10/01/2039- 08/01/2053	5.000%	39,010,022	38,760,487
09/01/2040- 10/01/2052	4.000%	98,722,598	93,921,070
09/01/2040- 10/01/2052	4.500%	78,766,794	76,739,790
06/01/2043- 05/01/2052	3.500%	57,002,197	53,100,625
08/01/2046- 06/01/2052	3.000%	145,214,482	129,955,115
06/01/2050- 10/01/2052	2.500%	325,771,136	279,826,359
12/01/2050- 06/01/2052	2.000%	94,790,140	77,781,865
CMO Series 2060 Class Z
05/15/2028	6.500%	29,800	30,283
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2310 Class Z
04/15/2031	6.000%	29,838	30,537
CMO Series 2725 Class TA
12/15/2033	4.500%	1,399,485	1,403,030
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,317,077	2,451,806
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,967,101	2,062,618
CMO Series 3028 Class ZE
09/15/2035	5.500%	160,945	163,280
CMO Series 3032 Class PZ
09/15/2035	5.800%	388,409	405,758
CMO Series 3071 Class ZP
11/15/2035	5.500%	8,449,867	8,591,269
CMO Series 3121 Class EZ
03/15/2036	6.000%	80,259	84,708
CMO Series 3181 Class AZ
07/15/2036	6.500%	24,810	26,211
CMO Series 353 Class 300
12/15/2046	3.000%	4,801,282	4,293,445
CMO Series 3740 Class BA
10/15/2040	4.000%	1,020,082	999,068
CMO Series 3747 Class HY
10/15/2040	4.500%	2,729,685	2,745,666
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,659,001	4,659,021
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,375,606	2,376,321
CMO Series 3841 Class JZ
04/15/2041	5.000%	217,110	219,830
CMO Series 3888 Class ZG
07/15/2041	4.000%	457,049	447,739
CMO Series 3926 Class NY
09/15/2041	4.000%	390,087	383,800
CMO Series 3928 Class MB
09/15/2041	4.500%	732,989	726,371
CMO Series 3934 Class CB
10/15/2041	4.000%	2,471,929	2,418,142
CMO Series 3982 Class TZ
01/15/2042	4.000%	963,958	930,291
CMO Series 4027 Class AB
12/15/2040	4.000%	1,081,674	1,062,204
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,301,383	5,028,287
CMO Series 4057 Class ZL
06/15/2042	3.500%	5,757,453	5,445,984
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,875,271
CMO Series 4361 Class VB
02/15/2038	3.000%	807,670	801,717
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,428,791	11,626,941
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,199,860	4,090,389
CMO Series 4495 Class PA
09/15/2043	3.500%	100,576	98,666
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,865,046	2,663,839
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,040,334	9,170,477
CMO Series 4787 Class PY
05/15/2048	4.000%	985,586	940,916
CMO Series 4793 Class CD
06/15/2048	3.000%	828,478	747,480
CMO Series 4839 Class A
04/15/2051	4.000%	2,465,984	2,387,125
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,150,073	1,019,884
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	0.632%	10,253,816	978,183
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	1.182%	2,725,347	447,183
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	0.682%	3,779,585	334,158
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.482%	5,528,553	608,534
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	0.532%	7,037,813	807,806
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.582%	4,667,815	535,054
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	0.532%	2,954,827	314,945
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	0.632%	7,289,670	847,062
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	0.482%	11,949,328	1,383,398
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	0.582%	4,968,163	536,683
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	0.427%	1,311,814	128,870
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	1.182%	1,921,985	152,602
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	0.827%	4,468,605	361,773
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	0.482%	2,932,780	270,810
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	1.132%	4,724,427	284,699
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	0.082%	3,678,161	269,158
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	0.632%	5,966,267	510,368
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	0.632%	8,998,920	665,735
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	0.587%	14,683,375	2,120,210
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.582%	6,542,263	620,508
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	0.582%	4,115,532	479,801
Federal Home Loan Mortgage Corp.(q)
11/01/2051	3.000%	10,590,504	9,427,388
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	5.918%	43,585	43,512
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	5.868%	100,039	99,815
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	5.718%	45,543	45,379
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	5.668%	139,482	138,232
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	3.486%	267,638	287,186
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	3.784%	413,445	447,579
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	6.168%	371,631	372,627
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	6.500%	146,944	147,395
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	6.000%	443,832	437,790
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	16,672	16,075
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.618%	606,658	599,878
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	4.000%	5,666,409	5,432,168
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C21
01/15/2043	4.000%	9,134,993	1,458,838
CMO Series 303 Class C30
12/15/2042	4.500%	5,841,626	886,476
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C15
12/15/2046	3.500%	3,791,490	588,358
CMO Series 4146 Class IA
12/15/2032	3.500%	3,799,132	342,373
CMO Series 4186 Class IB
03/15/2033	3.000%	3,818,227	302,884
CMO Series 4627 Class PI
05/15/2044	3.500%	1,074,777	25,180
CMO Series 4698 Class BI
07/15/2047	5.000%	10,297,841	1,618,832
CMO Series 5048 Class HI
01/15/2042	4.500%	2,623,597	395,371
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	533,621
STRIPS
11/15/2052	4.000%	8,069,332	1,697,671
11/15/2052	4.500%	9,131,368	2,161,112
Federal Home Loan Mortgage Corp.(c),(e)
CMO Series 351 Class 213
02/15/2046	4.177%	266,220	46,657
CMO Series 364 Class 141
12/15/2046	2.752%	305,601	40,961
CMO Series 364 Class 151
12/15/2046	3.356%	298,771	45,305
CMO Series 364 Class 158
12/15/2046	3.767%	160,229	26,738
CMO Series 364 Class 167
12/15/2046	2.550%	287,144	32,866
CMO Series 364 Class C23
12/15/2046	2.935%	3,715,595	501,680
CMO Series 364 Class C24
12/15/2046	3.451%	2,099,234	331,895
CMO Series 364 Class C25
12/15/2046	3.984%	641,710	115,511
CMO Series 368 Class C15
01/25/2048	3.258%	4,046,057	560,223
CMO Series 5094 Class IO
12/15/2048	1.456%	12,825,594	1,012,111
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K051 Class X1
09/25/2025	0.623%	15,303,356	60,390
CMO Series K058 Class X1
08/25/2026	1.031%	2,262,053	32,081
CMO Series KW02 Class X1
12/25/2026	0.247%	7,222,942	15,623
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	0.532%	9,595,195	1,047,534
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	0.582%	24,572,051	3,105,639
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	0.732%	5,561,621	688,230
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	0.632%	36,203,846	5,343,199
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	0.587%	10,773,594	1,245,995
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,752,738	485,853
CMO Series 204864 Class IU
12/15/2048	4.500%	2,548,446	487,578
CMO Series 205012 Class MI
09/25/2050	4.000%	8,804,586	1,839,012
CMO Series 205038 Class ID
11/25/2050	3.500%	28,530,895	4,977,822
CMO Series 4257 Class IK
12/15/2042	4.000%	3,120,806	539,235
CMO Series 4999 Class IA
08/25/2050	4.500%	25,517,457	5,680,979
CMO Series 5043 Class IO
11/25/2050	5.000%	15,263,183	3,423,421
CMO Series 5058 Class NI
06/25/2050	3.000%	14,572,573	2,442,997
CMO Series 5079 Class DI
02/25/2051	6.500%	8,988,437	1,632,234
CMO Series 5081 Class PI
03/25/2051	3.000%	41,886,215	7,143,015
CMO Series 5088 Class IB
03/25/2051	2.500%	24,059,153	3,727,927
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5095 Class AI
04/25/2051	3.500%	20,079,298	3,678,212
CMO Series 5113 Class MI
06/25/2051	3.500%	17,117,315	3,322,805
CMO Series 5115 Class GI
09/25/2050	3.000%	10,304,687	1,728,103
CMO Series 5148 Class EI
10/25/2051	3.000%	43,354,055	7,248,208
CMO Series 5153 Class JI
10/25/2051	3.500%	7,939,449	1,416,603
CMO Series 5217 Class PI
04/25/2052	3.500%	5,194,359	532,109
CMO Series 5223 Class IM
02/25/2042	5.500%	8,975,328	1,483,224
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,087,060	1,093,921
CMO Series 4372 Class Z
08/15/2044	3.000%	2,839,927	2,594,116
CMO Series 4402 Class YB
10/15/2044	3.000%	2,333,623	2,118,196
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,315,315	6,101,489
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,218,053	974,846
CMO Series 4755 Class Z
02/15/2048	3.000%	1,218,053	1,065,226
CMO Series 5237 Class GA
09/25/2046	4.000%	2,068,707	2,010,340
Federal Home Loan Mortgage Corp. REMICS(c),(e)
CMO Series 5065 Class EI
11/25/2044	5.380%	1,257,184	271,946
Federal National Mortgage Association
02/01/2025- 08/01/2027	8.000%	3,308	3,341
03/01/2026- 03/01/2053	7.000%	1,131,734	1,175,956
04/01/2027- 06/01/2032	7.500%	15,983	16,372
05/01/2029- 03/01/2053	6.000%	33,100,227	33,820,271
03/01/2033- 09/01/2053	5.500%	105,630,900	106,394,060
09/01/2033- 10/01/2052	3.000%	260,085,120	232,020,369
10/01/2033- 12/01/2052	3.500%	95,364,060	88,703,624
02/01/2037- 06/01/2062	2.500%	314,240,495	270,700,552
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2039- 08/01/2053	5.000%	108,354,313	107,694,228
08/01/2040- 04/01/2052	2.000%	333,363,338	274,990,871
10/01/2040- 06/01/2056	4.500%	101,148,981	98,533,103
02/01/2041- 11/01/2052	4.000%	99,036,464	94,865,432
11/01/2050- 06/01/2051	1.500%	39,133,741	30,667,638
CMO Series 2003-22 Class Z
04/25/2033	6.000%	70,251	73,267
CMO Series 2003-33 Class PT
05/25/2033	4.500%	3,254	3,208
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	362,128	378,812
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,314,735	1,256,711
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,696,065	2,647,622
CMO Series 2011-53 Class WT
06/25/2041	4.500%	239,272	239,806
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,895,648
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	9,261,589	8,738,537
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	7,399,403	7,007,657
CMO Series 2012-94
09/25/2042	3.500%	8,402,080	7,932,827
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,372,221	1,337,990
CMO Series 2013-16 Class GD
03/25/2033	3.000%	424,387	420,683
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	37,771
CMO Series 2018-38 Class PA
06/25/2047	3.500%	389,431	375,609
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,428,864	2,165,826
CMO Series 2018-94D Class KD
12/25/2048	3.500%	628,394	581,514
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	3,059,246	2,913,223
CMO Series 98-17 Class Z
04/18/2028	6.500%	14,378	14,319
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	2.137%	851,951	103,879
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	1.127%	637,277	69,762
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	0.737%	2,116,864	238,763
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	0.787%	3,001,560	263,192
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	1.137%	2,699,889	349,571
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	0.787%	4,726,661	350,213
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	0.987%	1,185,909	123,158
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	1.077%	15,394,550	2,318,867
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	0.467%	3,899,805	353,845
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	1.237%	460,495	6,195
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	0.687%	3,566,898	394,595
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	0.487%	10,066,986	1,132,365
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	0.737%	2,957,700	236,764
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	0.687%	9,991,585	1,349,047
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	1.237%	2,523,790	466,047
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	0.637%	4,326,653	597,988
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	1.237%	2,566,526	190,464
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	0.637%	3,591,366	268,584
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	0.637%	1,625,167	145,400
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	0.637%	4,670,965	475,514
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	0.637%	16,288,224	1,263,909
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	0.787%	4,636,378	420,321
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	0.637%	6,452,470	440,033
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	0.637%	11,347,044	1,237,695
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.187%	2,812,145	202,774
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	0.687%	4,294,074	324,193
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	5,343,188	221,673
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	0.787%	3,594,908	352,193
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	0.737%	2,591,660	265,522
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	0.687%	10,882,240	898,430
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	0.637%	10,234,840	914,004
Federal National Mortgage Association(b)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	5.663%	174,551	173,013
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	1.408%	116,077	117,570
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	5.953%	8,556	8,517
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	6.400%	38,310	49,878
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	5.683%	189,053	246,433
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	0.000%	452,249	319,582
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	6.013%	86,688	86,254
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	5.963%	648,291	639,305
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	0.000%	310,600	226,842
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	23,079
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	3,118,925	294,447
CMO Series 2013-23 Class AI
03/25/2043	5.000%	4,191,951	687,921
CMO Series 2013-35 Class IB
04/25/2033	3.000%	4,457,112	381,995
CMO Series 2013-41 Class HI
02/25/2033	3.000%	4,753,243	271,800
CMO Series 2015-54 Class GI
07/25/2045	5.500%	19,776,976	3,055,260
CMO Series 2020-42 Class AI
06/25/2050	2.500%	17,214,081	1,837,173
CMO Series 2020-72 Class LI
12/25/2040	5.000%	4,595,668	960,153
CMO Series 20434 Class C24
06/25/2053	4.500%	30,142,892	6,651,967
CMO Series 385 Class 8
12/25/2037	5.500%	1,596,181	303,615
CMO Series 426 Class C58
03/25/2052	3.000%	34,840,340	5,890,279
CMO Series 427 Class C17
01/25/2035	3.000%	9,841,058	929,535
CMO Series 427 Class C57
02/25/2032	2.500%	54,287,526	3,378,524
STRIPS
01/25/2052	4.500%	2,403,139	602,396
Federal National Mortgage Association(c),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.112%	7,968,903	541,823
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,440,004	1,415,316
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,419,347	2,281,962
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,235,959	2,959,027
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	13,833,825	12,383,241
CMO Series 2018-11 Class BX
12/25/2047	4.000%	8,407,957	8,023,228
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,476,015	2,262,714
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,936,109	1,593,281
Federal National Mortgage Association REMICS(e)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	6,447,938	500,818
CMO Series 2015-86 Class MI
11/25/2045	5.500%	5,717,752	877,051
CMO Series 2017-54 Class ID
07/25/2047	4.000%	2,321,864	417,555
CMO Series 2020-47 Class DI
07/25/2050	4.000%	43,236,046	8,652,921
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,631,663	844,245
CMO Series 2020-99 Class IB
05/25/2050	3.500%	9,682,493	1,774,603
CMO Series 2021-1 Class IB
02/25/2061	3.500%	12,718,188	2,270,516
CMO Series 2021-74 Class LI
11/25/2051	3.500%	20,747,144	4,021,168
CMO Series 2021-94 Class AI
01/25/2052	3.000%	24,973,285	4,222,178
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	604,939
CMO Series 2022-5 Class LI
02/25/2052	3.000%	27,403,335	3,347,989
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	0.437%	9,140,911	1,033,257
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	0.587%	8,042,684	1,092,386
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	0.637%	14,217,724	1,880,040
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	0.737%	10,341,879	1,383,742
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	0.587%	35,047,758	4,015,849
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	0.982%	7,582,687	859,620
Freddie Mac REMICS(e)
CMO Series 5093 Class IV
12/25/2050	4.500%	8,604,623	1,910,707
CMO Series 5093 Class VI
12/25/2050	4.500%	14,717,144	3,224,953
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	5,813,722	5,839,413
05/20/2041- 05/20/2053	4.500%	11,064,166	10,803,172
02/15/2042- 03/20/2053	4.000%	30,996,450	29,545,715
10/20/2045- 05/20/2050	3.500%	31,369,300	29,454,421
12/20/2046- 06/20/2052	3.000%	92,105,761	83,448,565
10/20/2049- 04/20/2052	2.500%	39,128,149	34,225,849
01/20/2051- 02/20/2051	2.000%	11,342,624	9,558,249
01/20/2053- 04/20/2053	5.500%	39,796,157	40,084,260
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,732,036	1,791,790
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,176,603	1,200,550
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,453,569	1,458,652
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,590,177	1,608,684
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,623,809	1,592,979
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,496,708	1,458,308
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,327,346	3,273,345
CMO Series 2014-3 Class EP
02/16/2043	2.750%	4,248,771	4,020,205
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	815,007
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,510,322	3,595,400
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,360,562	1,252,634
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,206,253	3,990,044
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	709,214
CMO Series 2024-97 Class IO
02/20/2053	5.000%	34,746,430	7,846,821
Government National Mortgage Association(q)
11/20/2049- 04/20/2051	2.500%	15,076,108	13,199,788
Government National Mortgage Association(b)
1-year CMT + 1.140% 03/20/2066	6.310%	32,909	33,044
1-year CMT + 0.778% 04/20/2066	5.935%	132,660	132,631
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	6.959%	426,013	569,339
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	6.010%	140,069	139,870
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	5.796%	41,400	41,335
CMO Series 2011-114 Class KF
1-month Term SOFR + 0.564% Floor 0.450%, Cap 6.500% 03/20/2041	5.900%	12,194	12,189
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	6.006%	26,891	26,506
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	6.146%	1,711	1,706
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	6.096%	1,525	1,520
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	6.146%	27,048	26,895
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	5.786%	56,650	56,391
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.857%	1,849	1,824
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	5.846%	397,802	394,495
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	5.916%	187,161	186,527
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	5.996%	34,081	34,032
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	5.946%	22,033	21,981
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	6.046%	240,325	240,131
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	6.046%	17,798	17,776
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	6.096%	454,937	454,768
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	5.746%	1,085,492	1,079,540
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	5.896%	231,769	231,931
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	5.846%	899,247	895,775
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	5.846%	1,387,304	1,378,905
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	6.500%	3,160,951	3,159,956
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614% Floor 0.500%, Cap 99.000% 01/20/2072	5.853%	9,154,240	9,099,154
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	5.803%	3,238,907	3,221,056
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	6.053%	2,754,708	2,738,940
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	6.393%	2,230,153	2,238,135
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	6.500%	5,534,825	5,533,687
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.000%	5,960,983	348,611
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	0.497%	3,808,661	347,806
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	1.150%	1,853,357	181,785
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	0.250%	2,561,111	294,286
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	0.750%	7,831,208	1,142,749
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	0.650%	10,660,612	934,106
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.650%	8,311,553	983,405
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.600%	13,523,836	1,526,126
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	0.650%	6,977,029	627,742
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	0.150%	3,267,659	219,871
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.800%	2,417,750	347,450
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.850%	18,886,219	2,666,117
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.135%	1,329	1,445
CMO Series 2017-H04 Class DA
12/20/2066	4.365%	364	360
Series 2003-72 Class Z
11/16/2045	5.422%	238,424	238,831
Government National Mortgage Association(e)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,809,466	547,048
CMO Series 2016-88 Class PI
07/20/2046	4.000%	5,298,197	917,741
CMO Series 2016-89 Class HI
07/20/2046	3.500%	2,001,660	339,205
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,553,858	612,942
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,521,498	382,252
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,019,789	151,714
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,629,796	286,278
CMO Series 2019-110 Class PI
09/20/2049	3.500%	20,254,933	3,720,446
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,936,105	1,036,585
CMO Series 2020-129 Class GI
09/20/2050	3.000%	24,932,590	4,194,706
CMO Series 2020-134 Class AI
09/20/2050	3.000%	8,865,373	1,406,708
CMO Series 2020-34 Class IO
12/20/2039	5.000%	7,493,815	1,395,067
CMO Series 2021-57 Class IA
12/20/2050	2.500%	3,052,226	411,969
CMO Series 2021-7 Class BI
01/20/2051	2.000%	39,131,143	4,545,912
CMO Series 2021-7 Class QI
01/20/2051	2.500%	7,679,903	1,095,824
CMO Series 2021-81 Class IM
05/20/2051	3.500%	3,512,414	663,431
CMO Series 2022-125 Class PI
07/20/2052	5.000%	9,839,263	1,851,107
CMO Series 2023-70 Class JI
06/20/2052	5.500%	2,456,183	468,927
Government National Mortgage Association(c),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.403%	9,691,178	184,846
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-H05 Class AI
02/20/2064	1.462%	3,721,963	127,898
CMO Series 2014-H14 Class BI
06/20/2064	1.646%	4,172,176	107,788
CMO Series 2014-H15 Class HI
05/20/2064	1.413%	1,601,142	68,146
CMO Series 2014-H20 Class HI
10/20/2064	1.359%	608,872	37,031
CMO Series 2015-163 Class IO
12/16/2057	0.735%	1,550,426	55,785
CMO Series 2015-189 Class IG
01/16/2057	0.607%	5,934,209	165,091
CMO Series 2015-30 Class IO
07/16/2056	0.691%	2,426,024	88,787
CMO Series 2015-32 Class IO
09/16/2049	0.575%	3,570,700	76,511
CMO Series 2015-73 Class IO
11/16/2055	0.440%	1,270,579	17,644
CMO Series 2015-9 Class IO
02/16/2049	0.514%	6,320,511	114,068
CMO Series 2015-H22 Class BI
09/20/2065	1.791%	1,259,786	46,995
CMO Series 2016-72 Class IO
12/16/2055	0.761%	6,477,951	198,110
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,901,159	408,937
CMO Series 2020-32 Class IA
03/16/2047	4.002%	8,718,177	1,588,953
CMO Series 2021-33 Class IO
10/16/2062	0.842%	7,686,640	493,462
CMO Series 2021-40 Class IO
02/16/2063	0.821%	6,693,123	414,505
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	10,604,582	58,974
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,538,877	11,803
Government National Mortgage Association TBA(d)
09/23/2054	2.000%	20,000,000	16,848,101
09/23/2054	2.500%	54,800,000	47,908,303
09/23/2054	4.500%	58,175,000	56,986,503
09/23/2054	5.500%	37,775,000	38,022,704
09/23/2054	6.000%	9,800,000	9,944,707
10/21/2054	5.000%	54,440,000	54,307,090
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,779,380	3,504,245
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(d)
09/16/2054	2.000%	85,900,000	70,282,203
09/16/2054	2.500%	31,000,000	26,432,975
09/16/2054	3.000%	51,300,000	45,505,734
09/16/2054	3.500%	111,050,000	102,230,343
09/16/2054	4.000%	135,250,000	128,333,633
09/16/2054	4.500%	83,075,000	80,810,527
09/16/2054- 10/15/2054	5.000%	18,325,000	18,193,958
09/16/2054- 10/15/2054	5.500%	37,425,000	37,679,121
10/15/2054	6.000%	21,701,000	22,098,499
10/15/2054	6.500%	3,690,000	3,797,728
Total Residential Mortgage-Backed Securities - Agency (Cost $3,687,283,586)			3,612,923,854

Residential Mortgage-Backed Securities - Non-Agency(r) 3.7%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	5.872%	6,877,326	6,268,296
Ajax Mortgage Loan Trust(a),(m)
CMO Series 2019-F Class A1
07/25/2059	2.860%	3,617,320	3,461,862
Angel Oak Mortgage Trust(a),(m)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	15,422,773	15,261,198
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	809,831
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	258,329	216,010
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	285,139	254,859
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	5.199%	601,387	535,955
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	5.870%	1,190,260	1,075,947
Bayview MSR Opportunity Master Fund Trust(a),(c)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.488%	937,147	804,533
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.400%	1,415,909	1,156,048
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	6.898%	2,200,000	2,193,383
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	9.046%	2,500,000	2,566,663
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	5.614%	1,081,437	1,044,687
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	5.704%	9,300,000	7,509,413
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	1,933,012	1,932,408
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,222,037	1,089,705
Chase Mortgage Finance Corp.(a),(c)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.886%	895,643	798,295
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	171,240	157,336
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,171,122	4,609,606
CIM Trust(a),(c)
CMO Series 2019-J2 Class B1
10/25/2049	3.766%	792,393	713,872
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,012,439
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,452,193	3,076,217
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	4,347,458	3,900,130
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	6,274,321	5,664,015
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	5,027,995	4,955,436
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	11,209,132	10,787,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	9,652,232	9,077,425
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,967,013	2,922,118
CIM Trust(a),(m)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	3,315,243	3,308,295
CMO Series 2023-NR2 Class A1
06/25/2062	6.000%	5,142,771	5,082,016
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	174,707	175,745
Citigroup Mortgage Loan Trust(a),(m)
CMO Series 2022-A Class A1
09/25/2062	6.170%	2,004,855	2,006,846
Citigroup Mortgage Loan Trust, Inc.(a),(c)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	454,883	376,270
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	8.599%	1,000,000	1,039,269
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	9.113%	1,500,000	1,585,515
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR + 3.764% 02/25/2040	9.113%	3,500,000	3,703,712
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	9.999%	2,700,000	2,926,031
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	9.099%	3,750,000	4,010,307
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	7.149%	1,500,000	1,508,015
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	7.549%	3,400,000	3,408,196
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	6.449%	5,750,383	5,751,075
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	9.563%	1,365,002	1,423,789
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	8.463%	5,250,000	5,381,361
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	9.849%	1,000,000	1,056,213
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	10.599%	750,000	809,682
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	8.149%	1,000,000	1,013,983
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2007-HY5 Class 1A1
09/25/2047	5.262%	285,631	223,734
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.753%	7,174,821	5,865,956
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	5,838,532	5,640,972
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,180,579	1,176,239
Credit Suisse Mortgage Trust(a),(m)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	2,914,421	2,909,873
Credit-Based Asset Servicing & Securitization LLC(m)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.190%	3,279,369	937,187
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,534,951	4,372,997
CMO Series 2020-RPL6 Class A1
03/25/2059	3.434%	2,209,106	2,266,537
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	6,944,948	5,841,917
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	11,632,869	10,478,778
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-RPL4 Class A1
04/25/2062	3.905%	2,395,181	2,296,828
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	296,613	237,839
CSMCM Trust Certificates(a),(c)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,321,646	1,198,539
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,539,557
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,855,000	1,834,201
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	6.036%	1,039,206	927,546
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	5.656%	1,741,654	1,173,072
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210% 12/25/2037	3.553%	1,115,013	1,009,929
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	3.993%	3,103,026	1,477,857
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.459%	197,242	84,628
Flagstar Mortgage Trust(a),(c)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.424%	851,732	798,266
Subordinated CMO Series 2019-2 Class B1
12/25/2049	3.995%	838,099	760,145
Subordinated CMO Series 2019-2 Class B2
12/25/2049	3.995%	896,362	812,478
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,216,461	986,207
Freddie Mac Seasoned Credit Risk Transfer Trust(c)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	5,572,519	5,325,146
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	9.099%	4,500,000	4,716,192
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.999%	781,718	786,458
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	6.849%	11,743,726	11,789,818
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	8.349%	6,500,000	7,121,831
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	7.449%	2,410,000	2,425,402
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	7.699%	3,000,000	3,033,028
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.849%	4,875,000	4,971,804
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.249%	4,140,000	4,286,118
CMO Series 2022-DNA3 Class M2
30-day Average SOFR + 4.350% 04/25/2042	9.699%	5,500,000	5,862,829
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	10.699%	1,500,000	1,630,784
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	8.749%	2,000,000	2,067,248
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	7.149%	960,000	970,161
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	8.699%	620,000	637,644
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	11.099%	6,000,000	6,685,183
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.749%	5,000,000	5,119,314
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.349%	1,805,000	2,024,220
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	8.999%	710,000	738,265
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.099%	2,000,000	2,109,578
Galton Funding Mortgage Trust(a),(c)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,553,416	1,478,043
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	453,292	439,128
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	872,360	837,775
GCAT LLC(a),(m)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	4,783,081	4,707,116
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.248%	809,731	814,319
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	10,726	10,049
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	768,812	677,637
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	2,137,611	2,152,976
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.379%	963,913	790,068
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	6.935%	5,250,669	5,278,913
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	6.262%	742,623	700,569
GSR Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.397%	909,188	603,320
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.856%	5,208,397	4,090,109
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	5.952%	2,055,770	1,945,437
JPMorgan Mortgage Trust(a),(c)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	845,154	752,887
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	123,878	110,969
CMO Series 2019-1 Class A3
05/25/2049	4.000%	210,779	198,493
CMO Series 2019-2 Class A3
08/25/2049	4.000%	63,331	60,015
CMO Series 2019-5 Class A3
11/25/2049	4.000%	153,939	144,680
CMO Series 2019-8 Class A15
03/25/2050	3.500%	119,527	107,057
CMO Series 2019-HYB1 Class B1
10/25/2049	4.946%	928,005	896,120
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	111,841	103,432
CMO Series 2019-LTV3 Class B3
03/25/2050	4.357%	1,534,992	1,412,973
CMO Series 2020-1 Class A15
06/25/2050	3.500%	388,610	345,173
CMO Series 2020-2 Class A15
07/25/2050	3.500%	249,661	222,765
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-5 Class A15
12/25/2050	3.000%	182,808	157,348
CMO Series 2020-5 Class B1
12/25/2050	3.572%	906,933	794,370
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,180,406	7,638,743
CMO Series 2024-1 Class A9
06/25/2054	6.000%	1,330,148	1,329,732
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.449%	376,378	339,803
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.769%	1,120,105	1,026,647
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.778%	490,908	443,940
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.033%	1,035,708	948,573
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.033%	863,090	788,304
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.439%	2,028,589	1,903,775
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.265%	897,222	833,080
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.421%	1,799,093	1,590,808
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.575%	1,248,988	1,186,651
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.686%	1,027,680	984,464
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.686%	856,400	813,635
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.501%	1,791,963	1,567,725
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.151%	1,407,540	1,168,078
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.476%	989,121	981,331
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.330%	1,973,186	1,958,904
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	6.214%	420,619	406,437
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	7.053%	443,042	446,268
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	6.951%	497,554	500,679
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	6.536%	917,425	917,887
JPMorgan Mortgage Trust(a)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	1,091,922	1,095,279
JPMorgan Trust(a),(c)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.588%	354,431	331,308
Legacy Mortgage Asset Trust(a),(m)
CMO Series 2019-PR1 Class A1
09/25/2059	7.858%	4,699,931	4,727,881
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	870,030	877,999
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	194,260	192,903
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-SL1 Class A
09/25/2060	4.991%	245,125	244,902
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	4.469%	205,058	202,789
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	5.912%	1,011,049	890,560
LHOME Mortgage Trust(a),(m)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,018,257
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.122%	1,300,000	1,295,117
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	5.692%	3,177,335	2,243,611
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	3.725%	28,411,981	9,940,494
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	298,966	296,554
Mello Mortgage Capital Acceptance Trust(a),(c)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.960%	1,885,361	1,507,183
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	6.072%	15,072,615	6,012,805
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	5.912%	349,021	340,421
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	6.142%	688,028	679,454
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.399%	118,534	118,621
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.349%	2,250,000	2,269,683
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	8.247%	2,200,000	2,226,600
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	8.697%	2,000,000	2,029,312
OBX Trust(a),(c)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	32,063	31,142
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	80,854	76,214
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	6.142%		11,526,000	11,172,136
PMT Issuer Trust(a),(b)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	8.028%		10,000,000	9,969,823
Preston Ridge Partners Mortgage Trust(a),(m)
CMO Series 2022-4 Class A1
08/25/2027	5.000%		2,664,656	2,628,553
PRET Trust(a),(c),(i),(k)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%		3,800,000	3,603,160
Pretium Mortgage Credit Partners LLC(a),(m)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%		4,758,741	4,684,515
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%		7,142,007	7,035,896
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%		13,780,000	13,291,493
PRPM LLC(a),(m)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%		1,217,730	1,172,691
PRPM Trust(a),(m)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%		9,440,994	9,542,063
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	8.048%		1,931,754	1,939,273
RALI Trust(c)
CMO Series 2005-QA4 Class A41
04/25/2035	4.572%		2,798	2,781
RALI Trust(c),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.484%		16,585,456	286,187
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.156%		18,828,860	93,683
Rathlin Residential(a),(b)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	5.608%	EUR	1,601,138	1,762,832
RCKT Mortgage Trust(a),(c)
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.883%		3,463,150	2,963,569
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RFMSI Trust(c)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.787%	503,715	274,486
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.559%	131,585	108,486
Seasoned Credit Risk Transfer Trust(m)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	15,922,046	14,210,517
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	2,126,246	2,064,466
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	999,507	885,156
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	336,661	296,001
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	227,002	198,158
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	906,750	799,245
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	166,661	146,807
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	67,911	59,725
Sequoia Mortgage Trust(a),(c)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	131,957	117,862
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	18,162	17,897
CMO Series 2021-5 Class A19
07/25/2051	2.500%	618,498	507,265
CMO Series 2024-3 Class A19
04/25/2054	6.000%	3,637,428	3,631,745
CMO Series 2024-4 Class A19
05/25/2054	6.000%	1,391,321	1,389,148
CMO Series 2024-8 Class A20
09/25/2054	5.500%	1,000,000	987,031
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.162%	1,048,253	985,556
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.248%	1,678,636	1,585,903
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.318%	953,580	827,635
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.211%	1,352,930	1,339,048
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,927,947	4,204,568
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-20 Class 1A2
01/25/2035	5.266%	301,677	281,853
CMO Series 2006-5 Class 1A1
06/25/2036	5.142%	573,165	523,461
Toorak Mortgage Corp., Ltd.(a),(m)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	5,123,535	5,083,206
Towd Point HE Trust(a)
CMO Series 2023-1 Class A1A
02/25/2063	6.875%	752,421	754,069
Verus Securitization Trust(a),(m)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,602,219	1,628,006
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.264% Floor 0.150% 01/25/2037	3.706%	3,133,948	1,458,192
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR8 Class A
08/25/2033	6.305%	162,450	155,519
CMO Series 2004-AR4 Class A6
06/25/2034	6.234%	1,384,664	1,335,278
CMO Series 2004-AR7 Class A6
07/25/2034	6.190%	604,063	569,047
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.170%	2,069,925	1,760,004
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.821%	357,967	287,948
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	6.032%	497,333	493,791
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	5.932%	1,599,819	1,471,878
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	6.012%	390,722	392,122
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	6.032%	387,558	383,902
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	6.063%	1,031,706	954,325
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	6.103%	315,599	289,235
Wells Fargo Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-1 Class A1
11/25/2048	3.924%	28,417	27,092
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.655%	1,004,915	891,503
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.374%	1,824,569	1,583,161
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $505,075,452)			487,939,022

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(t)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	8.085%	823,395	826,589
Automotive 0.0%
First Brands Group LLC(b),(q),(t)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	149,425	147,417
Tenneco, Inc.(b),(t)
Tranche A 1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	9.979%	1,155,066	1,100,824
Total			1,248,241
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	9.085%	709,045	703,324
Hudson River Trading LLC(b),(t)
Term Loan
3-month Term SOFR + 3.000% 03/20/2028	8.319%	1,139,129	1,137,386
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jane Street Group LLC(b),(t)
Term Loan
1-month Term SOFR + 2.500% 01/26/2028	7.861%	537,316	537,552
Total			2,378,262
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(t)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.082%	238,722	238,490
CSC Holdings LLC(b),(t)
Term Loan
1-month Term SOFR + 2.500% 04/15/2027	7.951%	415,394	349,138
1-month Term SOFR + 4.500% 01/18/2028	9.837%	1,908,213	1,817,574
Virgin Media Bristol LLC(b),(t)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.951%	1,250,000	1,205,725
Tranche Y Term Loan
6-month Term SOFR + 3.250% 03/31/2031	8.656%	350,000	335,027
Total			3,945,954
Chemicals 0.0%
Chemours Co. (The)(b),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.747%	649,872	648,247
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.111%	63,616	60,793
Amentum Government Services Holdings LLC(b),(t)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.361%	305,713	305,713
Arches Buyer, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.597%	252,828	243,585
Delivery Hero SE(b),(q),(t)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	10.324%	220,690	220,507
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(b),(k),(t)
Term Loan
3-month Term SOFR + 1.750% 02/13/2027	7.244%	108,063	107,928
Pre-Paid Legal Services, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/15/2028	9.111%	258,784	258,711
Spin Holdco, Inc.(b),(t)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.600%	718,138	607,903
TruGreen LP(b),(k),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.347%	283,117	274,624
Total			2,079,764
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 07/31/2028	8.843%	221,528	221,736
SWF Holdings I Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.361%	25,000	18,764
Total			240,500
Electric 0.0%
Edgewater Generation LLC(b),(t)
Term Loan
1-month Term SOFR + 4.250% 08/01/2030	9.497%	184,490	186,026
Lackawanna Energy Center LLC(b),(q),(t)
Tranche B2 Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 08/06/2029	10.352%	90,706	91,386
Tranche C Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 08/06/2029	10.352%	19,771	19,919
South Field Energy(b),(q),(t)
Term Loan
3-month Term SOFR + 3.750% 08/15/2031	9.002%	9,003	9,015
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
1-month Term SOFR + 3.750% 08/15/2031	9.002%	146,792	146,976
Vistra Operations Co. LLC(b),(t)
Term Loan
1-month Term SOFR + 2.000% 12/20/2030	7.247%	110,087	110,343
Total			563,665
Environmental 0.0%
Clean Harbors, Inc.(b),(t)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	7.111%	645,628	647,913
Patriot Container Corp./Wastequip(b),(t)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 03/20/2025	9.097%	125,403	122,487
Total			770,400
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(t)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.311%	569,836	571,796
Food and Beverage 0.0%
BrewCo Borrower LLC(b),(t)
Term Loan
3-month Term SOFR + 6.250% 04/05/2028	11.551%	140,932	132,476
3-month Term SOFR + 5.000% Floor 0.750% 04/05/2028	10.563%	547,551	359,331
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	9.063%	338,544	284,377
Naked Juice LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.685%	1,533,345	1,323,874
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.435%	251,405	184,941
Triton Water Holdings, Inc.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.846%	267,275	267,093
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(b),(t)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.997%	574,757	576,194
Total			3,128,286
Gaming 0.0%
Churchill Downs, Inc.(b),(k),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 03/17/2028	7.347%	98,725	98,725
Health Care 0.1%
Bausch & Lomb Corp.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.661%	183,219	180,522
Bausch & Lomb Corp. (b),(t)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	9.247%	441,334	436,370
Catalent Pharma Solutions, Inc.(b),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 02/22/2028	7.426%	680,891	679,828
Gainwell Acquisition Corp.(b),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	9.435%	731,061	661,303
Medline Borrower LP(b),(t)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	7.997%	445,216	446,088
Modivare, Inc.(b),(t)
Tranche B Term Loan
3-month Term SOFR + 4.750% 07/01/2031	10.082%	1,531,376	1,491,177
NATL Seating & Mobility(b),(q),(t)
Tranche B Term Loan
3-month Term SOFR + 5.250% 05/14/2029	10.594%	188,798	188,641
Star Parent, Inc.(b),(t)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	9.085%	361,985	359,434
Total			4,443,363
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Showtime Acquisition LLC(b),(t)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	9.846%	593,267	590,301
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.111%	530,901	530,848
Total			1,121,149
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b),(t)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	7.026%	127,852	127,997
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(t)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	12.775%	147,325	134,171
Diamond Sports Group LLC(n),(t)
2nd Lien Term Loan
08/24/2026	10.628%	4,770,042	59,625
Diamond Sports Group LLC (t),(u)
Debtor In Possession Term Loan
12/02/2024	5.000%	803,545	1,024,520
Magnite, Inc.(b),(t)
Term Loan
1-month Term SOFR + 4.500% 02/06/2031	9.747%	148,407	149,242
MH Sub I LLC/Micro Holding Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.497%	273,885	273,014
Research Now Group LLC(b),(t)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	10.380%	123,914	124,534
3-month Term SOFR + 5.500% Floor 1.000% 10/15/2028	10.880%	197,064	184,354
StubHub Holdco Sub LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.997%	200,192	199,275
Total			2,148,735
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Trans Union LLC(b),(t)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.247%	322,026	322,171
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.997%	176,685	176,685
Total			498,856
Other Industry 0.0%
Alliance Laundry Systems LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/19/2031	8.842%	395,523	396,441
Artera Services LLC(b),(t)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.835%	368,900	365,096
Total			761,537
Packaging 0.0%
Berry Global, Inc. (b),(t)
Tranche AA Term Loan
3-month Term SOFR + 1.750% 07/01/2029	7.316%	2,207,765	2,214,477
Paper 0.0%
Mativ Holdings, Inc.(b),(k),(t)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	7.847%	164,515	162,458
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.(b),(t)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.192%	1,346,016	1,344,172
Grifols Worldwide Operations Ltd.(b),(t)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	7.402%	612,116	601,184
Jazz Pharmaceuticals, Inc.(b),(t)
Tranche B-2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	7.497%	1,186,989	1,187,488
Total			3,132,844
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Acrisure LLC(b),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 02/16/2027	8.344%	1,034,716	1,030,257
AmWINS Group, Inc.(b),(t)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	7.611%	1,617,859	1,619,882
Asurion LLC(b),(t)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.611%	889,341	884,948
Hub International Ltd.(b),(t)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	8.255%	373,313	373,469
Total			3,908,556
Restaurants 0.0%
1011778 BC ULC(b),(t)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.997%	588,697	583,640
KFC Holding Co./Yum! Brands(b),(t)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	7.206%	361,645	362,188
Total			945,828
Retailers 0.0%
Hanesbrands, Inc.(b),(k),(t)
Term Loan
1-month Term SOFR + 2.000% 11/19/2026	7.347%	394,808	388,886
Michaels Companies, Inc. (The)(b),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	9.846%	1,940,000	1,584,941
Peer Holding III BV(b),(q),(t)
Term Loan
3-month Term SOFR + 3.000% 07/01/2031	8.347%	644,019	645,629
Total			2,619,456
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
athenahealth Group, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.497%	1,137,419	1,127,671
Boost Newco Borrower LLC(b),(t)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.748%	182,422	182,552
Boxer Parent Co., Inc.(b),(t)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	9.005%	544,214	542,516
Central Parent LLC(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	8.585%	410,000	406,003
Coherent Corp.(b),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.747%	146,783	147,077
CommScope, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.250% 04/06/2026	8.611%	1,030,107	977,746
DTI Holdco, Inc.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	9.997%	86,421	86,619
EagleView Technology Corp.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	9.097%	1,442,625	1,369,210
Gen Digital, Inc.(b),(t)
Tranche A Term Loan
1-month Term SOFR + 1.500% 09/10/2027	6.847%	574,468	573,463
Iron Mountain Information Management LLC(b),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 01/31/2031	7.247%	530,292	528,801
Nielsen Consumer, Inc.(b),(q),(t)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.997%	183,957	182,693
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(b),(q),(t)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.097%	569,223	556,416
RealPage, Inc.(b),(q),(t)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/24/2028	8.361%	221,003	211,610
Renaissance Holding Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/05/2030	9.497%	324,163	323,904
Xerox Corp.(b),(t)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 11/17/2029	9.247%	457,782	453,776
Total			7,670,057
Wireless 0.0%
Altice France SA(b),(t)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.801%	346,670	262,749
Digicel International Finance Ltd.(b),(t)
1st Lien Term Loan
3-month Term SOFR + 5.250% 05/25/2027	10.502%	2,642,362	2,588,405
SBA Senior Finance II LLC(b),(t)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.250%	702,265	702,953
Total			3,554,107
Wirelines 0.0%
Level 3 Financing, Inc.(b),(t)
Tranche B2 Term Loan
1-month Term SOFR + 6.560% Floor 2.000% 04/15/2030	11.838%	210,768	211,611
Level 3 Financing, Inc. (b),(t)
Tranche B1 Term Loan
1-month Term SOFR + 6.560% 04/15/2029	11.838%	209,232	210,366
Telenet Financing USD LLC(b),(t)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	7.453%	265,856	258,213
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(t)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	8.361%	1,613,487	1,486,764
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	9.497%	300,418	278,511
Total			2,445,465
Total Senior Loans (Cost $54,121,711)			52,255,314

Treasury Bills 0.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Bills(v)
11/07/2024	4.840%	10,000,000	9,909,386
Total Treasury Bills (Cost $9,902,675)			9,909,386

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	295,000	234,689
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	9,066,000	7,290,575
04/15/2030	0.000%	425,000	338,976
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	2,700,000	2,132,920
Tennessee Valley Authority Principal STRIP(g)
09/15/2024	0.000%	445,000	443,910
Total U.S. Government & Agency Obligations (Cost $10,841,091)			10,441,070

U.S. Treasury Obligations 17.3%

U.S. Treasury
07/31/2026	4.375%	71,430,000	71,968,515
08/15/2027	3.750%	130,028,000	129,875,624
11/30/2028	4.375%	6,600,000	6,759,328
01/31/2029	4.000%	87,640,000	88,536,941
02/28/2029	4.250%	39,165,000	39,997,256
03/31/2029	4.125%	66,040,000	67,087,353
04/30/2029	4.625%	50,585,000	52,477,986
07/31/2029	4.000%	243,775,000	246,669,828
12/31/2029	3.875%	41,850,000	42,059,250
05/15/2032	2.875%	13,740,000	12,855,487
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2034	4.375%	52,095,000	53,983,444
08/15/2034	3.875%	144,066,500	143,503,740
11/15/2040	1.375%	4,020,000	2,668,903
08/15/2041	1.750%	80,675,000	56,056,519
02/15/2042	2.375%	36,740,000	28,060,175
05/15/2042	3.250%	52,060,000	45,349,141
11/15/2042	2.750%	32,165,000	25,837,541
05/15/2043	3.875%	19,435,000	18,347,855
08/15/2043	4.375%	29,925,000	30,214,898
11/15/2043	4.750%	38,090,000	40,375,400
02/15/2044	4.500%	12,145,000	12,448,625
05/15/2044	4.625%	88,135,000	91,784,340
08/15/2049	2.250%	7,360,000	5,009,400
11/15/2049	2.375%	18,855,000	13,169,039
05/15/2050	1.250%	6,315,000	3,317,348
11/15/2050	1.625%	78,865,000	45,593,828
08/15/2053	4.125%	24,920,000	24,468,325
11/15/2053	4.750%	8,130,000	8,851,537
02/15/2054	4.250%	35,695,000	35,817,702
05/15/2054	4.625%	70,771,100	75,603,439
08/15/2054	4.250%	159,275,000	160,146,035
U.S. Treasury(d)
08/31/2026	3.750%	98,470,000	98,139,203
08/31/2029	3.625%	136,375,000	135,810,323
U.S. Treasury(v)
05/15/2041	2.250%	51,100,000	38,828,016
11/15/2041	2.000%	68,115,000	49,138,587
08/15/2043	3.625%	4,995,000	4,539,206
02/15/2049	3.000%	120,880,000	96,175,150
U.S. Treasury(q)
08/15/2044	4.125%	164,422,000	160,446,327
U.S. Treasury(g)
STRIPS
08/15/2040	0.000%	12,000,000	5,936,719
11/15/2040	0.000%	3,590,000	1,753,491
02/15/2041	0.000%	8,725,000	4,217,651
05/15/2041	0.000%	7,485,000	3,557,422
08/15/2041	0.000%	6,400,000	3,008,250
11/15/2041	0.000%	5,230,000	2,418,875
05/15/2042	0.000%	5,400,000	2,428,523
08/15/2042	0.000%	23,610,000	10,474,171
11/15/2042	0.000%	970,000	424,792
11/15/2043	0.000%	6,314,000	2,639,795
02/15/2044	0.000%	980,000	404,748
05/15/2044	0.000%	1,165,000	474,874
08/15/2044	0.000%	1,255,000	505,236
02/15/2045	0.000%	8,770,000	3,611,459
02/15/2045	0.000%	695,000	274,688
11/15/2045	0.000%	1,610,000	614,378
08/15/2048	0.000%	1,910,000	646,043
02/15/2049	0.000%	2,000,000	662,344
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(g),(v)
STRIPS
05/15/2043	0.000%	17,045,000	7,291,398
Total U.S. Treasury Obligations (Cost $2,374,024,682)			2,313,316,471

Money Market Funds 8.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(w),(x)	1,187,791,928	1,187,554,370
Total Money Market Funds (Cost $1,187,510,076)		1,187,554,370
Total Investments in Securities (Cost: $14,636,704,902)		14,372,851,932
Other Assets & Liabilities, Net		(1,023,821,025)
Net Assets		13,349,030,907
At August 31, 2024, securities and/or cash totaling $52,891,866 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	310	12/2024	USD	38,168,750	—	(480,783)
U.S. Long Bond	1,094	12/2024	USD	134,698,750	—	(1,718,035)
U.S. Treasury 10-Year Note	337	12/2024	USD	38,270,563	—	(64,588)
U.S. Treasury 10-Year Note	1,182	12/2024	USD	134,230,875	—	(743,996)
U.S. Treasury 2-Year Note	1,616	12/2024	USD	335,395,752	97,933	—
U.S. Treasury 2-Year Note	1,719	12/2024	USD	356,773,080	—	(115,384)
U.S. Treasury 2-Year Note	3,098	12/2024	USD	642,980,222	—	(754,167)
U.S. Treasury 5-Year Note	740	12/2024	USD	80,954,844	—	(147,784)
U.S. Treasury 5-Year Note	1,625	12/2024	USD	177,772,462	—	(227,878)
U.S. Treasury Ultra 10-Year Note	645	12/2024	USD	75,747,188	—	(338,716)
U.S. Treasury Ultra 10-Year Note	1,030	12/2024	USD	120,960,625	—	(895,506)
U.S. Treasury Ultra Bond	463	12/2024	USD	61,087,063	—	(673,255)
U.S. Treasury Ultra Bond	862	12/2024	USD	113,730,125	—	(1,395,934)
U.S. Treasury Ultra Bond	1,294	12/2024	USD	170,727,125	—	(2,768,054)
Total					97,933	(10,324,080)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(91)	12/2024	USD	(11,204,375)	109,561	—
U.S. Treasury 2-Year Note	(1,590)	12/2024	USD	(329,999,533)	394,029	—
U.S. Treasury 5-Year Note	(1,207)	12/2024	USD	(132,043,915)	488,026	—
U.S. Treasury Ultra 10-Year Note	(139)	12/2024	USD	(16,323,813)	139,150	—
Total					1,130,766	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	15,356,000	(177,492)	—	—	—	(177,492)
Fixed rate of 4.946%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/08/2025	USD	33,920,000	(51,004)	—	—	—	(51,004)
Fixed rate of 5.088%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/10/2025	USD	107,139,000	(6,629)	—	—	—	(6,629)
Fixed rate of 5.112%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/17/2025	USD	321,475,000	966,717	—	—	966,717	—
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	171,961	—	—	171,961	—
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	(1,839,412)	—	—	—	(1,839,412)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	1,541,098	—	—	1,541,098	—
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	(1,479,385)	—	—	—	(1,479,385)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	(366,854)	—	—	—	(366,854)
Total							(1,241,000)	—	—	2,679,776	(3,920,776)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	69,000,000	(617,384)	—	—	—	(617,384)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	JPMorgan	06/20/2029	5.000	Quarterly	3.233	USD	21,510,000	387,376	—	—	387,376	—
Markit CDX North America Investment Grade Index, Series 42	JPMorgan	06/20/2029	1.000	Quarterly	0.496	USD	193,210,000	1,310,990	—	—	1,310,990	—
Total								1,698,366	—	—	1,698,366	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.330%
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $3,754,669,277, which represents 28.13% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2024.

(d)	Represents a security purchased on a when-issued basis.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Non-income producing investment.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $11,718,326, which represents 0.09% of total net assets.

(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2024, the total market value of these securities amounted to $211,513, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	6,306	63,060	63,060
Digicel Ltd.	01/29/2024	59,381	34,842	148,453
			97,902	211,513

(k)	Valuation based on significant unobservable inputs.
(l)	Perpetual security with no specified maturity date.
(m)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(n)	Represents a security in default.
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Represents a security purchased on a forward commitment basis.
(r)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)
The stated interest rate represents the weighted average interest rate at August 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(v)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(w)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(x)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	1,015,009,456	9,155,942,116	(8,983,379,710)	(17,492)	1,187,554,370	169,037	52,508,786	1,187,791,928
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	1,665,731,578	—	1,665,731,578
Commercial Mortgage-Backed Securities - Agency	—	81,748,476	—	81,748,476
Commercial Mortgage-Backed Securities - Non-Agency	—	973,264,166	—	973,264,166
Common Stocks
Communication Services	—	3,327,711	148,453	3,476,164
Energy	—	—	46	46
Industrials	—	43,586	—	43,586
Total Common Stocks	—	3,371,297	148,499	3,519,796
Convertible Bonds	—	3,174,187	—	3,174,187
Convertible Preferred Stocks
Communication Services	—	—	63,060	63,060
Total Convertible Preferred Stocks	—	—	63,060	63,060
Corporate Bonds & Notes	—	3,719,897,778	7,903,653	3,727,801,431
Foreign Government Obligations	—	212,552,625	—	212,552,625
Municipal Bonds	—	30,657,126	—	30,657,126
Residential Mortgage-Backed Securities - Agency	—	3,612,923,854	—	3,612,923,854
Residential Mortgage-Backed Securities - Non-Agency	—	484,335,862	3,603,160	487,939,022
Senior Loans	—	51,222,693	1,032,621	52,255,314
Treasury Bills	—	9,909,386	—	9,909,386
U.S. Government & Agency Obligations	—	10,441,070	—	10,441,070
U.S. Treasury Obligations	—	2,313,316,471	—	2,313,316,471
Money Market Funds	1,187,554,370	—	—	1,187,554,370
Total Investments in Securities	1,187,554,370	13,172,546,569	12,750,993	14,372,851,932
Investments in Derivatives
Asset
Futures Contracts	1,228,699	—	—	1,228,699
Swap Contracts	—	4,378,142	—	4,378,142
Liability
Futures Contracts	(10,324,080)	—	—	(10,324,080)
Swap Contracts	—	(4,538,160)	—	(4,538,160)
Total	1,178,458,989	13,172,386,551	12,750,993	14,363,596,533
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $13,449,194,826)	$13,185,297,562
Affiliated issuers (cost $1,187,510,076)	1,187,554,370
Cash	207,565
Foreign currency (cost $730,960)	744,097
Cash collateral held at broker for:
TBA	571,160
Margin deposits on:
Futures contracts	22,981,599
Swap contracts	5,091,105
Receivable for:
Investments sold	87,314,142
Investments sold on a delayed delivery basis	173,356,357
Capital shares sold	57,208,554
Dividends	4,710,753
Interest	91,171,012
Foreign tax reclaims	229,630
Variation margin for futures contracts	626,466
Variation margin for swap contracts	310,823
Due from broker	24,575,763
Prepaid expenses	74,171
Deferred compensation of board members	591,795
Total assets	14,842,616,924
Liabilities
Cash collateral due to broker for:
TBA	1,605,063
Payable for:
Investments purchased	114,367,523
Investments purchased on a delayed delivery basis	1,287,138,365
Capital shares redeemed	8,344,593
Distributions to shareholders	49,651,616
Variation margin for futures contracts	6,260,346
Variation margin for swap contracts	148,553
Due to broker	24,575,763
Management services fees	158,618
Transfer agent fees	338,585
Compensation of board members	14,793
Other expenses	188,262
Deferred compensation of board members	793,937
Total liabilities	1,493,586,017
Net assets applicable to outstanding capital stock	$13,349,030,907
Represented by
Paid in capital	14,800,903,138
Total distributable earnings (loss)	(1,451,872,231)
Total - representing net assets applicable to outstanding capital stock	$13,349,030,907
Institutional Class
Net assets	$13,349,030,907
Shares outstanding	1,516,413,937
Net asset value per share	$8.80
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$166,942
Dividends — affiliated issuers	52,508,786
Interest	564,352,341
Interfund lending	5,996
Foreign taxes withheld	(26,198)
Total income	617,007,867
Expenses:
Management services fees	54,180,309
Transfer agent fees
Institutional Class	4,672,611
Institutional 3 Class	1
Custodian fees	183,368
Printing and postage fees	296,477
Registration fees	303,767
Accounting services fees	52,665
Legal fees	142,300
Interest on collateral	102,981
Interest on interfund lending	817
Compensation of chief compliance officer	2,278
Compensation of board members	140,100
Deferred compensation of board members	58,238
Other	182,013
Total expenses	60,317,925
Net investment income	556,689,942
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(124,086,093)
Investments — affiliated issuers	169,037
Foreign currency translations	187,674
Forward foreign currency exchange contracts	1,057,594
Futures contracts	34,693,412
Swap contracts	11,361,255
Net realized loss	(76,617,121)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	567,189,441
Investments — affiliated issuers	(17,492)
Foreign currency translations	1,748
Forward sale commitments	(8,281)
Forward foreign currency exchange contracts	(4,183)
Futures contracts	(21,900,126)
Swap contracts	(900,313)
Net change in unrealized appreciation (depreciation)	544,360,794
Net realized and unrealized gain	467,743,673
Net increase in net assets resulting from operations	$1,024,433,615
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$556,689,942	$406,781,105
Net realized loss	(76,617,121)	(536,967,173)
Net change in unrealized appreciation (depreciation)	544,360,794	27,678,024
Net increase (decrease) in net assets resulting from operations	1,024,433,615	(102,508,044)
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(567,237,371)	(411,107,260)
Institutional 3 Class	(244)	(333)
Total distributions to shareholders	(567,237,615)	(411,107,593)
Increase in net assets from capital stock activity	1,573,353,141	1,183,203,035
Total increase in net assets	2,030,549,141	669,587,398
Net assets at beginning of year	11,318,481,766	10,648,894,368
Net assets at end of year	$13,349,030,907	$11,318,481,766

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	398,556,262	3,382,375,411	302,000,638	2,599,700,537
Distributions reinvested	66,554,580	567,237,371	47,701,668	411,107,260
Shares redeemed	(277,872,227)	(2,376,251,422)	(211,931,844)	(1,827,604,762)
Net increase	187,238,615	1,573,361,360	137,770,462	1,183,203,035
Institutional 3 Class
Shares redeemed	(978)	(8,219)	—	—
Net decrease	(978)	(8,219)	—	—
Total net increase	187,237,637	1,573,353,141	137,770,462	1,183,203,035
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Year Ended August 31,
	2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$8.52	$8.94	$10.46	$10.76	$10.38
Income (loss) from investment operations:
Net investment income	0.38	0.34	0.21	0.19	0.27
Net realized and unrealized gain (loss)	0.29	(0.42)	(1.49)	(0.05)	0.42
Total from investment operations	0.67	(0.08)	(1.28)	0.14	0.69
Distributions to shareholders
Distributions from net investment income	(0.39)	(0.34)	(0.20)	(0.20)	(0.28)
Distributions from net realized gains	—	—	(0.04)	(0.24)	(0.03)
Total distributions to shareholders	(0.39)	(0.34)	(0.24)	(0.44)	(0.31)
Net asset value, end of period	$8.80	$8.52	$8.94	$10.46	$10.76
Total return	8.13%	(0.87%)	(12.40%)	1.36%	6.77%
Ratios to average net assets
Total gross expenses(a)	0.49%(b),(c)	0.50%(b)	0.50%(b)	0.50%(b)	0.51%
Total net expenses(a),(d)	0.49%(b),(c)	0.49%(b)	0.49%(b)	0.49%(b)	0.49%
Net investment income	4.51%	3.90%	2.15%	1.86%	2.59%
Supplemental data
Net assets, end of period (in thousands)	$13,349,031	$11,318,473	$10,648,886	$10,863,358	$9,404,198
Portfolio turnover	236%	290%	284%	232%	184%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to hedge against market volatility. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,698,366 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,228,699 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,679,776 *
Total		5,606,841

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Notes to Financial Statements (continued)
August 31, 2024
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	617,384 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	10,324,080 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,920,776 *
Total		14,862,240

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	12,024,776	12,024,776
Equity risk	—	690,929	—	690,929
Foreign exchange risk	1,057,594	—	—	1,057,594
Interest rate risk	—	34,002,483	(663,521)	33,338,962
Total	1,057,594	34,693,412	11,361,255	47,112,261

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	215,767	215,767
Foreign exchange risk	(4,183)	—	—	(4,183)
Interest rate risk	—	(21,900,126)	(1,116,080)	(23,016,206)
Total	(4,183)	(21,900,126)	(900,313)	(22,804,622)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,557,256,954
Futures contracts — short	128,633,468
Credit default swap contracts — buy protection	830,548
Credit default swap contracts — sell protection	124,856,190

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	121,496	(34,283)
Interest rate swap contracts	1,784,448	(1,010,335)
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2024:
	Citi ($)	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	3,696	3,696
Centrally cleared interest rate swap contracts (a)	108,266	198,861	-	307,127
Total assets	108,266	198,861	3,696	310,823
Liabilities
Centrally cleared credit default swap contracts (a)	-	30,196	-	30,196
Centrally cleared interest rate swap contracts (a)	-	118,357	-	118,357
Total liabilities	-	148,553	-	148,553
Total financial and derivative net assets	108,266	50,308	3,696	162,270
Total collateral received (pledged) (b)	-	-	-	-
Net amount (c)	108,266	50,308	3,696	162,270

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2024 was 0.44% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. As a result of Institutional 3 Class shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a transfer agency fee for Institutional 3 Class shares.
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.04
Institutional 3 Class	0.01 (a)

(a)	Unannualized.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024 (%)
Institutional Class	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses, distributions and foreign currency transactions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
4,108,941	(4,108,942)	1
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2024			Year Ended August 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
567,237,615	—	567,237,615	411,107,593	—	411,107,593
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
54,856,014	—	(1,163,544,296)	(292,750,690)
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
14,656,347,223	168,363,777	(461,114,467)	(292,750,690)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(560,053,273)	(603,491,023)	(1,163,544,296)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $30,201,619,183 and $28,616,584,318, respectively, for the year ended August 31, 2024, of which $24,721,008,367 and $23,985,155,606, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,000,000	5.88	1
Lender	2,453,333	5.86	15
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At August 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Total Return Bond Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Total Return Bond Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Multi-Manager Total Return Bond Strategies Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 163(j) Interest Dividends
99.66%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Multi-Manager Total Return Bond Strategies Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Total Return Bond Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Loomis, Sayles & Company, L.P., PGIM, Inc., TCW Investment Management Company LLC and Voya Investment Management Co. LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Multi-Manager Total Return Bond Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Multi-Manager Total Return Bond Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN101_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024